UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2010

                  Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 93.49%
CALIFORNIA: 87.74%
$  1,090,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                  AMBAC INSURED)+/-ss(a)(m)(n)                                         9.90%    11/01/2034   $     1,090,000
     895,000   ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER SYSTEM
                  PROJECT (LEASE REVENUE)                                              4.00     08/01/2012           926,576
   1,385,000   ALAMEDA COUNTY CA CERTIFICATES PARTICIPATION REFUNDING SERIES
                  A (LEASE REVENUE, NATL-RE INSURED)                                   5.38     12/01/2015         1,446,148
     700,000   ALISAL CA USD 2006 ELECTION SERIES A (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)                                                    5.50     08/01/2013           791,483
     100,000   ANAHEIM CA CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  NATL-RE FGIC INSURED))                                               3.25     08/01/2010           101,760
   1,600,000   ANAHEIM PFA CONVENTION CENTER PROJECT SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                              5.25     08/01/2013         1,677,760
     900,000   ANTELOPE VALLEY CA HEALTH CARE SERIES A (HCFR, FIRST SECURITY
                  BANK INSURED)                                                        5.20     01/01/2017           901,737
     500,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)##                                                           4.47     08/01/2014           403,375
      50,000   BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF 2006
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)##                    1.67     08/01/2012            47,674
     200,000   BERKELEY CA (OTHER REVENUE, AMBAC INSURED)                              4.70     06/01/2011           202,992
     750,000   BREA CA PFA SERIES A (TAX INCREMENTAL REVENUE)                          5.00     09/01/2012           760,125
     200,000   BRENTWOOD CA USD SERIES E (PROPERTY TAX REVENUE, NATL-RE FGIC
                  INSURED)                                                             4.00     08/01/2012           202,388
   1,260,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT # 2 (TAX
                  REVENUE)                                                             7.00     09/01/2026         1,414,085
     865,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING REVENUE)                 4.65     08/01/2022           798,629
   1,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES K (HOUSING REVENUE)                 4.55     08/01/2021           941,330
     520,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE)                 4.55     08/01/2021           476,554
     335,000   CALIFORNIA HFA MFHR SERIES B (OTHER REVENUE)+/-ss                       1.20     08/01/2040           335,000
     500,000   CALIFORNIA HFA REVENUE AMT HOME MORTGAGE SERIES A (HOUSING
                  REVENUE, FIRST SECURITY BANK INSURED)                                3.50     02/01/2012           496,020
     400,000   CALIFORNIA HFA REVENUE AMT HOME MORTGAGE SERIES A (HOUSING
                  REVENUE, FIRST SECURITY BANK INSURED)                                3.60     08/01/2012           396,188
     940,000   CALIFORNIA HFA REVENUE AMT PACIFIC HOME MORTGAGE SERIES E
                  (HOUSING REVENUE)                                                    5.00     02/01/2042           915,880
   1,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES B (HOUSING
                  REVENUE)                                                             3.95     08/01/2012         1,054,080
     530,000   CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HFFA REVENUE, CA
                  MORTGAGE INSURED)                                                    4.25     07/01/2011           530,636
     600,000   CALIFORNIA HFFA CASA COLINA PROJECT (HFFA REVENUE)                      5.50     04/01/2013           620,436
     700,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B (HCFR, BANK
                  OF AMERICA NA LOC)+/-ss                                              0.28     07/01/2025           700,000
   1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES I (HCFR)+/-ss           4.95     07/01/2026         1,056,650
     500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HFFA
                  REVENUE)                                                             5.13     07/01/2022           498,980
      85,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H PREREFUNDED (HCFR)+/-ss          4.45     07/01/2026            90,558
   1,720,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H UNREFUNDED BALANCE
                  (HCFR)+/-ss                                                          4.45     07/01/2026         1,778,738
     400,000   CALIFORNIA HFFA SCRIPPS HEALTH SERIES A (HCFR)                          4.00     10/01/2014           415,152
     945,000   CALIFORNIA HFFA STANFORD HEALTH CARE SERIES B (HCFR, AMBAC
                  INSURED)                                                             5.00     11/15/2011           956,406
   1,775,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J
                  (HOUSING REVENUE, FGIC INSURED)                                      4.05     08/01/2013         1,769,373
     800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)                           4.13     08/01/2011           808,760
     500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES J AMT
                  (HOUSING REVENUE, FIRST SECURITY BANK LOC)                           4.38     08/01/2012           506,310
   1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                             0.27     09/01/2037         1,000,000
     445,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT J. PAUL
                  GETTY SERIES A (OTHER REVENUE)+/-ss                                  4.00     10/01/2023           472,830
   1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT PACIFIC GAS
                  & ELECTRIC COMPANY SERIES F (NATURAL GAS REVENUE)+/-ss               3.75     11/01/2026         1,511,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT PACIFIC GAS
                  & ELECTRIC COMPANY SERIES G PUTABLE (NATURAL GAS
                  REVENUE)+/-ss                                                        3.75%    12/01/2018   $     1,007,750
     220,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT WORKERS
                  COMPENSATION RELIEF SERIES A (OTHER REVENUE, AMBAC INSURED)          5.00     10/01/2010           229,007
   1,090,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                  CENTRAL CALIFORNIA (HCFR)                                            3.00     02/01/2010         1,090,763
     395,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                  CENTRAL CALIFORNIA (HCFR)                                            3.00     02/01/2011           394,763
   1,585,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                  CENTRAL CALIFORNIA (HCFR)                                            5.00     02/01/2012         1,640,697
     800,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT (LEASE REVENUE)+/-ss                            3.45     09/01/2014           800,720
   1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT
                  SERIES A (PCR)+/-ss                                                  5.13     07/01/2031         1,052,060
   1,000,000   CALIFORNIA PCFA USA WASTE SERVICES INCORPORATED PROJECT B
                  (RESOURCE RECOVERY REVENUE)+/-ss                                     4.00     06/01/2018           989,050
     300,000   CALIFORNIA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
                  REVENUE, NATL-RE INSURED)                                            5.00     05/01/2011           311,508
   2,030,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED PROGRAM SERIES A (SFHR, FNMA INSURED)                4.20     02/01/2027         1,935,889
     545,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES PROGRAM SERIES C (HOUSING
                  REVENUE, GNMA INSURED)                                               4.10     08/01/2039           538,956
     350,000   CALIFORNIA SPECIAL DISTRICTS FINANCE PROGRAM COP SERIES 00
                  (LEASE REVENUE, NATL-RE INSURED)                                     5.00     12/01/2015           358,334
     125,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                 5.25     02/01/2010           126,785
     275,000   CALIFORNIA STATE (GENERAL FUND REVENUE, FIRST SECURITY BANK
                  INSURED)                                                             5.75     12/01/2010           288,841
   1,690,000   CALIFORNIA STATE (TAX REVENUE)                                          6.25     09/01/2012         1,815,550
   1,000,000   CALIFORNIA STATE ANTIC NOTES SUBSERIES A-1 (GENERAL FUND
                  REVENUE)                                                             3.00     05/25/2010         1,012,280
   1,000,000   CALIFORNIA STATE ANTIC NOTES SUBSERIES A-2 (GENERAL FUND
                  REVENUE)                                                             3.00     06/23/2010         1,012,640
   1,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
                  (ELECTRIC, POWER & LIGHTING REVENUE, FIRST SECURITY BANK
                  INSURED)+/-ss                                                        0.45     05/01/2022         1,300,000
   1,500,000   CALIFORNIA STATE DWR SERIES A (ELECTRIC POWER & LIGHT REVENUE)          6.00     05/01/2014         1,682,430
     100,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                  REVENUE)                                                             5.25     01/01/2010           101,099
   1,205,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                  REVENUE)                                                             5.25     01/01/2011         1,264,394
   1,325,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B (SALES TAX
                  REVENUE)+/-ss                                                        5.00     07/01/2023         1,346,624
     300,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE, XLCA
                  INSURED)                                                             5.25     10/01/2023           314,049
     485,000   CALIFORNIA STATE PRINCIPAL M RAES 10% 09/01/11 SERIES 27 (TAX
                  REVENUE, NATL-RE INSURED)##                                          0.84     09/01/2011           477,167
     850,000   CALIFORNIA STATE PUBLIC WORKS BOARD (LEASE REVENUE, NATL-RE
                  INSURED)                                                             5.38     12/01/2010           852,542
     800,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES A (LEASE REVENUE, AMBAC INSURED)                     5.25     12/01/2012           809,696
     100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES A (LEASE REVENUE, AMBAC INSURED)                     5.50     04/01/2013           100,215
   1,930,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES B (LEASE REVENUE, NATL-RE INSURED)                   5.10     09/01/2013         1,952,697
     750,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA COMMUNITY
                  COLLEGES SERIES D (LEASE REVENUE, NATL-RE INSURED)                   5.38     03/01/2012           751,755
     450,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                  UNIVERSITY SERIES A (LEASE REVENUE, AMBAC INSURED)                   5.00     10/01/2010           451,251
     365,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                  UNIVERSITY TRUSTEES SERIES B (LEASE REVENUE)                         5.00     09/01/2013           367,442
     845,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                  (LEASING REVENUE, NATL-RE INSURED)                                   5.50     06/01/2015           904,454
   1,500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
                  STATE PRISONS SERIES A (LEASING REVENUE, AMBAC INSURED)              5.25     12/01/2013         1,630,200
     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES A (LEASE REVENUE, NATL-RE INSURED)                   5.20     11/01/2012           506,080
     500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                  SERVICES SERIES A (LEASE REVENUE, NATL-RE INSURED)                   5.50     11/01/2015           505,805
     250,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE
                  UNIVERSITY SERIES A (LEASE REVENUE)                                  5.25     10/01/2013           251,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    150,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALLIFORNIA
                  RESEARCH PROJECT L (LEASE REVENUE)                                   5.25%    11/01/2010   $       156,950
     800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                               5.15     12/01/2015           803,248
   1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES BH (TAX REVENUE)                 5.40     12/01/2014         1,002,000
   1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES CA (TAX REVENUE)                 4.45     12/01/2017         1,058,180
     200,000   CALIFORNIA STATEWIDE CDA (ACA RADIAN INSURED)+/-ss(a)(m)(n)             0.73     05/15/2029           190,000
   1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                  (SOLID WASTE REVENUE)(i)                                             4.95     12/01/2012         1,047,870
   1,150,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE,
                  NATL-RE INSURED)                                                     5.50     09/01/2014         1,280,123
     745,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (PRIVATE SCHOOLS REVENUE)                                    4.60     11/01/2013           706,625
     630,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS
                  (HCFR, NATL-RE INSURED)                                              5.50     08/15/2012           669,224
     750,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HCFR)+/-ss         3.90     08/01/2031           757,170
     725,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C (HCFR)+/-ss         3.85     11/01/2029           743,132
     455,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
                  (HOUSING REVENUE)                                                    4.25     07/01/2012           446,068
   1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
                  REVENUE, AMBAC INSURED)                                              5.50     08/01/2011         1,428,142
   1,270,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HCFR, FIRST SECURITY
                  BANK LOC)                                                            4.50     07/01/2018         1,328,966
     375,000   CENTINELA VALLEY CA UNION HIGH SCHOOL DISTRICT SERIES A
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)##                    3.94     08/01/2015           298,395
     430,000   CHULA VISTA CA COP (LEASE REVENUE, NATL-RE INSURED)                     4.50     08/01/2016           441,653
     500,000   COLTON CA JOINT USID ELECTION OF 2001 SERIES C (PROPERTYTAX
                  REVENUE, NATL-RE FGIC INSURED)                                       3.75     02/01/2010           504,805
     230,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE
                  RECOVERY REVENUE)                                                    4.80     08/01/2020           219,501
     450,000   CONTRA COSTA COUNTY CA PFA SERIES B (LEASE REVENUE, NATL-RE
                  INSURED)                                                             4.00     06/01/2013           466,038
   1,205,000   CORONA CA PFA CITY HALL PROJECT SERIES B (LEASE REVENUE,
                  NATL-RE INSURED)                                                     5.38     09/01/2018         1,233,824
     170,000   CORONA CA REDEVELOPMENT AGENCY MERGED DOWNTOWN AMENDED SERIES
                  A (TAX ALLOCATION REVENUE, NATL-RE INSURED)                          3.50     09/01/2011           171,698
     650,000   CULVER CITY CA RDFA (TAX REVENUE, AMBAC INSURED)                        5.50     11/01/2014           662,357
   1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL
                  REVENUE)                                                             4.40     10/01/2011           986,760
     150,000   EAST WHITTIER CA CITY SCHOOL FACULTIES FINANCIING AUTHORITY
                  (MISCELLANEOUS REVENUE, FIRST SECURITY BANK INSURED)                 5.00     08/01/2010           155,471
     400,000   FONTANA CA PFA (LEASE REVENUE, AMBAC INSURED)                           5.00     09/01/2012           426,732
     100,000   FREMONT CA MERGED REDEVELOPMENT PROJECT (TAX ALLOCATION
                  REVENUE, XLCA INSURED)                                               3.38     09/01/2010           100,103
     200,000   FRESNO CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)          6.55     08/01/2020           230,724
     460,000   FULLERTON CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)               5.00     09/01/2011           480,769
   2,910,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES 2003
                  A1 (TOBACCO SETTLEMENT REVENUE)                                      6.25     06/01/2033         3,255,213
     250,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A
                  (TOBACCO SETTLEMENT REVENUE, AMBAC INSURED)                          5.00     06/01/2010           255,423
   1,150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1
                  (TOBACCO SETTLEMENT REVENUE)                                         4.50     06/01/2027         1,061,370
     100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (ASSURED
                  GUARANTY)##                                                          3.20     08/01/2013            88,477
     100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (ASSURED
                  GUARANTY)##                                                          3.94     08/01/2015            79,572
     155,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (ASSURED
                  GUARANTY)##                                                          4.16     08/01/2016           116,796
     165,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A (ASSURED
                  GUARANTY)##                                                          4.39     08/01/2017           117,229
     100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES A
                  (SPECIAL TAX REVENUE, AMBAC INSURED)                                 4.25     09/01/2011           104,190
     240,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       4.00     08/01/2011           251,558

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    265,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       4.00%    08/01/2012   $       282,167
     280,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       4.00     08/01/2013           301,907
     295,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       4.00     08/01/2014           318,075
     260,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                  (SPECIAL TAX REVENUE)                                                5.35     09/01/2010           263,297
     750,000   LANCASTER CA COMBINED REDEVELOPMENT PROJECT AREAS                       4.50     08/01/2014           775,538
     585,000   LANCASTER CA COMBINED REDEVELOPMENT PROJECT AREAS                       4.75     08/01/2015           610,980
     340,000   LINDSAY CA USD COP (LEASE REVENUE, ASSURED GUARANTY)                    5.00     10/01/2014           371,256
   1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE SOUTH
                  PACIFIC (LEASE REVENUE, AMBAC INSURED)                               5.50     11/01/2015         1,075,869
     300,000   LOS ANGELES CA COP HOLLYWOOD PRESBYTERIAN MEDICAL CENTER
                  (LEASE REVENUE, INDLC INSURED)                                       9.63     07/01/2013           352,629
   1,000,000   LOS ANGELES CA DW&P SUBSERIES B7 (ELECTRIC, POWER & LIGHT
                  REVENUES)+/-ss                                                       0.35     07/01/2034         1,000,000
     230,000   LOS ANGELES CA PREREFUNDED (ELECTRIC, POWER & LIGHT
                  REVENUES, NATL-RE INSURED)                                           4.75     08/15/2011           230,720
     610,000   LOS ANGELES CA STATE CALIFORNIA DEPARTMENT (LEASE REVENUE,
                  NATL-RE INSURED)                                                     5.63     05/01/2011           626,671
   1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5
                  ROWLAND HEIGHTS AREA (SPECIAL TAX REVENUE, FIRST SECURITY
                  BANK INSURED)                                                        5.00     09/01/2019         1,013,520
     500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES E (SALES TAX REVENUE)                                         3.00     07/01/2010           509,225
     250,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER
                  PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)                    5.00     09/01/2011           263,988
     515,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER
                  PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)                    5.00     09/01/2014           559,388
     500,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER
                  PROJECT SERIES A (LEASING REVENUE, NATL-RE INSURED)                  5.00     12/01/2009           502,920
     560,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY
                  REGIONAL PARK & OPEN SPACE DISTRICT (SPECIAL ASSESMENT
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.00     10/01/2010           582,781
     160,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
                  (SALES TAX REVENUE)                                                  6.50     07/01/2010           165,776
     350,000   MARIN CA PUBLIC SAFETY & EMERGENCY RADIO (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.00     08/15/2010           357,683
     100,000   MARIN CA PUBLIC SAFETY & EMERGENCY RADIO (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.00     08/15/2014           101,468
     180,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A
                  (PROPERTY TAX REVENUE)                                               5.25     03/01/2011           181,580
     200,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES B-2
                  (UTILITIES REVENUE)+/-ss                                             0.23     07/01/2035           200,000
     500,000   MOJAVE CA USD COP (LEASE REVENUE, FIRST SECURITY BANK
                  INSURED)##                                                           2.28     09/01/2012           467,655
     500,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A
                  (TAX ALLOCATION REVENUE, NATL-RE INSURED)                            5.50     08/01/2013           500,980
   1,000,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE
                  REVENUE)                                                             5.10     02/15/2011         1,001,080
     990,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID WASTE
                  REVENUE)                                                             5.30     02/15/2012           991,059
     905,000   NEW HAVEN CA UNIFIED SCHOOL DISTRICT REFUNDING (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                               12.00     08/01/2013         1,243,316
     300,000   NEW HAVEN CA USD ELECTION OF 2003 SERIES A (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                          2.11     08/01/2010           294,741
   2,680,000   NORTHERN CA TRANSMISSION CALIFORNIA OREGON TRANSMISSION
                  PROJECT SERIES A (POWER REVENUE, NATL-RE INSURED)                    7.00     05/01/2013         2,940,871
     440,000   NORTHERN CALIFORNIA POWER AGENCY UNREFUNDED BALANCE
                  HYDROELECTRIC SERIES 1A (ELECTRIC, POWER & LIGHT REVENUES,
                  NATL-RE INSURED)                                                     5.13     07/01/2023           442,460
     100,000   NORWALK-LA MARINDA CA USD UNREFUNDED BALANCE (PROPERTY TAX
                  REVENUES, NATL-RE INSURED)                                           5.00     08/01/2010           103,212
     925,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                    5.50     10/01/2011           971,102
     290,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                  CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                    5.50     10/01/2013           298,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    300,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY SERIES A1 (LEASE
                  REVENUE, ASSURED GUARANTY)                                           3.50%    01/01/2011   $       309,501
     500,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                             3.75     08/01/2012           516,915
     435,000   OAKLAND CA USD ALAMEDA COUNTY ECLECTION 2006 SERIES A
                  (PROPERTY TAX REVENUE)                                               4.00     08/01/2014           451,295
     280,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2008 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                            5.00     08/01/2016           297,304
   1,500,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED SAVERS
                  & RIBS (SALES TAX REVENUE)                                           6.20     02/14/2011         1,548,135
     185,000   OXNARD CA (LEASE REVENUE, AMBAC INSURED)                                4.45     06/01/2012           187,037
     200,000   PADRE DAM CA MUNICIPAL WATER DISTRICT COP SERIES A (LEASE
                  REVENUE)                                                             2.00     10/01/2010           202,564
     150,000   PALM DESERT CA FINANCING AUTHORITY (TAX INCREMENTAL REVENUE,
                  NATL-RE INSURED)                                                     5.00     10/01/2013           157,221
     290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                  AIRPORT (AIRPORT REVENUE)                                            5.10     07/01/2012           283,040
     410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                  AIRPORT (AIRPORT REVENUE)                                            5.20     07/01/2013           393,879
     200,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                  AIRPORT (AIRPORT REVENUE)                                            5.30     07/01/2013           196,060
     430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL
                  AIRPORT (AIRPORT REVENUE)                                            5.30     07/01/2014           410,495
   1,005,709   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                  REVENUE)(i)                                                          4.80     09/01/2027           992,373
     135,000   PALOS VERDES PENINSULA CA USD SERIES A (PROPERTY TAX REVENUE)           5.75     11/01/2018           144,172
   1,830,000   POMONA CA PFA REDEVELOPMENT PROJECT SERIES AD (TAX ALLOCATION
                  REVENUE, NATL-RE INSURED)                                            4.75     02/01/2013         1,879,776
      20,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.75     11/01/2012            20,540
       5,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.75     11/01/2014             5,135
   1,000,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE FGIC INSURED)                                                5.75     11/01/2013         1,016,570
   2,430,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.75     11/01/2012         2,470,265
     995,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.75     11/01/2014         1,010,034
     500,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.88     11/01/2017           508,090
     500,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A (TAX
                  ALLOCATION REVENUE, NATL-RE INSURED)                                 4.50     06/15/2014           518,705
     350,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)                     5.00     09/01/2011           366,811
     500,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK
                  INSURED)                                                             5.00     09/01/2013           506,515
   1,100,000   RIVERSIDE CA COMMUNITY FACILITIES DISTRICT NUMBER 90-1 SERIES
                  A (SPECIAL TAX REVENUE, NATL-RE INSURED)                             5.50     09/01/2013         1,137,565
   1,000,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A
                  (LEASE REVENUE)                                                      4.50     05/01/2012         1,054,910
   1,000,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT & INTERSTATE 215
                  (TAX REVENUE, NATL-RE INSURED)                                       5.00     10/01/2014         1,071,140
   1,000,000   SACRAMENTO CA AIRPORT SERIES D (AIRPORT REVENUE)                        5.00     07/01/2014         1,116,810
     200,000   SACRAMENTO CA CITY FINANCING AUTHORITY DEL PASO & OAK PARK
                  PROJECT SERIES A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)          4.00     12/01/2009           200,630
     300,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                              5.38     11/01/2014           317,952
   1,050,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE
                  REVENUE)                                                             5.00     11/01/2014         1,102,395
     310,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES O (POWER
                  REVENUE, NATL-RE INSURED)                                            5.25     08/15/2015           322,471
   1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES A (SEWER REVENUE)                                             6.00     12/01/2014         1,071,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
                  AMBAC INSURED)                                                       5.00%    08/01/2012   $     1,019,642
     910,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES
                  PROJECT (OTHER REVENUE)                                              5.10     06/01/2017           858,458
     485,000   SAN DIEGO CA RDA TAX ALLOCATION CENTRE CITY SERIES A (TAX
                  INCREMENTAL REVENUE,  XLCA INSURED, XLCA INSURED)                    5.00     09/01/2014           520,846
     600,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                  5.63     09/01/2012           618,438
     500,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                  INCORPORATED PROJECT (AIRPORT REVENUE)                               8.00     07/01/2013           570,270
     240,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES ISSUE 30 (AIRPORT REVENUE, XLCA INSURED)                      4.00     05/01/2014           254,126
     100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 26A
                  (AIRPORT REVENUE, FGIC INSURED)                                      5.00     05/01/2016           101,586
     125,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                  REDEVELOPMENT SERIES C (TAX REVENUE)                                 4.50     08/01/2014           128,771
     310,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                  REDEVELOPMENT SERIES C (TAX REVENUE)                                 4.50     08/01/2016           314,173
     500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                  REDEVELOPMENT SERIES D (TAX REVENUE)                                 4.00     08/01/2012           512,520
     500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                  REDEVELOPMENT SERIES D (TAX REVENUE)                                 5.00     08/01/2014           533,535
     100,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (SALES
                  TAX REVENUE, FIRST SECURITY BANK INSURED)                            5.00     07/01/2010           101,327
     250,000   SAN FRANCISCO CITY & COUNTY CA RDFA SAN FRANCISCO
                  REDEVELOPMENT PROJECT SERIES B (TAX REVENUE, NATL-RE
                  INSURED)                                                             5.25     08/01/2013           269,590
     675,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION
                  REVENUE)                                                             5.25     08/01/2011           712,091
     550,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION
                  REVENUE)                                                             6.13     08/01/2015           625,400
   1,000,000   SAN LUIS & DELTA-MENDOTA CA WATER AUTHORITY DHCCP DEVELOPMENT
                  PROJECT SERIES A (WATER REVENUE)                                     4.50     03/01/2014         1,056,710
     120,000   SANTA CRUZ COUNTY CA RDA LIVE OAK SOQUEL COMMUNITY
                  IMPROVEMENT SERIES A (TAX INCREMENTAL REVENUE)                       4.20     09/01/2012           123,428
      75,000   SANTA MARGARITA-DANA POINT AUTHORITY CA IMPROVEMENT DISTRICTS
                  1, 2, 2A & 8 SERIES A (OTHER REVENUE, NATL-RE INSURED)               7.25     08/01/2010            78,324
   1,365,000   SOUTH GATE CA PFA SOUTHGATE REDEVELOPMENT PROJECT # 1 (TAX
                  REVENUE, AMBAC INSURED)                                              5.25     09/01/2019         1,408,639
     100,000   SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                       5.00     10/01/2010           103,120
   2,170,000   TORRANCE CA RDA REFERENDUM SERIES C (TAX ALLOCATION REVENUE,
                  NATL-RE INSURED)                                                     5.45     09/01/2018         2,209,407
     315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                               6.00     08/01/2013           361,333
     345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                               8.00     08/01/2012           405,582
     500,000   TURLOCK CA SERIES A (UTILITIES REVENUE, NATL-RE INSURED)                5.00     01/01/2014           502,845
   1,000,000   UNIVERSITY CA LIMITED PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, FIRST SECURITY BANK REVENUE)                                5.00     05/15/2019         1,095,600
     545,000   VALLEJO CITY CA JOINT USD SERIES A (PROPERTY TAX REVENUE,
                  ASSURED GUARANTY)                                                    5.00     02/01/2013           556,505
     280,000   VICTOR VALLEY CA JOINT UNION HIGH SCHOOL DISTRICT (PROPERTY
                  TAX REVENUE, ASSURED GUARANTY)##                                     3.65     08/01/2015           226,402
     465,000   WASHINGTON CA USD YOLO COUNTY NEW HIGH SCHOOL PROJECT (LEASE
                  REVENUE, AMBAC INSURED)                                              4.25     08/01/2013           483,023
     905,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)             5.00     07/01/2013           949,381
     975,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)             5.00     07/01/2014         1,025,817
   1,355,000   WEST CONTRA COSTA CA USD 2000 ELECTION SERIES C (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                            5.25     08/01/2018         1,419,105
     220,000   WESTSIDE CA USD 2008 ELECTION SERIES A (PROPERTY TAX REVENUE)           3.00     08/01/2010           224,235
   1,000,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL SERIES
                  D (HCFR)                                                             4.00     06/01/2013         1,029,130
     245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER RDA SERIES A (LEASE
                  REVENUE)                                                             5.00     11/01/2012           250,128

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    500,000   WOODLAND CA TAX & REVENUE ANTIC NOTES (PROPERTY TAX REVENUE)            2.50%    06/30/2010   $       505,205
                                                                                                                 144,442,730
                                                                                                             ---------------
GUAM: 0.31%
     500,000   TERRITORY OF GUAM SECTION 30 SERIES A (OTHER REVENUE)                   5.00     12/01/2012           521,895
                                                                                                             ---------------
PUERTO RICO: 5.44%
     960,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES A (SALES TAX REVENUE, AMBAC INSURED)                          5.25     07/01/2010           966,835
     805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)                                            5.75     07/01/2020           833,650
     500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (POWER
                  REVENUE, NATL-RE INSURED)                                            5.00     07/01/2012           504,755
     860,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                  TAX REVENUE, NATL-RE INSURED)                                        5.25     07/01/2014           865,143
     595,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES Z (FUEL
                  SALES TAX REVENUE, NATL-RE INSURED)                                  6.25     07/01/2010           613,754
   2,000,000   PUERTO RICO HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)            4.75     10/01/2011         2,004,080
   1,000,000   PUERTO RICO MUNICIPAL FINANCING AGENCY REFERENCE SERIES C
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK INSURED)                  5.00     08/01/2013         1,079,150
   2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                  A (SALES TAX REVENUE)+/-ss                                           5.00     08/01/2039         2,083,537
                                                                                                                   8,950,904
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $151,553,228)                                                                153,915,529
                                                                                                             ---------------
   SHARES                                                                            YIELD
------------                                                                        -------
SHORT-TERM INVESTMENTS: 4.32%
   7,106,755   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
                  TRUST+++~                                                            0.24%(s)                    7,106,755
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,106,755)                                                                     7,106,755
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $158,659,983)*                                                        97.81%                           $   161,022,284
OTHER ASSETS AND LIABILITIES, NET                                            2.19                                  3,603,898
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   164,626,182
                                                                           ------                            ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(i)  ILLIQUID SECURITY.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,106,755.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $158,661,724 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $2,807,728
     GROSS UNREALIZED DEPRECIATION     (447,168)
                                     ----------
     NET UNREALIZED APPRECIATION     $2,360,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 97.92%
CALIFORNIA: 96.93%
$  1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC
                  INSURED)##                                                           4.41%    08/01/2018   $     1,018,995
   2,345,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
                  INSURED)+/-ss(m)(n)(a)                                               9.90     11/01/2034         2,345,000
   3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                  (TRANSPORTATION REVENUE)##                                           5.52     10/01/2018         2,241,128
   1,105,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION-2006
                  ELECTION-SERIES A (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)##      4.38     08/01/2017           786,042
   2,170,000   ALISAL UNION SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT)##                                               5.49     08/01/2026           870,430
   5,900,000   ANAHEIM PFA (LEASE REVENUE, FIRST SECURITY BANK LOC)##                  4.42     09/01/2018         3,990,347
  15,110,000   ANAHEIM PFA CAPITAL APPRECIATION SUB-PUBLIC IMPROVEMENTS PROJECT
                  SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)##                  5.35     09/01/2025         6,509,841
   3,075,000   ANTELOPE VALLEY CA HEALTH CARE SERIES A (HCFR, FIRST SECURITY BANK
                  INSURED)                                                             5.20     01/01/2017         3,080,935
   4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE)                                                  5.88     09/01/2020         4,376,414
   1,635,000   BAY AREA GOVERNMENTS ASSOCIATION (SALES TAX REVENUE, XLCA INSURED)      5.00     08/01/2017         1,694,874
   3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT # 2000-1
                  LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED)                                                             5.75     08/01/2030         3,730,067
   2,105,000   BREA PFA TAX ALLOCATION SERIES A (TAX INCREMENTAL REVENUE)              7.00     09/01/2023         2,220,375
   1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)##        5.06     08/01/2021           828,840
   4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                     5.00     03/01/2028         3,905,760
   3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                                   6.00     04/01/2022         3,043,710
   3,000,000   CALIFORNIA COMMERCE JOINT POWER FINANCING AUTHORITY (OTHER
                  REVENUE, AMBAC INSURED)                                              5.00     08/01/2026         2,979,570
   1,085,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.13     04/01/2017         1,052,168
     725,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.25     04/01/2024           656,517
      65,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS SERIES B
                  UNREFUNDED (COLLEGE & UNIVERSITY REVENUE)                            5.25     04/01/2024            76,030
   2,750,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC
                  HEALTHCARE WEST SERIES A (HOSPITAL REVENUE)                          6.00     07/01/2029         3,013,368
   6,700,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING REVENUE)                 4.65     08/01/2022         6,185,909
   2,845,000   CALIFORNIA HFA HOME MORTGAGE SERIES G (HOUSING REVENUE)                 5.50     08/01/2042         2,813,677
   7,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES K (HOUSING REVENUE)                 4.55     08/01/2021         6,697,563
   4,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE)                 4.55     08/01/2021         4,124,025
   3,310,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE)                 5.00     08/01/2037         3,233,539
     665,000   CALIFORNIA HFA MFHR SERIES B (OTHER REVENUE)+/-ss                       1.20     08/01/2040           665,000
   4,425,000   CALIFORNIA HFA REVENUE AMT PACIFIC HOME MORTGAGE SERIES E (HOUSING
                  REVENUE)                                                             5.00     02/01/2042         4,311,455
   4,900,000   CALIFORNIA HFA SERIES J (HOUSING REVENUE)                               4.95     08/01/2022         4,636,576
   1,500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.28     07/01/2025         1,500,000
   2,275,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HFFA REVENUE)        5.13     07/01/2022         2,270,359
   3,950,000   CALIFORNIA HOME MORTGAGE FINANCE AUTHORITY SERIES E (HOUSING
                  REVENUE, GNMA INSURED)                                               6.10     02/01/2046         4,053,095
   3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (OTHER
                  REVENUE)                                                             6.25     02/01/2039         3,254,970
   5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. DAVID
                  GLADSTONE INSTITUTE PROJECT (HCFR)                                   5.25     10/01/2034         4,945,100
   1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES
                  COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-ss                                             0.27     09/01/2037         1,000,000
   2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS CENTRAL
                  CALIFORNIA (HOSPITAL REVENUE)                                        5.00     02/01/2020         2,512,025
   2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                  PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)                           6.75     06/01/2030         2,102,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$     75,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                  SECURITIES SERIES B (HOUSING REVENUE, GNMA INSURED)                  6.25%    12/01/2031   $        75,752
     100,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                  SECURITIES SERIES B5 (HOUSING REVENUE, GNMA INSURED)                 6.35     12/01/2029           106,994
   3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                  SECURITIES SERIES C (HOUSING REVENUE, GNMA)                          5.40     02/01/2046         3,464,907
   3,565,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
                  SECURITIES SERIES E (HOUSING REVENUE, GNMA)                          5.80     08/01/2043         3,624,357
   1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                  PROGRAM SERIES MM (LEASE REVENUE)                                    5.50     06/01/2021         1,091,559
   8,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                 5.75     04/01/2031         8,599,760
   1,000,000   CALIFORNIA STATE ANTIC NOTES SUBSERIES A-1 (GENERAL FUND REVENUE)       3.00     05/25/2010         1,012,280
   1,000,000   CALIFORNIA STATE ANTIC NOTES SUBSERIES A-2 (GENERAL FUND REVENUE)       3.00     06/23/2010         1,012,640
   2,520,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION CA SERIES A (LEASE
                  REVENUE, NATL-RE INSURED)                                            5.25     03/01/2016         2,528,291
   3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                  SERIES A (OTHER REVENUE, AMBAC INSURED)                              5.30     12/01/2021         3,100,860
   3,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (ELECTRIC,
                  POWER & LIGHTING REVENUE, FIRST SECURITY BANK INSURED)+/-ss          0.45     05/01/2022         3,100,000
     450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC
                  INSURED)                                                             5.25     12/01/2024           455,166
   2,825,000   CALIFORNIA STATE PUBLIC WORKS BOARD SERIES K (LEASE REVENUE)            5.00     11/01/2018         2,978,680
   4,225,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA
                  RESEARCH PROJECT SERIES L (COLLEGE & UNIVERSITY REVENUE,
                  NATL-RE INSURED)                                                     5.25     11/01/2028         4,405,619
   3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                  SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED (COLLEGE
                  & UNIVERSITY REVENUE)ss                                              6.00     07/01/2022         3,665,376
   2,000,000   CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION SERIES B (COLLEGE
                  & UNIVERSITY REVENUE, NATL-RE INSURED)                               6.63     07/01/2030         2,091,060
   4,000,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE)                             5.25     12/01/2027         3,318,320
   1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED BALANCE (HCFR)       6.50     07/01/2020         1,836,141
   1,420,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)             6.50     08/01/2012         1,528,161
   1,950,000   CALIFORNIA STATEWIDE CDA CERTIFICATE OF PARTICIPATION  (ACA
                  INSURED)+/-ss(m)(n)(a)                                               0.73     05/15/2029         1,852,500
   2,000,000   CALIFORNIA STATEWIDE CDA CHILDREN'S HOSPITAL LOS ANGELES (HCFR,
                  NATL-RE INSURED)                                                     5.25     08/15/2029         2,004,120
   2,000,000   CALIFORNIA STATEWIDE CDA CHILDREN'S HOSPITAL LOS ANGELES
                  (HCFR, NATL-RE INSURED)                                              5.25     08/15/2029         2,004,120
   2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                  (HOUSING REVENUE, GNMA INSURED)                                      6.10     12/20/2035         2,059,265
   1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                  PENINSULA PROJECT (OTHER REVENUE)                                    5.00     11/01/2016         1,080,401
   4,000,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                  AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                          5.25     10/01/2027         4,201,360
   3,600,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                     5.38     04/01/2017         3,635,892
   1,000,000   CALIFORNIA STOCKTON PFA (OTHER REVENUE, GUARANTEE AGREEMENT)+/-ss       2.00     09/01/2048         1,000,000
   6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                                6.25     08/15/2031         6,121,500
   2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK
                  LOC)                                                                 5.13     08/15/2022         2,752,585
   2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
                  INSURED)                                                             5.25     02/01/2021         2,019,440
      90,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                  NATL-RE INSURED)                                                     6.50     04/01/2012            90,329
   1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                  INSURED)                                                             5.25     10/01/2020         1,178,441
   1,075,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                  APPRECIATION SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                  INSURED)##                                                           5.27     08/01/2024           496,446
   1,085,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                  APPRECIATION SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                  INSURED)##                                                           5.46     08/01/2026           437,364
   5,000,000   CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)##                                          4.95     09/01/2021         2,788,350
   3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                   5.82     08/01/2028         1,221,804
   2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                  PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, NATL-RE
                  INSURED)                                                             6.45     02/01/2018         3,049,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                  REVENUE, MBIA INSURED)                                               5.13%    04/01/2021   $     3,044,130
   1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                  DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC
                  INSURED)                                                             6.00     08/01/2016         1,807,812
   3,000,000   CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE, AMBAC INSURED)           5.50     03/01/2026         3,078,810
   1,000,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                  ELECTION 2008 SERIES 8 (COLLEGE & UNIVERSITY REVENUE,
                  GUARANTEE AGREEMENT)##                                               5.27     08/01/2024           461,810
   1,355,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                  ELECTION 2008 SERIES A (COLLEGE & UNIVERSITY REVENUE,
                  GUARANTEE AGREEMENT)##                                               5.35     08/01/2025           586,349
     290,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE
                  RECOVERY REVENUE)                                                    4.80     08/01/2020           276,762
     270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                  7.75     05/01/2022           354,575
     750,000   CONTRA COSTA COUNTY CA PFA (TAX INCREMENTAL REVENUE)                    5.25     08/01/2028           746,393
   2,000,000   DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                  MOBILE SERIES A (OTHER REVENUE)                                      5.25     12/15/2031         1,796,740
   4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE)##                                  4.29     12/01/2016         2,947,480
   5,265,000   DUARTE CA SERIES A (HCFR)                                               5.25     04/01/2024         5,298,170
   2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                                  5.25     04/01/2019         2,021,280
   3,000,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                  PROJECT (TAX INCREMENTAL REVENUE)                                    6.63     10/01/2029         3,060,000
   4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                   4.32     09/01/2018         3,020,330
   5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                   4.50     09/01/2019         3,330,533
   5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)##                                                   4.65     09/01/2020         3,276,824
      20,000   EASTERN MUNICIPAL WATER DISTRICT CA SERIES H (WATER & SEWER
                  REVENUE)                                                             5.00     07/01/2035            20,922
   2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                  PHASE II (LEASE REVENUE, AMBAC INSURED)(i)                           5.25     01/01/2034         2,510,000
     500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                         5.75     09/02/2014           501,705
   1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                         5.90     09/02/2021         1,707,545
     835,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                  PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                      6.13     09/01/2011           889,676
   8,385,000   ESCONDIDO CA UNION HIGH SCHOOL CAPITAL APPRECIATION ELECTION
                  2008 SERIES A (PROPERTY TAX REVENUE, GUARANTEE AGREEMENT)##          5.43     08/01/2027         3,219,169
   2,000,000   ETIWANDA SCHOOL DISTRICT PFA (OTHER REVENUE, GUARANTEE
                  AGREEMENT)                                                           5.00     09/15/2032         2,068,540
   1,000,000   FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER REVENUE, XLCA
                  INSURED)##                                                           5.23     04/01/2021           551,880
   2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.50     10/01/2017         2,493,151
   5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.50     10/01/2027         5,059,001
   4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.60     10/01/2027         4,852,086
     550,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                    6.63     12/01/2011           554,994
   2,000,000   FRESNO CA WATER SYSTEM REVENUE REFUNDING SERIES A (WATER
                  REVENUE, NATL-RE INSURED)                                            5.00     06/01/2024         2,011,120
   1,000,000   GILROY CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT)                                                 6.00     08/01/2027         1,174,600
   5,825,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A1
                  (TOBACCO SETTLEMENT REVENUE)                                         4.50     06/01/2027         5,376,067
   2,000,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                  REVENUE, NATL-RE INSURED)##                                          3.43     08/01/2015         1,638,440
   2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                       6.00     12/01/2013         2,562,900
   4,105,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                        6.00     11/01/2025         4,391,734
   3,000,000   HESPERIA CA PFA (OTHER REVENUE, XLCA INSURED)                           5.00     09/01/2031         2,616,900
   1,815,000   INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A
                  (OTHER REVENUE)                                                      4.63     06/01/2021         1,671,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  1,080,000   IRVINE RANCH WATER DISTRICT CA (WATER & WASTEWATER AUTHORITY
                  REVENUE, LANDESBANK HESSEN-THUERINGEN LOC)+/-                        0.20%    10/01/2010   $     1,080,000
     180,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)                                                             6.40     08/01/2016           180,817
   4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                 5.50     09/01/2030         3,975,240
   3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                  (SPECIAL TAX REVENUE)                                                5.63     09/01/2016         3,029,505
   2,000,000   LANCASTER CA REDEVELOPMENT AGENCY TAX COMB REDEVELOPMENT
                  PROJECT AREAS                                                        6.50     08/01/2029         2,153,340
   1,000,000   LIVE OAK SCHOOL DISTRICT SANTA CRUZ COUNTY CA (LEASE REVENUE,
                  GUARANTEE AGREEMENT)                                                 5.50     08/01/2029         1,073,770
   1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                  INSURED)                                                             6.00     11/01/2017         1,651,575
   4,740,000   LOS ANGELES CA COMMUNITY RDA (HOUSING REVENUE, FNMA)+/-ss               4.90     08/15/2039         5,002,406
     675,000   LOS ANGELES CA SERIES F2 (OTHER REVENUE)+/-ss                           0.27     06/01/2032           675,000
   2,310,000   LOS ANGELES COMMUNITY RDA MANCHESTER SOCIAL SERVICES PROJECT
                  (LEASE REVENUE, AMBAC INSURED)                                       5.00     09/01/2025         2,312,241
      70,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER
                  PROJECT SERIES A (LEASE REVENUE, NATL-RE INSURED)                    5.00     09/01/2014            76,033
   1,000,000   LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTHORITY MASTER
                  PROJECT SERIES B (LEASE REVENUE, FGIC INSURED)                       5.00     09/01/2018         1,059,460
   2,015,000   LOS ANGELES DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                  AIRPORT SERIES C (AIRPORT REVENUE)                                   5.00     05/15/2024         2,166,770
   3,000,000   LOS ANGELES DEPARTMENT OF WATER & POWER SERIES B (OTHER
                  REVENUE)                                                             5.25     07/01/2023         3,501,990
     470,000   MANTECA CA RDA AMENDED MERGED PROJECT AREA (TAX INCREMENTAL
                  REVENUE, XLCA INSURED)                                               5.00     10/01/2014           505,109
   2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##                      4.41     08/01/2018         1,450,370
     340,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)               6.00     10/01/2012           347,228
   1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
                  (WATER REVENUE)+/-ss                                                 0.25     07/01/2035         1,000,000
   4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                  INCREMENTAL REVENUE, AMBAC INSURED)                                  5.00     05/01/2021         4,438,875
   3,000,000   MONTEBELLO CA UNIFIED SCHOOL DISTRICT ELECTION OF 2004 SERIES
                  A-1 (PROPERTY TAX, GUARANTEE AGREEMENT)                              5.25     08/01/2034         3,216,510
   1,435,000   MONTEBELLO USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)##                                                               4.74     08/01/2021           822,786
     350,000   MURRIETA VALLEY USD PFA (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)##                                                               4.82     09/01/2022           188,755
   1,785,000   MURRIETA VALLEY USD PFA (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)##                                                               5.15     09/01/2025           793,254
   1,080,000   NAPA-VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                  TRANSFER FACILITY (SOLID WASTE REVENUE)                              5.50     02/15/2013         1,081,102
   1,000,000   NORTHERN CALIFORNIA POWER AGENCY UNREFUNDED BALANCE
                  HYDROELECTRIC SERIES 1A (ELECTRIC, POWER & LIGHT REVENUES,
                  NATL-RE INSURED)                                                     5.13     07/01/2023         1,005,590
   2,000,000   NORTHERN INYO COUNTY CA LOCAL HOSPITAL DISTRICT (PROPERTY TAX
                  REVENUE)                                                             5.60     08/01/2035         2,101,780
   1,500,000   NORWALK-LA MIRADA CA UNIFIED SCHOOL DISTRICT ELECTION 2002
                  SERIES D (GO - SCHOOL DISTRICTS, FIRST SECURITY BANK LOC)##          5.28     08/01/2023           728,655
   1,483,497   OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER
                  REVENUE)(i)                                                          4.75     08/01/2027         1,390,496
   1,320,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX
                  REVENUE, MBIA INSURED)                                               6.00     08/01/2015         1,425,719
     250,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                  REVENUE)+/-ss                                                        0.40     08/01/2029           250,000
  10,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)##                                    3.64     04/15/2021         6,581,900
     290,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                  REVENUE)                                                             6.00     07/01/2018           272,484
     500,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                  REVENUE)                                                             6.40     07/01/2023           462,505
   1,910,116   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                  REVENUE)(i)                                                          4.80     09/01/2027         1,884,788
   1,425,000   PALOMAR POMERADO HEALTH (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)##                                                           4.79     08/01/2020           851,666
   3,000,000   PALOMAR POMERADO HEALTH CALIFORNIA ELECTION OF 2004 SERIES A
                  (PROPERTY TAX, NATL-RE INSURED)                                      5.00     08/01/2032         3,026,880
   1,410,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                  REVENUE)                                                             6.25     01/01/2018         1,645,696
   2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                        5.75     10/01/2031         2,129,990
   1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                  INSURED)                                                             5.25     10/01/2020         1,067,059

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                 6.25%    12/01/2032   $     5,155,040
   2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE,
                  NATL-RE INSURED)                                                     5.50     05/01/2019         2,289,780
   2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                     5.85     08/01/2032         2,537,082
   2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)          6.55     08/01/2029         3,027,460
   9,035,000   PORT OF OAKLAND CA (ELECTRIC REVENUE)                                   5.75     11/01/2021         9,171,519
      70,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (ELECTRIC REVENUE)              5.75     11/01/2021            71,889
   2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                  INSURED)                                                             5.50     11/01/2020         2,057,640
   3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                     5.13     06/01/2030         3,412,944
   1,000,000   RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY EISENHOWER
                  MEDICAL CENTER SERIES B (HOSPITAL REVENUE, MBIA INSURED)             4.88     07/01/2022           968,090
     830,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                  INSURED)                                                             4.63     08/01/2022           796,244
   1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                  REVENUE)                                                             5.00     09/01/2021         1,001,300
     215,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE)                                                             5.25     05/15/2013           215,464
   2,500,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (OTHER
                  REVENUE)                                                             6.25     07/01/2024         2,666,650
   8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                  COUNTY HOSPITAL PROJECT (HCFR, NATL-RE INSURED)##                    5.46     06/01/2026         3,495,930
   1,250,000   RIVERSIDE COUNTY CA MORTGAGE SERIES A (HOUSING REVENUE, GNMA
                  INSURED)                                                             7.80     05/01/2021         1,774,363
   3,345,000   RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY SERIES A
                  (LEASE REVENUE)                                                      6.00     05/01/2022         3,715,024
   2,500,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                              5.40     11/01/2020         2,677,150
     635,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                           5.38     12/01/2013           686,225
     910,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC
                  REVENUE, NATL-RE INSURED)                                            6.25     08/15/2010           952,324
   1,985,000   SACRAMENTO CA SERIES A (OTHER REVENUE)                                  8.25     01/01/2021         2,785,928
   1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                  REVENUE, AMBAC INSURED)                                              5.00     10/01/2025         1,092,107
   3,270,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                  FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                     5.50     06/01/2037         3,293,511
   2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                  SECURITY BANK LOC)##                                                 4.96     09/01/2023         1,262,325
   1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                  FACILITIES REVENUE)                                                  5.30     09/01/2020         1,066,095
   1,400,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)+/-ss                                                     0.40     04/01/2038         1,400,000
   2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                  SERIES 27B (AIRPORT REVENUE, FGIC INSURED)                           5.00     05/01/2019         2,561,850
   1,645,000   SAN FRANCISCO CA CITY AND MISSION BAY SOUTH REDEVELOPMENT D
                  (TAX REVENUE)                                                        6.25     08/01/2027         1,731,231
   3,000,000   SAN FRANCISCO CA SERIES A (LEASE REVENUE)                               5.20     04/01/2026         3,276,330
   3,150,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE)                                                             6.20     01/01/2041         2,842,497
   8,320,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES D
                  (TAX INCREMENTAL REVENUE, AMBAC INSURED)                             5.00     08/01/2023         8,521,011
   1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##              4.41     01/01/2021           735,966
   2,000,000   SAN JOSE RDA CA MERGED AREA REDEVELOPMENT PROJECT SERIES C
                  (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                           5.00     08/01/2025         2,037,520
   1,500,000   SAN JOSE RDA SERIES C (TAX INCREMENTAL REVENUE)                         5.00     08/01/2026         1,509,570
   3,175,000   SAN JOSE USD (LEASE REVENUE, FIRST SECURITY BANK LOC)##                 5.04     01/01/2026         1,411,605
   1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)##                         3.19     01/01/2019           968,227
   1,200,000   SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT ELECTION OF 2002
                  SERIES B (PROPERTY TAX REVENUE, NATL-RE INSURED)##                   4.85     08/01/2023           616,920
   3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                  (LEASE REVENUE)                                                      5.60     09/01/2019         3,027,210
   3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                  APARTMENTS SERIES A (HOUSING REVENUE)                                6.50     09/01/2039         2,465,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  5,000,000   SANTA CLARA COUNTY FINANCING AUTHORITY (OTHER REVENUE, AMBAC
                  INSURED)                                                             5.75%    02/01/2041   $     5,225,450
   2,100,000   SANTA CRUZ COUNTY RDA CALIFORNIA LIVE OAK SOQUEL COMMUNITY
                  IMPROVEMENT (TAX INCREMENTAL REVENUE)                                6.63     09/01/2029         2,282,007
     870,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH
                  SCHOOL SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)##           4.64     08/01/2019           553,120
   1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT UNION HIGH
                  SCHOOL SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)##           4.79     08/01/2020           899,478
   1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                  REVENUE, AMBAC INSURED)                                              5.25     08/01/2022         2,027,603
   3,000,000   SONOMA CA COMMUNITY RDA THE SPRINGS REDEVELOPMENT PROJECT
                  (TAX ALLOCATION REVENUE, ASSURED GUARANTY)                           6.50     08/01/2028         3,245,220
   1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1 (TAX
                  INCREMENTAL REVENUE, XLCA INSURED)                                   5.25     09/01/2019         1,834,365
   1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                             5.55     11/01/2020         1,183,730
   2,700,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                  REVENUE (AIRPORT REVENUE, XLCA INSURED)                              5.00     12/01/2036         2,106,729
   1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                   6.75     07/01/2011         1,395,832
   3,515,000   SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY
                  (LEASE REVENUE)                                                      6.38     05/01/2033         3,882,423
   6,100,000   STATE OF CALIFORNIA VETERANS SERIES BZ (GO STATE, MBIA
                  INSURED)                                                             5.35     12/01/2021         6,101,464
   5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                  SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)##                   2.83     09/01/2013         5,092,607
   2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                  REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)               5.00     09/01/2026         2,701,655
   1,000,000   TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY CAPITAL
                  IMPROVEMENT PROJECTS (LEASE REVENUE, GUARANTEE AGREEMENT)            6.25     10/01/2033         1,147,520
   3,000,000   TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE, GUARANTEE
                  AGREEMENT)                                                           5.25     04/01/2027         3,212,220
   5,305,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                  REVENUE, AMBAC INSURED)                                              5.38     10/01/2034         5,215,452
   1,260,000   VACAVILLE USD (LEASE REVENUE, GUARANTEE AGREEMENT)                      6.50     12/01/2034         1,461,915
   1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                  REVENUE, AMBAC INSURED)                                              5.05     12/01/2026           950,120
   2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                  PROJECT AREA (TAX INCREMENTAL REVENUE)                               5.88     09/01/2037         2,504,825
   1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                             5.75     08/01/2015         1,154,715
   6,000,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES C-1 (PROPERTY
                  TAX, GUARANTEE AGREEMENT)##                                          5.16     08/01/2021         3,277,320
   1,400,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY
                  TAX REVENUE)                                                         6.00     08/01/2025         1,682,002
   1,055,000   WEST CONTRA COSTA CA USD ELECTION OF 2005 SERIES B (PROPERTY
                  TAX REVENUE)                                                         6.00     08/01/2027         1,269,355
   2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                  CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)             5.38     10/01/2018         2,561,716
   1,190,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE
                  AGREEMENT)##                                                         5.06     08/01/2024           565,678
   1,525,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE, GUARANTEE
                  AGREEMENT)##                                                         5.34     08/01/2027           594,704
   1,810,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                  A (SPECIAL TAX REVENUE, NATL-RE INSURED)##                           4.88     09/01/2019         1,120,209
                                                                                                                 490,829,145
                                                                                                             ---------------
GUAM: 0.21%
   1,000,000   GUAM SECTION 30 SERIES A (OTHER REVENUE)                                5.38     12/01/2024         1,038,430
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PUERTO RICO: 0.78%
$  3,800,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED            6.00%    07/01/2026   $     3,956,780
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $473,661,919)                                                                495,824,355
                                                                                                             ---------------
   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.46%
   7,411,351   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++        0.24%(s)                    7,411,351
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,411,351)                                                                     7,411,351
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $481,073,270)*                                                        99.38%                           $   503,235,706
OTHER ASSETS AND LIABILITIES, NET                                            0.62                                  3,133,419
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   506,369,125
                                                                           ------                            ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,411,351.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $481,430,907 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $26,823,278
     GROSS UNREALIZED DEPRECIATION    (5,018,479)
                                     -----------
     NET UNREALIZED APPRECIATION     $21,804,799

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 93.52%
COLORADO: 91.83%

$  1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT # 27J BRIGHTON
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                              5.50%    12/01/2019   $     1,377,400
     460,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE)                                               6.38     12/01/2016           442,699
     500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.00     12/01/2033           526,685
   2,000,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PROJECT SERIES A
                  (PROPERTY TAX REVENUE, NATL-RE INSURED)                              5.13     12/01/2032         2,020,520
   2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                       6.00     10/01/2040         2,044,060
   2,000,000   AURORA CO COP SERIES A (LEASE REVENUE)                                  5.00     12/01/2027         2,160,440
   1,000,000   BOULDER CO (WATER REVENUE)                                              5.60     12/01/2017         1,061,000
     500,000   BROMLEY PARK CO METROPOLITAN DISTRICT # 2 SERIES A (PROPERTY
                  TAX REVENUE, RADIAN INSURED)                                         5.13     12/01/2037           443,925
     150,000   CANON CITY CO FINANCE AUTHORITY COP (LEASE REVENUE, ASSURED
                  GUARANTY)                                                            5.00     12/01/2032           159,398
   1,000,000   CHERRY CREEK CO BUSINESS IMPROVEMENT DISTRICT # 1 (PROPERTY
                  TAX REVENUE)                                                         5.00     12/01/2032         1,031,320
   1,250,000   COLORADO ECFA (OTHER REVENUE)                                           5.25     06/01/2021         1,270,475
     625,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS
                  REVENUE)                                                             6.25     12/15/2012           661,181
   1,000,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS
                  REVENUE)                                                             7.13     12/15/2030         1,080,230
   3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE
                  SCHOOLS REVENUE)                                                     5.30     02/15/2029         3,790,050
     750,000   COLORADO ECFA CHARTER SCHOOL - TWIN PEAKS CHARTER (OTHER
                  REVENUE)                                                             6.75     11/15/2028           819,870
   1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                  REVENUE, MORAL OBLIGATION)                                           7.25     12/01/2028         1,146,150
   1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                  REVENUE, MORAL OBLIGATION)                                           7.38     12/01/2028         1,155,100
     490,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS
                  REVENUE)++                                                           6.13     12/15/2035           442,019
   1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                  FACILITIES REVENUE, XLCA INSURED)                                    5.00     06/15/2019         1,073,082
   1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                  FACILITIES REVENUE, XLCA INSURED)                                    5.25     06/15/2024         1,187,263
     750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE
                  REVENUE)                                                             6.25     07/01/2028           688,005
     500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                  PREREFUNDED (LEASE REVENUE)                                          7.00     11/01/2029           502,505
   1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (LEASE
                  REVENUE)                                                             6.75     08/01/2028         1,005,490
   1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                  (PRIVATE SCHOOLS REVENUE)                                            5.75     06/01/2016         1,080,000
     590,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                  REVENUE, MORAL OBLIGATION)                                           5.25     06/15/2029           605,364
     100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                         5.00     04/01/2023            98,649
   1,445,000   COLORADO ECFA PARKER CORE CHARTER (OTHER REVENUE, XLCA
                  INSURED)                                                             5.00     11/01/2024         1,458,496
   1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)           6.00     12/01/2021         1,660,050
   2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT (LEASE
                  REVENUE)                                                             5.50     06/01/2033         2,821,645
   2,305,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, NATL-RE FGIC INSURED)                                       5.25     03/01/2026         2,537,966
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES D (HCFR)                                          6.25     10/01/2033         1,132,330
     990,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                  SERIES A (HCFR)                                                      5.50     01/01/2023         1,005,791
   1,860,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL BOULDER
                  COMMUNITY HOSPITAL SERIES B (HCFR, NATL-RE INSURED)                  5.88     10/01/2023         1,861,376
     795,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL BOULDER
                  COMMUNITY HOSPITAL SERIES B (HCFR, NATL-RE INSURED)                  5.90     10/01/2009           795,111

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$    900,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW
                  MEDICAL CENTER INCORPORATION (HCFR)                                  5.00%    09/01/2025   $       902,250
   2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER
                  PROJECT (HCFR)                                                       6.50     09/01/2020         2,204,140
   1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS CHARITY
                  HEALTHCARE SERIES A (HCFR, AMBAC INSURED)                            6.25     05/15/2011         1,363,063
     500,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, NATL-RE
                  INSURED)                                                             7.00     02/01/2030           526,355
   1,940,000   COLORADO HFA MULTIFAMILY PROJECT CLASS II SERIES A2 (HOUSING
                  REVENUE)                                                             5.40     10/01/2029         2,038,571
     250,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                                6.60     08/01/2017           254,593
     750,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS I SERIES A (HOUSING
                  REVENUE, FHA INSURED VA GUARANTEED HUD LOAN)                         5.50     11/01/2029           806,033
     470,000   COLORADO HFA SINGLE FAMILY MORTGAGE SERIES A3 (HOUSING
                  REVENUE)                                                             5.25     05/01/2032           471,354
   2,290,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (HOUSING
                  REVENUE)(H)                                                          6.45     04/01/2030         2,414,095
     240,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (HOUSING REVENUE)          6.50     08/01/2031           253,754
      65,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A3 (HOUSING REVENUE)          6.50     05/01/2016            67,646
     345,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (HOUSING REVENUE)          6.10     08/01/2023           355,040
   1,690,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (HOUSING
                  REVENUE, NATL-RE INSURED)                                            6.80     02/01/2031         1,759,560
     265,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (HOUSING REVENUE)          6.55     08/01/2033           292,788
     680,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (HOUSING REVENUE)          6.70     08/01/2017           723,126
     295,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES C3 (HOUSING
                  REVENUE, FHA INSURED)                                                6.38     08/01/2033           313,387
   1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                  FACILITIES (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)           5.00     06/01/2023         1,357,303
     100,000   COLORADO SPRINGS CO COLLEGE PROJECT (COLLEGE & UNIVERSITY
                  REVENUE)+/-ss                                                        0.30     06/01/2029           100,000
   1,000,000   COLORADO STATE COP FITZSIMONS ACADEMIC SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)                                            5.00     11/01/2030         1,039,810
   1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                       4.50     09/01/2024         1,061,650
   1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                       4.88     09/01/2017         1,833,512
   1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A (WATER REVENUE)                                       5.00     09/01/2019         1,003,470
      55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES A UNREFUNDED BALANCE (OTHER REVENUE)                    5.13     09/01/2018            55,196
      30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER SERIES B UNREFUNDED BALANCE (OTHER REVENUE)                    5.00     09/01/2019            30,104
   1,000,000   DENVER CO CITY & COUNTY BETTER DENVER & ZOO SERIES A
                  (PROPERTY TAX REVENUE)                                               5.00     08/01/2025         1,144,830
   1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                  INSURED)                                                             6.00     11/15/2012         1,040,820
   1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                  INSURED)                                                             5.00     11/15/2022         1,326,038
   2,000,000   DENVER CO CITY & COUNTY SERIES A (TAX REVENUE, ASSURED
                  GUARANTEE)                                                           6.00     09/01/2021         2,357,660
   1,205,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)               5.00     12/01/2030         1,058,894
   1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
                  FHA INSURED)                                                         5.35     08/01/2018         1,485,399
   1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                  COUNTIES (PROPERTY TAX REVENUE, NATL-RE INSURED, STATE AID
                  WITHHOLDING)                                                         5.75     12/15/2022         1,132,670
     210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                  COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
                  WITHHOLDING)##                                                       2.40     12/15/2014           185,224
   6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
                  A (OTHER REVENUE, NATL-RE INSURED)##                                 6.73     09/01/2034         1,154,820
   2,455,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
                  B (OTHER REVENUE, MBIA INSURED)##                                    5.75     09/01/2020         1,321,527
     780,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039           799,313
     625,000   EAGLE RIVER WATER & SANITATION DISTRICT (WATER REVENUE,
                  ASSURED GUARANTY)                                                    5.13     12/01/2039           655,519
   2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT # 11 COLORADO SPRINGS
                  (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                        7.10     12/01/2017         3,132,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$  1,000,000   FORT COLLINS CO COP SERIES A (LEASE REVENUE, AMBAC INSURED)             5.38%    06/01/2025   $     1,058,630
   1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC
                  INSURED)                                                             5.75     12/01/2019         1,222,992
     715,000   GARFIELD COUNTY CO PUBLIC LIBRARY DISTRICT (LEASE REVENUE,              5.00     12/01/2026           748,033
   1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE-2 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED, STATE AID
                  WITHHOLDING)                                                         5.25     12/01/2021         1,492,050
   1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                           5.00     12/01/2025         1,036,490
   1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       5.75     12/01/2019         1,173,738
     525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO PREREFUNDED
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      6.50     06/15/2011           577,038
     475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO UNREFUNDED
                  BALANCE (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              6.50     06/15/2011           520,686
     500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                  COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)             4.60     12/01/2019           495,405
   2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT R001 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED, STATE AID WITHHOLDINGS)                    6.50     12/15/2011         2,241,600
     500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)           6.00     04/01/2019           505,255
   1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL COUNTY
                  SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                        4.75     12/01/2031           999,940
   1,250,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                  REVENUE, ACA INSURED)                                                5.00     12/15/2024           990,338
     375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES
                  (SALES TAX REVENUE)                                                  5.00     12/01/2017           325,511
     360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES
                  (SALES TAX REVENUE)                                                  5.35     12/01/2031           252,259
   1,190,000   PINERY WEST METROPOLITAN DISTRICT # 2 COLORADO (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                             5.00     12/01/2027         1,083,852
   1,000,000   REGIONAL TRANSPORTATION DISTRICT CO COP TRANSIT VEHICLES
                  (LEASE REVENUE, AMBAC INSURED)                                       5.00     12/01/2022         1,072,940
   1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.00     12/01/2031         1,062,600
     600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                  REVENUE)                                                             7.38     09/01/2010           629,544
   1,000,000   SUPERIOR METROPOLITAN DISTRICT # 1 (WATER REVENUE, AMBAC
                  INSURED)                                                             5.00     12/01/2028           923,310
   2,000,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HCFR)               6.00     11/15/2029         2,129,440
   1,980,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                             5.00     12/01/2036         1,817,600
                                                                                                                 101,526,685
                                                                                                             ---------------
GUAM: 0.47%
     500,000   TERRITORY OF GUAM LIMITED OBLIGATION SECTION 30 SERIES A (TAX
                  REVENUE)                                                             5.75     12/01/2034           523,075
                                                                                                              --------------
PUERTO RICO: 1.22%
   1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL
                  ROAD REVENUE, NATL-RE INSURED)                                       5.25     07/01/2023         1,344,931
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $100,964,522)                                                                103,394,691
                                                                                                             ---------------
   SHARES                                                                            YIELD
------------                                                                        -------
SHORT-TERM INVESTMENTS: 5.62%
   6,208,189   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++          0.22%(s)                    6,208,189
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,208,189)                                                                     6,208,189
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

COLORADO TAX-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $107,172,711)*                                                        99.14%                           $   109,602,880
OTHER ASSETS AND LIABILITIES, NET                                            0.86                                    956,062
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   110,558,942
                                                                           ------                            ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,208,189.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $107,028,009 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 4,845,905
     GROSS UNREALIZED DEPRECIATION    (2,271,034)
                                     -----------
     NET UNREALIZED APPRECIATION     $ 2,574,871

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 98.03%
GUAM: 0.42%
$    300,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                         5.25%    11/15/2037   $       275,289
     500,000   TERRITORY OF GUAM SECTION 30 SERIES A (OTHER REVENUE)                   5.00     12/01/2013           523,830
                                                                                                                     799,119
                                                                                                             ---------------
MICHIGAN: 0.70%
  1,550,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                             5.50     10/01/2027         1,322,553
                                                                                                             ---------------
MINNESOTA: 95.41%
     500,000   ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY TAX REVENUE)          5.00     02/01/2024           563,735
   2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A
                  PREREFUNDED (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)          5.00     02/01/2018         2,989,498
     625,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                    7.15     01/01/2020           627,150
   1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                    7.25     01/01/2032         1,502,385
   1,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)+/-ss                     8.50     09/01/2019         1,149,800
   2,150,000   BECKER MN POLLUTION CONTROL NORTHERN STATES POWER SERIES A
                  (IDR)+/-ss                                                           8.50     03/01/2019         2,475,381
   3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT # 271 SERIES B
                  PREREFUNDED (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                  PROGRAM INSURED)                                                     5.00     02/01/2016         3,041,700
     185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                  GOLF COURSE (LEASE REVENUE)                                          4.38     05/01/2024           184,303
     995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)                       5.70     10/01/2015         1,046,591
     515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                    4.50     06/01/2011           524,600
     470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                    4.75     06/01/2013           484,406
     874,807   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
                  INSURED)                                                             5.30     12/01/2039           896,756
   1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER IMPROVEMENTS
                  SERIES A (PROPERTY TAX REVENUE)                                      5.00     02/01/2034         1,072,440
     155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)                      5.90     02/01/2015           157,706
     255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)                      6.00     02/01/2018           259,536
     300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)                      6.10     02/01/2021           305,439
   1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A
                  PREREFUNDED (PROPERTY TAX REVENUE, NATL-RE INSURED)                  5.00     02/01/2018         1,050,790
     800,000   FALCON HEIGHTS MN LEASE REVENUE KALEIDOSCOPE CHARTER SCHOOL
                  SERIES A (LEASE REVENUE)                                             6.00     11/01/2027           714,072
     580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.10     09/01/2014           599,471
     605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.20     09/01/2015           623,930
     560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)             5.30     09/01/2016           577,254
     700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)                                          7.20     04/01/2016           773,101
     600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)                                          7.40     04/01/2021           664,386
     585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)                                          7.50     04/01/2031           648,648
   1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
                  SECURITY BANK LOC)                                                   5.50     11/01/2016         1,197,873
   2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT # 318 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)                                5.00     02/01/2017         3,024,399
     160,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                           5.00     02/01/2013           159,262
     180,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                           5.00     02/01/2016           173,363
     500,000   LITCHFIELD MN SERIES C (ELECTRIC REVENUE, ASSURED GUARANTY)             5.00     02/01/2029           528,220
   1,735,000   MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION (HOSPITAL
                  REVENUE, GUARANTY AGREEMENT)                                         5.25     05/01/2024         1,822,323
     800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HOSPITAL REVENUE)           5.63     11/01/2022           812,672
     500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                      5.25     12/01/2016           509,665
     500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                      5.63     12/01/2022           508,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$    600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                      5.88%    12/01/2029   $       606,672
   1,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                  (HOSPITAL REVENUE, AMBAC INSURED)+/-ss(m)(n)(a)                      0.66     11/15/2017         1,406,250
     320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                          5.25     01/01/2017           340,810
   2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE, AMBAC INSURED)                            5.00     01/01/2020         2,032,140
   2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES C (AIRPORT REVENUE, FGIC INSURED)                             5.00     01/01/2022         2,112,220
   1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                         5.00     01/01/2018         1,110,170
   3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)             5.25     01/01/2021         3,872,536
   1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES D (AIRPORT REVENUE, NATL-RE FGIC INSURED)                 5.75     01/01/2012         1,036,770
   1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A PREREFUNDED
                  (HCFR)                                                               6.00     11/15/2023         1,150,440
   1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HFFA
                  FINANCING AUTHORITY REVENUE)                                         6.63     11/15/2028         1,147,840
   1,900,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HFFA
                  FINANCING AUTHORITY REVENUE, GUARANTEE AGREEMENT)                    6.50     11/15/2038         2,204,855
     530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                  (OTHER REVENUE)                                                      4.75     12/01/2015           561,291
     555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                  (OTHER REVENUE)                                                      4.80     12/01/2016           583,827
     500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                  REVENUE)                                                             5.65     02/01/2027           382,295
       5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)             10.00     06/01/2013             5,907
   1,000,000   MINNEAPOLIS MN ST. PAUL METROPOLITAN AIRPORTS COMMISSION
                  SERIES A (AIRPORT REVENUE, AMBAC INSURED)                            5.00     01/01/2018         1,110,170
   1,115,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT REVENUE LIMITED
                  TAX-COMMON BOND FUND SERIES 2A (OTHER REVENUE)                       5.00     06/01/2028         1,052,839
   4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC BOARD SERIES E (ECONOMIC
                  DEVELOPMENT REVENUE, ASSURED GUARANTY)                               5.00     02/15/2037         4,226,463
   1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HCFR)                                  6.00     02/01/2022         1,254,371
   2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A (HCFR)                                          5.88     11/15/2010         2,100,411
   1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                  REVENUE)                                                             6.38     11/15/2022         2,076,003
   1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE, NATL-RE INSURED)                                            5.50     11/15/2017         1,099,665
   1,175,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES B (HOUSING
                  REVENUE)                                                             5.00     07/01/2034         1,160,994
   1,535,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY BETHEL
                  UNIVERSITY SERIES 6R (COLLEGE & UNIVERSITY REVENUE)                  5.50     05/01/2025         1,528,568
   1,030,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                  UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)                  6.00     10/01/2025         1,121,279
   1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                  UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)                  6.00     10/01/2030         1,085,310
   1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                  UNIVERSITY SERIES 6X (COLLEGE & UNIVERSITY REVENUE)                  5.00     04/01/2029         1,058,950
   1,000,000   MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. THOMAS
                  UNIVERSITY SERIES 6X (COLLEGE & UNIVERSITY REVENUE)                  5.25     04/01/2039         1,057,680
     995,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B (STATE AGENCY
                  HOUSING REVENUE)                                                     5.90     07/01/2028         1,052,710
   1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                  RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                    7.25     11/01/2016         1,027,460
   1,500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER REVENUE)          5.00     03/01/2020         1,811,025
   2,000,000   MINNESOTA STATE (PROPERT TAX REVENUE)                                   5.00     11/01/2022         2,261,760
   1,115,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                  5.00     06/01/2020         1,271,033
     470,000   MINNESOTA STATE HFA AMT-SINGLE FAMILY MORTGAGE SERIES D
                  (HOUSING REVENUE, AMBAC INSURED)                                     5.80     07/01/2021           481,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$  1,980,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING FINANCE SERIES Q
                  (HOUSING REVENUE, GO OF AGENCY)                                     5.25%     07/01/2033   $     1,989,841
     995,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)          4.75      07/01/2026           973,558
       5,000   MINNESOTA STATE HFA SINGLE FAMILY MORTGAGE E-RMK 3/12/96
                  (HOUSING REVENUE, GO OF AGENCY)                                     5.90      07/01/2025             5,005
     635,000   MINNESOTA STATE HFA SINGLE FAMILY MORTGAGE SERIES A (HOUSING
                  REVENUE, NATL-RE INSURED)                                           5.35      07/01/2017           657,663
     635,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY STATE
                  BENEDICT COLLEGE SERIES V (COLLEGE & UNIVERSITY REVENUE)            5.00      03/01/2018           686,124
   1,100,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES ST THOMAS
                  UNIVERSITY SERIES 6W (COLLEGE & UNIVERSITY REVENUE)                 5.00      10/01/2018         1,205,985
   1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)              5.00      10/01/2037         1,145,617
     895,000   MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                  UNIVERSITY REVENUE)                                                 6.75      03/01/2019           902,267
   3,000,000   MINNESOTA STATE VARIOUS PURPOSE SERIES A (PROPERTY TAX
                  REVENUE)                                                            5.00      12/01/2018         3,608,070
     500,000   MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT #394 SERIES B
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     5.00      02/01/2025           549,990
     505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HCFR)                                                              5.20      12/01/2009           505,646
     500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HCFR)                                                              5.30      12/01/2010           500,705
     725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HCFR)                                                              5.40      12/01/2011           726,660
     510,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                             7.10      08/01/2011           555,288
   2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                  PREREFUNDED (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                  PROGRAM INSURED)                                                    5.38      02/01/2019         2,153,730
     530,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT NUMBER 621 SERIES
                  A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)                                                            4.00      02/01/2022           551,661
     695,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER COUNTY
                  CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)                    5.75      02/01/2027           742,740
     375,000   MOWER COUNTY HOUSING & REDEVELOPMENT AUTHORITY MOWER COUNTY
                  CT FACILITIES PROJECT SERIES A (HOUSING REVENUE)                    5.90      02/01/2029           400,444
   1,500,000   NORTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, GUARANTY AGREEMENT)                                        5.00      01/01/2016         1,688,025
     845,000   NORTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, GUARANTY AGREEMENT)                                        5.00      01/01/2021           930,675
     360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                            5.90      02/01/2018           366,347
     455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                            6.00      02/01/2022           462,667
   1,000,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.00      05/01/2026           902,700
     900,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.25      05/01/2035           796,806
   1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                  REVENUE)                                                            5.00      02/01/2028         1,493,275
     250,000   PLYMOUTH INTERMEDIATE SCHOOL DISTRICT NUMBER 287 SERIES A
                  (LEASE REVENUE)                                                     5.00      02/01/2024           269,508
     300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                  SERIES A PREREFUNDED (HOUSING REVENUE)                              6.63      01/01/2019           304,491
   1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT # 281 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)                               5.00      02/01/2019         1,073,150
   2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                  (HCFR)                                                              5.90      11/15/2010         2,103,620
   1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                               5.00      12/01/2030         1,068,810
   2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)##                                                          0.81      04/01/2011         1,975,560
   3,250,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDIVIDUAL DEVELOPMENT
                  DOCK & WHARF REVENUE REF-CARGILL INCORPORATED PROJECT (IDR)         4.20      05/01/2013         3,349,190
     950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                 5.25      09/01/2034           906,794
     660,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                  REVENUE, ASSURED GUARANTY)                                          4.70      09/01/2019           663,148
     500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                  REVENUE, ASSURED GUARANTY)                                          5.13      09/01/2029           501,565
   2,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE)                                                            5.25      01/01/2030         2,146,800
   5,000,000   SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, NATL-RE INSURED)##                                         3.67      01/01/2020         3,436,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$  2,000,000   ST PAUL MINNESOTA HOUSING & RDA EDUCATIONAL FACILITY REVENUE
                  REFUNDING ST PAUL ACADEMY AND SUMMIT (HOUSING REVENUE)              5.00%     10/01/2024   $     2,117,560
   1,000,000   ST. CLOUD HOSPITAL OBLIGATORY GROUP A (HCFR, FIRST SECURITY
                  BANK INSURED)                                                       6.25      05/01/2018         1,022,830
     770,000   ST. CLOUD MN HEALTH CARE REVENUE ST CLOUD HOSPITAL OBLIGATION
                  GROUP-A (HCFR)                                                      6.25      05/01/2017           797,435
   1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK INSURED)                                 5.75      05/01/2010         1,367,961
   1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK INSURED)                                 5.38      05/01/2011         1,802,448
   4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK INSURED)                                 5.75      05/01/2026         4,960,556
   1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 PREREFUNDED
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK INSURED)                 5.00      02/01/2018         1,134,788
   2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 PREREFUNDED
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK INSURED)                 5.00      02/01/2019         2,161,500
   2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                  A PREREFUNDED (TAX REVENUE)                                         7.88      12/01/2030         2,208,200
   1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY PEACE ACADEMY PROJECT
                  SERIES A (LEASE REVENUE)                                            5.00      12/01/2036         1,192,185
     225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                   5.00      02/01/2012           230,564
     200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                   5.00      02/01/2013           206,810
     225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                   5.00      02/01/2014           232,776
     200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                   5.00      02/01/2015           200,358
     650,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                  (LEASE REVENUE)                                                     5.75      09/01/2026           573,053
     500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                  (LEASE REVENUE)                                                     6.00      09/01/2036           429,570
   1,800,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                            0.55      05/01/2022         1,800,000
   1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.25      05/15/2018         1,700,221
   3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.30      05/15/2028         2,893,170
   1,800,000   ST. PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY VARIOUS
                  GOODWILL/EASTER SEALS PJ (INDUSTRIAL REVENUE, US BANK
                  LOC)+/-ss                                                           1.00      08/01/2025         1,800,000
      95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)            6.63      06/01/2020            98,405
       5,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)             6.63      06/01/2020             5,068
   1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                  DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX
                  REVENUE)                                                            5.13      12/01/2024         1,051,060
   2,150,000   TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES A
                  (LEASE REVENUE)                                                     7.00      08/01/2038         2,080,039
     250,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.75      07/01/2011           270,463
   2,020,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.75      07/01/2017         2,426,363
   1,180,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.00      04/01/2021         1,375,467
   7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.50      07/01/2021         8,759,208
   1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.13      04/01/2034         1,103,350
   1,275,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                          5.00      12/01/2020         1,498,954
   5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT (COLLEGE
                  & UNIVERSITY REVENUE)                                               5.00      08/01/2025         5,495,000
   2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)          5.25      10/01/2025         2,006,396
   2,495,000   WASHINGTON COUNTY CAPITAL IMPACT PLAN SERIES A (PROPERTY TAX
                  REVENUE)                                                            5.00      02/01/2021         2,870,198
     280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
                  REVENUE, NATL-RE INSURED)                                           9.75      01/01/2016           391,488

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$  1,610,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE)                                                            6.38%     01/01/2016   $     1,826,626
     330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.40      07/01/2010           333,079
                                                                                                                 180,784,920
                                                                                                             ---------------
PUERTO RICO: 1.09%
      25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED
                  (ELECTRIC REVENUE, XLCA INSURED)                                    5.25      07/01/2022            28,194
   1,400,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES M2 PUTTABLE (LEASE REVENUE)+/-ss                             5.75      07/01/2034         1,505,770
     500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                  REVENUE)                                                            5.00      06/01/2016           523,030
                                                                                                                   2,056,994
                                                                                                             ---------------
VIRGIN ISLANDS: 0.41%
     750,000   VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A (SEWER REVENUE)              5.00      10/01/2014           781,515
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $176,351,585)                                                                185,745,101
                                                                                                             ---------------
   SHARES                                                                            YIELD
------------                                                                        -------
SHORT-TERM INVESTMENTS: 1.75%
   3,324,096   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET FUND
                  CLASS A~+++                                                          0.01%(s)                    3,324,096
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,324,096)                                                                     3,324,096
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $179,675,681)*                                                       99.78%                            $   189,069,197
OTHER ASSETS AND LIABILITIES, NET                                           0.22                                     417,744
                                                                          ------                             ---------------
TOTAL NET ASSETS                                                          100.00%                            $   189,486,941
                                                                          ------                             ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,324,096.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $179,826,749 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $10,388,094
     GROSS UNREALIZED DEPRECIATION    (1,145,646)
                                     -----------
     NET UNREALIZED APPRECIATION     $ 9,242,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS - LOAD

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

INVERSE FLOATING-RATE OBLIGATIONS

Certain Funds may participate in inverse floating-rate obligation ("Inverse Floater") structures whereby a fixed-rate bond ("Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating-rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund's Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 -- quoted prices in active markets for identical investments

     Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                                 SIGNIFICANT
                                                            SIGNIFICANT OTHER   UNOBSERVABLE
                                             QUOTED PRICE   OBSERVABLE INPUTS      INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES*                      LEVEL 1          LEVEL 2           LEVEL 3      AS OF 9/30/2009
--------------------------                   ------------   -----------------   ------------   ----------------
CALIFORNIA LIMITED-TERM TAX FREE FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions     $        0       $152,635,529      $1,280,000      $153,915,529
   Short-term investments                      7,106,755                  0               0         7,106,755
                                              ----------       ------------      ----------      ------------
                                              $7,106,755       $152,635,529      $1,280,000      $161,022,284
                                              ----------       ------------      ----------      ------------
CALIFORNIA TAX-FREE FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions     $        0       $491,626,855      $4,197,500      $495,824,355
   Short-term investments                      7,411,351                  0               0         7,411,351
                                              ----------       ------------      ----------      ------------
                                              $7,411,351       $491,626,855      $4,197,500      $503,235,706
                                              ----------       ------------      ----------      ------------
COLORADO TAX-FREE FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions     $        0       $103,394,691      $        0      $103,394,691
   Short-term investments                      6,208,189                  0               0         6,208,189
                                              ----------       ------------      ----------      ------------
                                              $6,208,189       $103,394,691      $        0      $109,602,880
                                              ----------       ------------      ----------      ------------
MINNESOTA TAX-FREE FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions     $        0       $184,338,851      $1,406,250      $185,745,101
   Short-term investments                      3,324,096                  0               0         3,324,096
                                              ----------       ------------      ----------      ------------
                                              $3,324,096       $184,338,851      $1,406,250      $189,069,197
                                              ----------       ------------      ----------      ------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                CALIFORNIA
                                                               LIMITED-TERM          CALIFORNIA TAX-FREE      MINNESOTA TAX-FREE
                                                               TAX FREE FUND                FUND                     FUND
                                                          ----------------------   ----------------------   ----------------------
                                                          DEBT SECURITIES ISSUED   DEBT SECURITIES ISSUED   DEBT SECURITIES ISSUED
                                                           BY STATES IN THE U.S.    BY STATES IN THE U.S.    BY STATES IN THE U.S.
                                                             AND ITS POLITICAL        AND ITS POLITICAL        AND ITS POLITICAL
                                                               SUBDIVISIONS             SUBDIVISIONS             SUBDIVISIONS
                                                          ----------------------   ----------------------   ----------------------
BALANCE AS OF 06/30/2009                                        $        0               $        0               $        0
   Accrued discounts (premiums)                                          0                        0                        0
   Realized gain (loss)                                                  0                        0                        0
   Change in unrealized appreciation (depreciation)                      0                        0                        0
   Net purchases (sales)                                                 0                        0                1,406,250
   Net transfer in (out) of Level 3                              1,280,000                4,197,500                        0
BALANCE AS OF 09/30/2009                                        $1,280,000               $4,197,500               $1,406,250
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of reporting
   period.                                                      $        0               $        0               $        0

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 96.90%
ALABAMA: 1.74%
$  1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, FIRST
                  SECURITY BANK INSURED)                                              5.20%     02/15/2012   $       982,460
   3,480,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)                                                       5.25      02/01/2016         3,375,670
     500,000   JEFFERSON COUNTY AL SERIES C-10 (SEWER REVENUE, FIRST
                  SECURITY BANK INSURED)+/-ss (a)                                     0.37      02/01/2042           202,500
     275,000   JEFFERSON COUNTY AL SERIES C-2 (SEWER REVENUE, FGIC
                  INSURED)+/-ss (a)(m)(n)                                             0.68      02/01/2042            96,250
   1,525,000   JEFFERSON COUNTY AL SERIES C-5 (SEWER REVENUE, XLCA
                  INSURED)+/-ss (a)(m)(n)                                             0.78      02/01/2040           533,750
     225,000   JEFFERSON COUNTY AL SERIES C-9 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)+/-ss (a)(m)(n)                                        0.37      02/01/2042            78,750
   2,450,000   JEFFERSON COUNTY AL WATERS SUB-SERIES B-1-C (SEWER REVENUE,
                  FGIC INSURED)+/-ss (a)(m)(n)                                        0.74      02/01/2042           857,500
   3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY SERIES C (INDUSTRIAL REVENUE)+/-ss                            5.00      06/01/2034         3,263,760
   2,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                  BANK LOC)+/-ss                                                      1.60      09/01/2031         2,000,000
                                                                                                                  11,390,640
                                                                                                             ---------------
ALASKA: 0.53%
     350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                  REVENUE, FIRST SECURITY BANK LOC)                                   6.00      07/01/2015           411,450
   3,000,000   ALASKA HOUSING FINANCE CORPORATION SERIES B (HOUSING REVENUE)+/-ss     0.50      12/01/2041         3,000,000
      55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED (TOBACCO SETTLEMENT FUNDED)         4.80      06/01/2011            58,717
                                                                                                                   3,470,167
                                                                                                             ---------------
ARIZONA: 2.35%
     250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A PREREFUNDED (HCFR)                                5.25      02/15/2013           266,640
   4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-ss                                       1.25      02/01/2042         4,130,344
     950,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                  LIEN (WATER REVENUE)                                                4.75      10/01/2032           951,492
   2,950,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
                  DISTRICT (SPECIAL TAX REVENUE, AMBAC INSURED)                       5.25      01/01/2020         3,141,750
   2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE
                  REVENUE)                                                            5.13      07/01/2028         2,897,511
     915,000   PINAL COUNTY AZ ELECTRIC DISTRICT # 4 (ELECTRIC REVENUE)               4.75      12/01/2015           929,613
   2,000,000   SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT & POWER DISTRICT
                  SERIES A (ELECTRIC REVENUE)                                         5.00      01/01/2024         2,287,980
     535,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                            4.85      07/15/2014           523,471
     265,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                            6.00      07/15/2013           272,004
                                                                                                                  15,400,805
                                                                                                             ---------------
ARKANSAS: 0.26%
   1,530,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA
                      INSURED)                                                        4.25      03/01/2031         1,676,620
                                                                                                             ---------------
CALIFORNIA: 15.15%
   5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                  (TRANSPORTATION REVENUE)##                                          5.52      10/01/2018         3,422,925
   4,615,000   ALHAMBRA CA POLICE FACILITIES (LEASE REVENUE, AMBAC INSURED)           6.75      09/01/2023         5,320,172
   3,000,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)##                                                          4.47      08/01/2014         2,420,250
   1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT OPERATOR SERIES A (ELECTRIC POWER
                  REVENUE)                                                            5.75      02/01/2039         1,052,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  1,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (ELECTRIC
                  POWER REVENUE)                                                      5.25%     02/01/2024   $     1,906,164
   6,930,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES POWER SERIES F
                  (WATER REVENUE)                                                     5.00      05/01/2022         7,754,947
   1,865,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES AF
                  (WATER REVENUE)                                                     5.00      12/01/2021         2,161,199
   1,500,000   CALIFORNIA STATE DEPARTMENT WATER RESOURCES POWER VARIOUS
                  SUBORDINATED SERIES F-3-RMKT-01/15/09 (WATER REVENUE)               5.00      05/01/2021         1,690,110
   1,890,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA
                  RESEARCH PROJECT SERIES L (COLLEGE & UNIVERSITY REVENUE,
                  NATL-RE INSURED)                                                    5.25      11/01/2028         1,970,798
   5,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT (HEALTH
                  REVENUE)+/-ss ++                                                    1.00      07/01/2012         5,000,000
   1,000,000   CAMPBELL CALIFORNIA UNION HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE)                                                            5.00      08/01/2030         1,078,080
   1,800,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT # 2 (OTHER REVENUE)                                         4.45      10/01/2011         1,781,280
   1,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                            5.25      07/15/2010         1,884,211
   2,565,000   LAKESIDE CA USD BAN ELECTION 2008 SERIES A (PROPERTY TAX
                  REVENUE)##                                                          4.16      06/01/2014         2,115,022
   3,000,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT REVENUE)            5.00      08/01/2021         3,474,210
   7,725,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT REVENUE)            5.25      08/01/2023         8,822,800
   3,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES B
                  (SALES TAX REVENUE)                                                 4.00      07/01/2020         3,215,370
   3,000,000   LOS ANGELES CA USD ELECTION 2002 SERIES C (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                               5.00      07/01/2024         3,292,410
   1,790,000   LOS ANGELES CA USD ELECTION 2005 SERIES E (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                               5.00      07/01/2022         1,986,882
   1,385,000   LOS ANGELES CA USD SERIES A-2 (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)                                                            5.00      07/01/2020         1,522,794
   6,675,000   LOS ANGELES CA WASTEWATER SYSTEM REFUNDING (SEWER REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.00      06/01/2022         7,058,879
   1,215,000   NEVADA COUNTY CA COP (LEASE REVENUE, NATL-RE INSURED)                  5.25      10/01/2019         1,232,144
   2,000,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                 1.00      07/01/2017         1,742,500
   5,500,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                 1.03      07/01/2019         4,565,000
   2,585,000   ORANGE COUNTY CA SERIES B (AIRPORT REVENUE)                            5.00      07/01/2019         2,965,047
   2,000,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (OTHER
                  REVENUE)                                                            6.25      07/01/2024         2,133,320
   5,000,000   SAN DIEGO CA USD ELECTION 1998 SERIES E 2 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                               5.50      07/01/2027         5,989,050
   2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION 2004
                  CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)##                                            3.17      08/01/2018         2,078,423
     225,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)++                                                          4.50      03/01/2011           225,207
     100,000   SOUTHERN CA PUBLIC POWER AUTHORITY MULT PROJECTS (ELECTRIC
                  REVENUE)                                                            6.75      07/01/2013           118,321
   2,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY SOUTHERN TRANSMISSION
                  PROJECT SERIES S (ELECTRIC REVENUE)                                 5.75      07/01/2024         2,283,160
   2,155,000   UNIVERSITY OF CALIFORNIA REVENUES GENERAL SERIES Q (COLLEGE &
                  UNIVERSITY REVENUE)                                                 5.25      05/15/2024         2,462,820
   1,540,000   WEST BASIN CA MUNICIPAL WATER DISTRICT REFUNDING SERIES A
                  (WATER REVENUE, NTLA-RE INSURED)                                    5.00      08/01/2025         1,604,187
   2,560,000   WEST BASIN CA MUNICIPAL WATER DISTRICT SERIES B (WATER
                  REVENUE, ASSURED GUARANTY)                                          5.00      08/01/2022         2,784,819
                                                                                                                  99,115,231
                                                                                                             ---------------
COLORADO: 1.71%
   1,370,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                  REVENUE)                                                            5.50      10/01/2017         1,272,634
   5,000,000   COLORADO HEALTH FACILITIES AUTHORITY (HFFA REVENUE)+/-ss ++            1.00      11/15/2027         5,000,000
   1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES D2 (HCFR)+/-ss                                   5.25      10/01/2038         1,093,430
   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                      5.00      09/01/2039         1,537,140

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$  1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE,
                  NATL-RE INSURED)+/-ss                                               5.00%     09/01/2039   $     1,040,810
   1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER REVENUE,
                  NATL-RE  INSURED)+/-ss                                              5.00      09/01/2039         1,040,800
     250,000   NORTH RANGE METRO DISTRICT # 1 CO (PROPERTY TAX REVENUE, ACA
                 INSURED)                                                             5.00      12/15/2015           228,200
                                                                                                                  11,213,014
                                                                                                             ---------------
FLORIDA: 8.11%
   1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  ANTICIPATION BONDS (OTHER REVENUE)                                  4.80      11/01/2012           805,759
   1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERVICES (HCFR, SUNTRUST BANK LOC)                                  5.50      08/15/2014         1,545,390
   1,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)          6.00      10/01/2011         1,021,980
   1,325,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (OTHER REVENUE)(i)                                                  5.13      05/01/2016           496,120
   1,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                  NATL-RE INSURED)                                                    5.00      07/01/2017         1,114,680
   2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE,
                  NATL-RE  INSURED)                                                   5.25      01/01/2018         2,155,880
   2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES D (PROPERTY TAX
                  REVENUE)                                                            5.00      06/01/2021         2,246,500
     515,000   FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TAX
                  REVENUE)                                                            9.20      01/01/2015           636,602
     750,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                         4.75      12/01/2015           770,738
     850,000   GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
                  FGIC INSURED)+/-ss                                                  5.50      12/01/2015           860,940
   1,650,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN E (OTHER
                  REVENUE, FGIC INSURED)                                              5.00      12/01/2020         1,682,439
   4,930,000   HILLSBOROUGH COUNTY FL IDA (OTHER REVENUE, AMBAC INSURED)+/-ss         5.00      12/01/2034         5,127,101
   2,755,000   HILLSBOROUGH COUNTY SCHOOL BOARD (LEASE REVENUE, NATL-RE
                  INSURED)                                                            5.25      07/01/2017         3,129,790
   3,000,000   JEA FLORIDA SUB-SERIES B (ELECTRIC REVENUE)                            5.00      10/01/2019         3,196,890
   3,000,000   MIAMI DADE COUNTY FL AVIATION MIAMI INTERNATIONAL AIRPORT
                  SERIES A (AIRPORT REVENUE)                                          5.50      10/01/2019         3,501,330
   1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF MIAMI SERIES A (COLLEGE & UNIVERSITY REVENUE)         5.25      04/01/2016         1,119,060
   2,950,000   MIAMI DADE COUNTY FL WATER AND SEWER REFUNDING SERIES C
                  (WATER REVENUE, BHAC CREDIT)                                        5.00      10/01/2024         3,271,167
   1,065,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                  CENTER PROJECT (HOSPITAL REVENUE)                                   4.75      10/01/2013         1,127,792
   1,080,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                  CENTER PROJECT (HOSPITAL REVENUE)                                   5.00      10/01/2015         1,153,753
   1,500,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL
                  SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                           5.00      07/01/2039         1,505,940
   3,605,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                  PUTTABLE (HOUSING REVENUE, FNMA INSURED)                            5.05      08/01/2033         3,845,526
   1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES
                  C (OTHER REVENUE, XLCA INSURED)                                     5.00      11/01/2017         1,437,588
   3,200,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT
                  SERIES A (OTHER REVENUE, AMBAC INSURED)+/-ss                        5.35      03/15/2042         3,468,608
   2,000,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES A
                  (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                     0.85      12/15/2026         2,000,000
   2,500,000   UNIVERSITY OF NORTH FLORIDA FINANCE CORPORATION HOUSING
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                5.00      11/01/2016         2,801,400
   2,000,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                  FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                             0.85      07/01/2036         2,000,000
   1,000,000   UNIVERSITY OF SOUTH FLORIDA FINANCING CORPORATION FLORIDA COP
                  MASTER LEASE SERIES A (LEASE REVENUE, AMBAC INSURED)                5.00      07/01/2018         1,064,090
                                                                                                                  53,087,063
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
GEORGIA: 1.31%
$  1,000,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                  HEALTHCARE SYSTEMS PROJECT (HFFA REVENUE)                           6.25%     10/01/2018   $     1,178,830
      10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, NATL-RE
                  INSURED)                                                            6.50      01/01/2017            12,039
     690,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                 6.50      01/01/2017           812,627
   1,000,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (NATURAL GAS
                  REVENUE)                                                            5.00      09/15/2010         1,018,160
   5,000,000   PUBLIC GAS PARTNERS INCORPORATED SERIES A (UTILITIES REVENUE)          5.00      10/01/2019         5,523,900
                                                                                                                   8,545,556
                                                                                                            ----------------
GUAM: 0.76%
   2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                  FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES
                  REVENUE)                                                            5.00      10/01/2017         2,214,360
   1,000,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                  FACILITIES PROJECT SERIES A (LEASE REVENUE)                         5.00      10/01/2015         1,023,410
   1,635,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SECTION 30 SERIES
                  A (OTHER REVENUE)                                                   5.00      12/01/2014         1,713,382
                                                                                                                   4,951,152
                                                                                                            ----------------
HAWAII: 0.34%
   2,000,000   HONOLULU HA CITY & COUNTY WASTEWATER SYSTEM SERIES A (SEWER
                  REVENUE)                                                            5.00      07/01/2023         2,197,380
                                                                                                            ----------------
ILLINOIS: 4.95%
     195,000   AURORA IL SERIES B (TAX REVENUE)                                       4.90      12/30/2011           193,366
     555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)ss (o)(o)                                           2.64      01/01/2028           617,010
   3,180,000   CHICAGO IL SERIES C (PROPERTY TAX REVENUE)                             5.00      01/01/2024         3,543,442
     580,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                  UNIVERSITY REVENUE, NATL-RE INSURED)+/-ss                           7.00      01/01/2019           584,460
   1,905,000   HUNTLEY IL SPECIAL SERVICE AREA # 9 (SPECIAL TAX REVENUE,
                  GUARANTEE AGREEMENT)                                                4.60      03/01/2017         2,046,751
   1,550,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                        5.00      10/01/2019         1,632,414
   1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY
                  TAX REVENUE, XLCA INSURED)                                          5.00      11/15/2013         1,852,015
   1,570,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (OTHER REVENUE)                                            4.90      07/01/2013         1,552,950
   2,020,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (OTHER REVENUE)                                            4.95      07/01/2014         1,978,045
   3,345,000   ILLINOIS FINANCING AUTHORITY CHILDREN'S MEMORIAL HOSPITAL
                  SERIES B (HOSPITAL REVENUE)                                         5.25      08/15/2016         3,585,271
     580,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                  SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK INSURED)            7.60      02/15/2019           731,751
     620,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)           10.00      01/01/2015           769,848
   1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                  APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##        4.08      12/01/2016           747,590
   1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (SOLID
                  WASTE REVENUE, NATL-RE INSURED)                                     5.00      05/01/2013         1,321,380
   1,225,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)         5.00      03/01/2025         1,017,326
     455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, FGIC INSURED)                                              9.00      12/01/2017           641,759
     535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, FGIC INSURED)                                              9.00      12/01/2018           769,806
   2,805,000   VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
                  REVENUE)                                                            4.75      12/30/2017         2,486,829

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ILLINOIS (continued)
$  9,730,000   WILL COUNTY IL COMMUNITY UNIT SCHOOL CAPITAL APPRECIATION (GO
                  - SCHOOL DISTRICTS LOC) (PROPERTY TAX REVENUE, NATL-RE FGIC
                  INSURED)##                                                          4.84%     11/01/2018   $     6,294,142
                                                                                                                  32,366,155
                                                                                                             ---------------
INDIANA: 1.93%
   1,000,000   FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)           5.00      02/01/2020         1,062,480
     100,000   HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  (LEASE REVENUE, FGIC INSURED)                                       5.00      07/15/2014           113,552
   1,050,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A (OTHER
                  REVENUE)                                                            5.00      02/01/2016         1,158,843
   1,340,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A (OTHER
                  REVENUE)                                                            5.00      08/01/2016         1,488,727
   1,000,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH SERIES A (OTHER
                  REVENUE, GO OF INSTITUTION)                                         4.00      08/01/2017         1,035,640
     500,000   INDIANA BOND BANK SPECIAL PROGRAM GAS SERIES A (UTILITIES
                  REVENUE)                                                            5.25      10/15/2016           538,115
     900,000   INDIANA BOND BANK SPECIAL PROGRAM GAS SERIES B (UTILITIES
                  REVENUE)+/-ss                                                       1.06      10/15/2022           737,775
   1,000,000   INDIANA FINANCE AUTHORITY ROCKVILLE CORRECTIONAL FACILITIES
                  SERIES D (LEASE REVENUE)                                            5.25      07/01/2019         1,184,340
   1,900,000   JASPER COUNTY IN NORTHERN SERIES A (PCR, NATL-RE INSURED)              5.60      11/01/2016         2,081,982
     980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES
                  C (OTHER REVENUE)                                                   4.25      08/15/2017         1,010,645
   1,000,000   MT. VERNON INDEPENDENT SCHOOL BUILDING CORPORATION FIRST
                  MORTGAGE SERIES 2007 (LEASE REVENUE, FIRST SECURITY BANK
                  INSURED)                                                            5.00      07/15/2019         1,141,630
     345,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                  REVENUE, CIFG INSURED)                                              4.00      01/15/2015           353,187
     350,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                  REVENUE, CIFG INSURED)                                              4.00      01/15/2016           353,206
     360,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                  REVENUE, CIFG INSURED)                                              4.00      07/15/2016           362,455
                                                                                                                  12,622,577
                                                                                                             ---------------
IOWA: 0.51%
     200,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                  (HFFA REVENUE LOC, AMBAC INSURED)                                   5.25      08/15/2015           212,502
   2,500,000   IOWA FINANCE AUTHORITY INTERSTATE POWER (PCR, FGIC INSURED)            5.00      07/01/2014         2,682,000
     385,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (TOBACCO SETTLEMENT
                  FUNDED REVENUE)                                                     5.50      06/01/2012           415,311
                                                                                                                   3,309,813
                                                                                                             ---------------
KANSAS: 2.06%
   6,200,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                  REVENUE, XLCA INSURED)+/-ss                                         5.25      12/01/2023         6,609,510
     280,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX ALLOCATION REVENUE)                                    5.00      09/01/2013           263,080
     305,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX ALLOCATION REVENUE)                                    5.00      09/01/2014           281,631
   3,000,000   KANSAS CITY MO SERIES E (GENERAL OBLIGATION - STATES,
                  TERRITORIES)##                                                      4.71      02/01/2018         2,031,930
      80,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD (HOSPITAL REVENUE, ACA INSURED)                            6.13      04/01/2012            82,286
     235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER
                  CONVENTION SERIES A (OTHER REVENUE, AMBAC INSURED)                  4.00      01/01/2011           237,916
     300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                  CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)                  4.00      01/01/2011           303,723
   2,500,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT REFERENDUM
                  SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                    5.00      12/01/2020         2,574,675

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
KANSAS (continued)
$  1,445,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT TRANSPORTATION
                  DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)     4.88%     10/01/2028   $     1,069,358
                                                                                                                  13,454,109
                                                                                                             ---------------
KENTUCKY: 0.97%
   6,175,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE,
                  FGIC INSURED)+/-ss                                                  0.87      11/01/2025         4,892,144
   1,265,000   KENTUCKY STATE PROPERTY & BUILDINGS SERIES A PROJECT NUMBER 95
                  (LEASE REVENUE)                                                     5.00      08/01/2019         1,442,264
                                                                                                                   6,334,408
                                                                                                             ---------------
LOUISIANA: 3.61%
     500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT # 001 WEST JEFFERSON
                  MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK INSURED)         5.25      01/01/2013           505,945
   2,540,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
                  (MFHR, GNMA)                                                        6.70      01/20/2040         2,711,450
   1,000,000   LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE REVENUE,
                  AMBAC INSURED)                                                      5.00      09/01/2019         1,122,360
   1,050,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                  COMMUNITY DEVELOPMENT AUTHORITY (HOUSING REVENUE, FNMA)+/-ss        4.25      04/15/2039         1,068,050
     200,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                  INSURED)                                                            5.00      07/01/2014           211,582
     100,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                  INSURED)                                                            5.00      07/01/2016           105,407
     150,000   LOUISIANA PFA ARCHDIOCESE OF NEW ORLEANS PROJECT (HCFR, CFIG
                  INSURED)                                                            5.00      07/01/2017           156,951
     505,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        4.00      07/01/2015           507,424
     170,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        4.13      07/01/2016           169,298
      55,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        4.25      07/01/2017            54,317
     740,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2016           715,654
   1,465,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2019         1,360,941
     500,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2020           459,635
     100,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2022            90,338
   1,250,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2022         1,255,088
     100,000   LOUISIANA PFA GRAMBLING UNIVERSITY PROJECT BLACK & GOLD
                  FACILITIES PROJECT SERIES A (HEFAR, CIFG INSURED)                   5.00      07/01/2014            98,663
   1,945,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION SERIES B
                  (OTHER REVENUE, AMBAC INSURED)                                      5.25      06/01/2013         2,053,959
     800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)       5.38      06/01/2016           853,856
   1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                    5.50      12/01/2016         1,464,467
     690,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                       5.50      06/01/2016           727,867
     590,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                       5.63      06/01/2017           623,595
     925,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                        5.00      06/01/2012           935,064
     630,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                        5.00      06/01/2016           614,275
   1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX REVENUE,
                  RADIAN INSURED)                                                     5.00      12/01/2016         1,491,781
   1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX REVENUE,
                  RADIAN INSURED)                                                     5.00      12/01/2017         1,463,091
     740,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE)                           5.50      06/01/2020           684,152
   1,000,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
                  INCORPORATED (OTHER REVENUE, NATL-RE INSURED)                       5.25      08/15/2013         1,079,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
LOUISIANA (continued)
$  1,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW CHEMICAL
                  (IDR)+/-ss                                                          5.00%     10/01/2021   $     1,004,050
                                                                                                                  23,589,020
                                                                                                             ---------------
MASSACHUSETTS: 0.65%
   2,650,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A (OTHER REVENUE)+/-ss      0.78      11/01/2018         2,463,202
   1,050,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                  SERIES A (OTHER REVENUE)                                            6.50      04/15/2019         1,126,304
     615,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                  SERIES A (OTHER REVENUE)                                            6.55      04/15/2020           655,984
                                                                                                                   4,245,490
                                                                                                             ---------------
MICHIGAN: 6.37%
   4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                  REVENUE)                                                            5.00      04/01/2015         3,853,596
   3,130,000   DETROIT MI SERIES A (SEWER REVENUE, FIRST SECURITY BANK INSURED)       5.50      07/01/2017         3,522,252
   1,000,000   DETROIT MI SERIES A (WATER REVENUE, FIRST SECURITY BANK INSURED)       5.00      07/01/2015         1,100,470
   3,940,000   DETROIT MI SERIES A-1 (PROPERTY TAX REVENUE, NATL-RE INSURED)          5.00      04/01/2019         3,591,074
     725,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.00      10/01/2017           666,464
   2,270,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.38      10/01/2022         2,011,629
     435,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.50      10/01/2027           371,168
   1,000,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                  4.00      01/01/2017         1,089,890
     570,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                  5.00      01/01/2018           660,898
   1,000,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                  5.00      01/01/2025         1,120,150
   6,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                  (OTHER REVENUE, AMBAC INSURED)                                      9.50      08/20/2010         6,011,640
   1,685,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION CHANDLER PARK ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                            5.60      11/01/2018         1,688,353
   1,200,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)          6.25      10/01/2023         1,033,152
   2,750,000   MICHIGAN STATE (FUEL SALES TAX REVENUE)                                5.25      05/15/2017         3,129,858
     445,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM PREREFUNDED
                  (OTHER REVENUE)                                                     6.25      11/01/2012           471,526
   2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                  (HOSPITAL REVENUE)                                                  5.25      11/01/2015         2,144,440
   2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                  HEALTH (HOSPITAL REVENUE)+/-ss                                      6.00      12/01/2034         2,348,920
   2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
                  PROJECT (HOUSING REVENUE, FIRST SECURITY BANK INSURED)              4.75      09/15/2017         2,658,050
   2,000,000   ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY WILLIAM
                  BEAUMONT HOSPITAL (HOSPITAL REVENUE, AMBAC INSURED)+/-ss            1.00      01/01/2020         2,000,000
   1,500,000   WESTERN TOWNSHIPS MICHIGAN UTILITIES AUTHORITY (PROPERTY TAX
                  REVENUE)                                                            5.00      01/01/2017         1,683,045
     500,000   WYANDOTTE MI SERIES A (ELECTRIC REVENUE, ASSURED GUARANTY)             4.00      10/01/2016           532,020
                                                                                                                  41,688,595
                                                                                                             ---------------
MINNESOTA: 1.77%
   3,800,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)+/-ss                    8.50      09/01/2019         4,369,240
   4,555,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES B (AIRPORT REVENUE, FGIC INSURED)                        5.00      01/01/2018         5,056,824
     155,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)            10.00      06/01/2013           183,120
   1,365,000   NORTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, GUARANTY AGREEMENT)                                        5.00      01/01/2016         1,536,103
     500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                  (LEASE REVENUE)                                                     5.50      09/01/2018           467,490
                                                                                                                  11,612,777
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MISSISSIPPI: 0.84%
$  5,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE COLONY
                  PARK LLC (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss                1.60%     05/01/2035   $     5,000,000
     505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL
                  ENERGY AGENCY POWER SUPPLY PROJECT SERIES A (ELECTRIC
                  REVENUE, XLCA COMPANY INSURED)                                      5.00      03/01/2013           527,705
                                                                                                                   5,527,705
                                                                                                             ---------------
MISSOURI: 0.90%
   1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (SALES TAX REVENUE, CIFG INSURED)                                   4.00      04/15/2026         1,517,625
   1,555,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                4.50      04/01/2021         1,541,643
     475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (HIGHWAY
                  REVENUE TOLLS)                                                      5.25      12/01/2014           456,190
   1,310,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT
                  SERIES A (TAX INCREMENTAL REVENUE)                                  5.50      09/01/2018         1,251,273
     100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2011           102,843
     145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2013           151,290
     170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50      09/01/2014           177,016
     225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.55      09/01/2016           229,523
     415,000   ST. LOUIS MO LAMBERT ST LOUIS INTERNATIONAL AIRPORT SERIES A-1
                  (AIRPORT REVENUE)                                                   6.00      07/01/2019           456,272
                                                                                                                   5,883,675
                                                                                                             ---------------
NEBRASKA: 0.81%
   4,140,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                            5.00      12/01/2012         4,399,247
     500,000   MUNICIPAL ENERGY AGENCY SERIES A (ELECTRIC REVENUE)                    5.00      04/01/2019           588,940
     325,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)           6.25      09/01/2012           339,479
                                                                                                                   5,327,666
                                                                                                             ---------------
NEVADA: 4.55%
   5,000,000   CLARK COUNTY NV AIRPORT REVENUE SERIES C (AIRPORT REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.00      07/01/2023         5,440,250
   3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A
                  (AIRPORT REVENUE)                                                   5.00      07/01/2016         3,370,980
   3,500,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A-2
                  (AIRPORT REVENUE, AMBAC INSURED)                                    5.00      07/01/2027         3,664,535
   2,000,000   CLARK COUNTY NV PUBLIC SAFETY SERIES A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.00      06/01/2017         2,176,640
   1,850,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                              5.50      06/15/2014         2,111,868
   2,950,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE)        5.00      06/15/2017         3,350,168
   1,000,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE)        5.00      06/15/2019         1,129,730
   2,500,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                      5.00      06/15/2019         2,791,575
   1,830,000   CLARK COUNTY NV SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK INSURED)                                                       5.00      06/01/2014         2,049,765
     930,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT # 121A (STATE &
                  LOCAL GOVERNMENTS, AMBAC INSURED)                                   4.25      12/01/2013           931,367
   1,275,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE, AMBAC
                  INSURED)                                                            5.50      06/01/2016         1,395,131
   1,330,000   RENO-SPARKS INDIAN COLONY NV GOVERNMENTAL (STATE & LOCAL
                  GOVERNMENTS, US BANK NA LOC)                                        5.00      06/01/2021         1,355,589
                                                                                                                  29,767,598
                                                                                                             ---------------
NEW HAMPSHIRE: 0.16%
   1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HOSPITAL REVENUE)                   6.00      10/01/2016         1,047,070
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEW JERSEY: 1.53%
$  1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)                      5.00%     06/15/2012   $     1,033,940
   1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL
                  FACILITIES REVENUE, NATL-RE INSURED)                                5.50      03/01/2022         2,025,902
   3,400,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE)                                      5.00      06/01/2027         3,616,920
   2,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
                  (OTHER REVENUE)                                                     5.00      06/01/2017         2,200,020
   1,010,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
                  (OTHER REVENUE)                                                     5.00      06/01/2019         1,110,263
                                                                                                                   9,987,045
                                                                                                             ---------------
NEW MEXICO: 0.20%
   1,340,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50      04/01/2013         1,314,942
                                                                                                             ---------------
NEW YORK: 2.98%
     265,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK LOC)+/-ss           4.25      11/01/2037           265,056
     720,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                  (HFFA REVENUE)                                                      4.75      12/01/2014           721,843
   2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2 (OTHER
                  REVENUE, FIRST SECURITY BANK INSURED)+/-ss (a)(m)(n)                0.37      11/01/2022         2,637,059
      30,000   NASSAU COUNTY NY IDA (INDUSTRIAL REVENUE)                              6.88      07/01/2010            31,346
     275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                  (IDR, CITIBANK NA LOC)                                              4.50      11/01/2015           313,462
   2,875,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                  SERIES A (INCOME TAX REVENUE)                                       5.00      05/01/2023         3,289,029
   2,000,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                  SERIES A (INCOME TAX REVENUE)                                       5.00      05/01/2038         2,156,240
     340,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (FHA INSURED)     6.00      08/15/2015           372,436
   3,665,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                  (HOSPITAL REVENUE)+/-ss                                             1.05      05/01/2018         3,167,660
     880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL CENTER-FHA
                  INSURED (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                5.00      02/01/2014           980,188
   1,500,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE (HCFR REVENUE, FHA
                  242 INSURED)                                                        4.50      08/01/2018         1,621,755
     100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B (TOBACCO
                  SETTLEMENT FUNDED, XLCA INSURED)                                    4.00      06/01/2012           106,720
   1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C
                  (TOBACCO SETTLEMENT FUNDED)                                         5.50      06/01/2019         1,080,750
   1,600,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES C (TOLL ROAD
                  REVENUE, BAYERISCHE HYPO LOC)+/-ss                                  0.40      01/01/2032         1,600,000
   1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY SERIES A
                  (WATER REVENUE, ASSURED GUARANTY)                                   5.00      04/01/2018         1,133,070
                                                                                                                  19,476,614
                                                                                                             ---------------
NORTH CAROLINA: 0.73%
     390,000   CHARLOTTE NC COP (LEASE APPROPRIATION)                                 4.00      06/01/2017           425,747
   2,000,000   FORSYTH COUNTY NC (LEASE APPROPRIATION)                                5.00      10/01/2016         2,306,700
   1,600,000   NASH NC HEALTH CARE SYSTEM (HOSPITAL REVENUE, FIRST SECURITY
                  BANK INSURED)                                                       5.00      11/01/2014         1,735,408
     320,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                  (ELECTRIC REVENUE, FGIC INSURED)                                    5.50      01/01/2017           320,490
                                                                                                                   4,788,345
                                                                                                             ---------------
NORTH DAKOTA: 0.13%
     780,000   MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)        7.20      06/30/2013           862,735
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
OHIO: 1.72%
$    500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                  SYSTEMS (HCFR)                                                      5.00%     01/01/2014   $       516,185
   4,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A (ELECTRIC
                  REVENUE)                                                            5.00      02/01/2012         4,199,920
   1,445,000   CLEVELAND OH MUNICIPAL SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                    5.00      12/01/2017         1,556,800
     855,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                 10.38      06/01/2013           971,716
   1,675,000   OHIO STATE WATER DEVELOPMENT AUTHORITY (WATER REVENUE)                 4.00      06/01/2015         1,863,170
   1,040,000   OHIO STATE WATER DEVELOPMENT AUTHORITY (WATER REVENUE)                 5.50      06/01/2021         1,301,934
     950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
                  (OTHER REVENUE)                                                     5.75      12/01/2027           866,087
                                                                                                                  11,275,812
                                                                                                             ---------------
OKLAHOMA: 0.39%
     400,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD
                  PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                              4.50      09/01/2016           424,536
     350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                  PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                              5.00      09/01/2012           369,922
   1,500,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE, NATL-RE
                  INSURED)                                                            6.00      01/01/2023         1,637,745
     110,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL PROJECT
                  (LEASE REVENUE)                                                     4.25      09/01/2018           112,291
                                                                                                                   2,544,494
                                                                                                             ---------------
PENNSYLVANIA: 2.47%
   3,000,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)+/-ss                                         0.87      11/01/2026         2,500,050
     895,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                  (OTHER REVENUE)                                                     5.65      12/15/2017           837,478
     520,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                  (OTHER REVENUE)                                                     6.38      12/15/2037           441,849
     350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                           5.63      10/01/2015           333,144
   1,785,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                         6.10      07/01/2013         1,787,410
   2,900,000   DELAWARE VALLEY PA REGIONAL FINANCE AUTHORITY (OTHER REVENUE)          5.50      07/01/2012         3,206,617
   1,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                     0.50      12/01/2020         1,000,000
   1,500,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                  APPRECIATION LIMITED OBLIGATION SERIES C (OTHER REVENUE)##          4.48      12/15/2010         1,421,640
     565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER
                  REVENUE, RADIAN INSURED)                                            4.70      08/01/2017           571,243
     985,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.25      05/01/2016         1,061,032
   1,210,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
                  PHILADELPHIA CHARTER HIGH SERIES A (IDR)                            5.30      08/15/2017         1,182,545
   1,295,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                  GUARANTEE AGREEMENT)                                                5.25      08/01/2016         1,440,985
     305,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER REVENUE)       6.90      05/15/2018           365,454
                                                                                                                  16,149,447
                                                                                                             ---------------
PUERTO RICO: 2.36%
   1,400,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE,
                  CIFG INSURED)                                                       5.00      07/01/2013         1,485,890
   2,000,000   PUERTO RICO HFA SUB-CAPITAL FUND MODERNIZATION (HOUSING REVENUE)       5.50      12/01/2017         2,277,400
   1,210,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES F (LEASE REVENUE, CIFG INSURED)                              5.25      07/01/2017         1,234,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PUERTO RICO (continued)
$ 10,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A
                  (SALES TAX REVENUE)+/-ss                                            5.00%     08/01/2039   $    10,417,700
                                                                                                                  15,415,565
                                                                                                             ---------------
SOUTH CAROLINA: 1.15%
   1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  11.42      01/01/2037            87,955
   2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  11.42      01/01/2038            90,080
     500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  11.68      01/01/2036            26,355
   2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  12.20      01/01/2035           104,680
     100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  12.46      01/01/2033             6,259
   1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  12.73      01/01/2032            75,608
   1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE REVENUE,
                  CIFG INSURED)                                                       5.00      12/01/2020         1,080,310
     740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006 (LEASE
                  REVENUE, RADIAN INSURED)                                            6.00      12/01/2016           770,947
   1,465,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED (HCFR)      8.00      03/01/2019         1,800,500
     500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC REVENUE,
                  NATL-RE INSURED)                                                    5.25      01/01/2011           501,370
   1,990,000   SOUTH CAROLINA PALMETTO HEALTH (HOSPITAL REVENUE)+/-ss                 1.15      08/01/2039         1,872,590
   1,090,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SOUTH CAROLINA
                  (TOBACCO SETTLEMENT REVENUE)                                        5.00      06/01/2018         1,090,360
                                                                                                                   7,507,014
                                                                                                             ---------------
SOUTH DAKOTA: 0.07%
     500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                          5.25      05/01/2015           441,740
                                                                                                             ---------------
TENNESSEE: 2.06%
   2,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL DEVELOPMENT FACILITIES
                  SERIES B (HCFR, NATL-RE INSURED)                                    6.25      07/01/2015         2,193,540
   6,040,000   ELIZABETHTON TN HEFA BOARD HOSPITAL 1ST MORTGAGE SERIES B
                  (HCFR, NATL-RE INSURED)                                             7.00      07/01/2020         6,969,012
   1,500,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (HFCR,
                  NATL-RE INSURED)                                                    6.25      07/01/2016         1,639,410
     500,000   MURFREESBORO TN (PROPERTY TAX REVENUE)                                 5.00      06/01/2019           575,085
     725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD LE BONHUER CHILDREN'S MEDICAL CENTER SERIES D (HCFR,
                  NATL-RE INSURED)                                                    5.50      08/15/2019           861,380
   1,220,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITY
                  REVENUE)                                                            5.00      02/01/2016         1,265,628
                                                                                                                  13,504,055
                                                                                                             ---------------
TEXAS: 12.28%
   6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                5.00      08/15/2034         6,014,580
   1,805,000   AUSTIN TX AUSTIN WATER & SEWER SERIES A (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                  4.00      11/15/2019         1,963,208
   1,520,000   AUSTIN TX PRIOR LIEN (AIRPORT REVENUE, NALT-RE INSURED)                5.25      11/15/2017         1,606,503
   1,580,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)          5.00      06/15/2025         1,799,383
   1,625,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)          5.00      06/15/2026         1,836,949
   4,000,000   DECATUR TX HOSPITAL AUTHORITY HOSPITAL REVENUE SERIES A (HCFR)         5.75      09/01/2029         4,794,200
   1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                           5.25      02/15/2014         1,732,381
   2,080,000   EL PASO TX (PROPERTY TAX REVENUE)                                      5.00      08/15/2017         2,402,109
   1,185,000   EL PASO TX (PROPERTY TAX REVENUE)                                      5.00      08/15/2018         1,369,919

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TEXAS (continued)
$  2,000,000   FRISCO TX SERIES A (SEWER REVENUE, FIRST SECURITY BANK INSURED)        5.00%     02/15/2017   $     2,161,820
   1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION (LEASE REVENUE)           5.25      10/01/2014         1,069,730
   1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50      10/01/2016         1,085,740
   6,750,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS
                  APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA)+/-ss           4.55      07/01/2034         7,283,858
   1,560,000   HIDALGO COUNTY TX DRAINAGE DISTRICT (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT)                                                5.00      09/01/2028         1,695,533
   1,000,000   HOUSTON TX AIRPORT SERIES A (AIRPORT REVENUE)                          5.00      07/01/2025         1,070,890
     775,000   HOUSTON TX AIRPORT SERIES A (AIRPORT REVENUE)                          5.00      07/01/2026           825,228
     950,000   HOUSTON TX SERIES A (WATER & SEWER REVENUE, NATL-RE INSURED)           5.25      05/15/2023         1,030,902
   1,005,000   LUBBOCK TX WATERWORKS SYSTEM SERIES A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.00      02/15/2018         1,153,177
   1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL REVENUE,
                  AMBAC INSURED)                                                      5.00      01/01/2020         1,588,393
   1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                  UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                  SECURITY BANK INSURED)                                              5.00      09/01/2016         1,226,685
   5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTABLE SERIES L2
                  (TOLL ROAD REVENUE)+/-ss                                            6.00      01/01/2038         5,432,150
   4,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E3 (OTHER
                  REVENUE)+/-ss                                                       5.75      01/01/2038         4,429,599
   2,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES H (TOLL ROAD
                  REVENUE)+/-ss                                                       5.00      01/01/2042         2,641,800
     130,000   SACHSE TX (PROPERTY TAX REVENUE, ASSURED GUARANTY)                     5.00      02/15/2025           144,794
     735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                  C (NATURAL GAS REVENUE)+/-ss                                        1.65      12/15/2026           504,394
   3,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                          0.87      09/15/2017         2,699,250
   8,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                          0.90      09/15/2017         7,290,000
   1,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES D
                  (NATURAL GAS REVENUE)                                               5.63      12/15/2017         1,923,860
   2,000,000   TEXAS MUNICIPAL GAS ACQUISITION & VARIOUS SENIOR LIEN SERIES B
                  (NATURAL GAS REVENUE)+/-ss                                          0.90      12/15/2026         1,395,000
     425,000   TEXAS STATE PFA (OTHER REVENUE)                                        5.00      12/01/2012           429,059
     855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED SERIES A
                  (PRIVATE SCHOOL REVENUE, ACA INSURED)                               4.50      02/15/2016           784,847
     960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00      02/15/2018           889,104
     155,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)              4.50      12/01/2009           155,022
     825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)##                                  2.30      02/15/2015           728,723
   2,600,000   UNIVERSITY OF HOUSTON TX (COLLEGE & UNIVERSITY REVENUE)                5.00      02/15/2024         2,933,242
   1,115,000   UNIVERSITY OF HOUSTON TX SERIES A (COLLEGE & UNIVERSITY REVENUE)       5.00      02/15/2018         1,299,231
   2,095,000   UNIVERSITY OF NORTH TEXAS (COLLEGE & UNIVERSITY REVENUE)               5.25      04/15/2025         2,286,022
     635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                  SYSTEM PROJECT SERIES A (HCFR, NATL-RE INSURED)                     5.00      08/01/2016           696,563
                                                                                                                  80,373,848
                                                                                                             ---------------
UTAH: 0.97%
   3,700,000   INTERMOUNTAIN POWER AGENCY UTAH SERIES A  (UTILITIES REVENUE,
                  FIRST SECURITY BANK INSURED)                                        5.00      07/01/2018         4,051,500
   1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (OTHER REVENUE)               5.35      07/15/2017           926,990
     500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (OTHER REVENUE)++              5.45      06/15/2017           463,925
   1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (OTHER REVENUE)++               6.38      06/01/2037           897,640
                                                                                                                   6,340,055
                                                                                                             ---------------
VIRGIN ISLANDS: 0.23%
     500,000   VIRGIN ISLANDS MATCHING FUND LOAN DIAGO SERIES A (OTHER REVENUE)       6.00      10/01/2014           526,405
   1,000,000   VIRGIN ISLANDS SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA INSURED)     5.50      10/01/2014         1,006,100
                                                                                                                   1,532,505
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
VIRGINIA: 0.53%
$  1,800,000   MARQUIS CDA VA (OTHER REVENUE)                                         5.63%     09/01/2018   $     1,446,894
     750,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                  REVENUE)                                                            5.10      03/01/2021           704,415
      55,000   VIRGINIA COLLEGE BUILDING AUTHORITY (COLLEGE & UNIVERSITY REVENUE)     5.00      06/01/2013            58,145
     210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (COLLEGE & UNIVERSITY REVENUE)     5.00      06/01/2015           220,546
   1,100,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                                  5.40      03/01/2020         1,054,284
                                                                                                                   3,484,284
                                                                                                             ---------------
WASHINGTON: 2.69%
   1,000,000   BENTON COUNTY WA SCHOOL DISTRICT # 17 KENNEWICK (PROPERTY TAX
                  REVENUE, SCHOOL BOARD GUARANTY)                                     4.00      12/01/2019         1,079,610
   1,410,000   GOAT HILL PROPERTIES GOVERNMENT OFFICE BUILDING PROJECT
                  (LEASE REVENUE, NATL-RE INSURED)                                    5.00      12/01/2021         1,518,556
     695,000   GRANT COUNTY PUBLIC UTILITY DISTRICT # 2 PRIEST RAPIDS SERIES
                  A (ELECTRIC REVENUE, FGIC INSURED)                                  5.00      01/01/2023           744,185
   2,225,000   QUINAULT INDIAN NATION WA SERIES A (OTHER REVENUE, ACA INSURED)        5.80      12/01/2015         1,934,549
     140,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A
                  (PROPERTY TAX REVENUE)                                              6.00      06/01/2010           140,048
   1,400,000   TES PROPERTIES WASHINGTON (LEASE REVENUE)                              5.50      12/01/2029         1,521,282
     500,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                          5.50      06/01/2012           527,600
   3,355,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                          6.50      06/01/2026         3,434,849
   1,055,000   WASHINGTON STATE PACIFIC LUTHERAN UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED)                                 5.00      11/01/2014         1,117,519
   5,000,000   WASHINGTON STATE SERIES C (TAX REVENUE, FGIC INSURED)                  5.00      01/01/2023         5,588,500
                                                                                                                  17,606,698
                                                                                                             ---------------
WEST VIRGINIA: 0.51%
   2,000,000   WEST VIRGINIA APPALACHIAN POWER COMPANY AMOS SERIES C
                  (UTILITIES REVENUE)                                                 4.85      05/01/2019         2,085,700
   1,100,000   WEST VIRGINIA SCHOOL BUILDING AUTHORITY (OTHER REVENUE)                5.25      07/01/2020         1,257,366
                                                                                                                   3,343,066
                                                                                                            ----------------
WISCONSIN: 1.56%
   1,620,000   KENOSHA WI USD 001 SERIES A (PROPERTY TAX REVENUE)                     4.50      04/01/2015         1,747,364
      70,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.20      12/01/2009            70,212
      75,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.40      12/01/2010            76,685
   4,500,000   WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED B (HOSPITAL
                  REVENUE)+/-ss                                                       5.13      08/15/2027         4,634,445
     890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT (HOSPITAL REVENUE)         4.75      07/01/2015           966,789
   2,650,000   WISCONSIN HEFA SERIES B (HOSPITAL REVENUE)+/-ss (a)(m)(n)              0.82      06/01/2019         2,477,750
      20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                  (HOUSING REVENUE)                                                   4.00      05/01/2013            21,105
     210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                  (HOUSING REVENUE)                                                   4.15      05/01/2015           222,709
                                                                                                                  10,217,059
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $615,736,125)                                                                633,989,609
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 4.23%
  27,670,743   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++         0.22%(s)                    27,670,743
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,670,743)                                                                   27,670,743
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $643,406,868)*                                                       101.13%                           $   661,660,352
OTHER ASSETS AND LIABILITIES, NET                                           (1.13)                                (7,366,558)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   654,293,794
                                                                           ------                            ---------------

+/-    VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(o)(o) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++    SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
       $27,670,743.

(s)    RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $643,387,831 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION   $26,057,846
       GROSS UNREALIZED DEPRECIATION    (7,785,325)
                                       -----------
       NET UNREALIZED APPRECIATION     $18,272,521

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 98.73%
ALABAMA: 0.92%
$    800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                  A (WATER REVENUE, AMBAC INSURED)                                    4.85%     08/15/2022   $       800,464
     775,000   JEFFERSON COUNTY AL SERIES A (SALES TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                              5.25      01/01/2018           744,047
     560,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)                                                       5.25      02/01/2015           545,989
   2,860,000   JEFFERSON COUNTY AL SERIES B8 (WATER & SEWER REVENUE, FIRST
                  SECURITY BANK INSURED)                                              5.25      02/01/2014         2,788,471
     500,000   JEFFERSON COUNTY AL SERIES C-10 (SEWER REVENUE, FIRST
                  SECURITY BANK INSURED)+/-ss(a)(m)(n)                                0.37      02/01/2042           202,500
     350,000   JEFFERSON COUNTY AL SERIES C-2 (SEWER REVENUE, FGIC
                  INSURED)+/-ss(a)(m)(n)                                              0.68      02/01/2042           122,500
   1,875,000   JEFFERSON COUNTY AL SERIES C-5 (SEWER REVENUE, XLCA
                  INSURED)+/-ss(a)(m)(n)                                              0.78      02/01/2040           656,250
     300,000   JEFFERSON COUNTY AL SERIES C-9 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)+/-ss(a)(m)(n)                                         0.37      02/01/2042           105,000
   3,000,000   JEFFERSON COUNTY AL WATERS SUB-SERIES B-1-C (SEWER REVENUE,
                  FGIC INSURED)+/-ss(a)(m)(n)                                         0.74      02/01/2042         1,050,000
                                                                                                                   7,015,221
                                                                                                             ---------------
ARIZONA: 3.66%
   5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-ss                                       1.40      02/01/2042         4,391,250
   4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-ss                                       1.25      02/01/2042         3,427,126
   1,000,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                  SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                         4.00      07/01/2015         1,013,820
     825,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                  SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                         5.00      07/01/2017           875,523
   1,640,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                  SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                         5.00      07/01/2018         1,731,479
   3,400,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
                  (OTHER REVENUE, AMBAC INSURED)                                      5.00      07/01/2016         3,622,054
   3,275,000   ARIZONA SPORTS & TOURISM AUTHORITY REFUNDING MULTIPURPOSE
                  STADIUM FACILITY PJ-A (INCOME TAX REVENUE, NATL-RE INSURED)         5.00      07/01/2019         3,502,514
   2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE
                  REVENUE)                                                            5.13      07/01/2028         2,897,511
     215,000    NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
                   REVENUE, ACA INSURED)                                              5.63      07/01/2010           215,058
     880,000    PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                  (EDUCATIONAL FACILITIES REVENUE)                                    5.60      12/01/2016           837,417
   2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE
                  REVENUE)                                                            7.00      01/01/2038         1,772,880
     100,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                  & SEWER REVENUE)                                                    5.45      12/01/2017            96,793
   1,000,000   PIMA COUNTY AZ IDA LEGACY TRADITIONAL SCHOOL PROJECT (GENERAL
                  FUND REVENUE)                                                       8.50      07/01/2039         1,073,840
   2,415,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                            6.00      07/15/2013         2,478,828
                                                                                                                  27,936,093
                                                                                                             ---------------
CALIFORNIA: 8.59%
   2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
                  LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE,
                  GUARANTEED STUDENT LOANS)                                           7.85      07/01/2025         2,397,375
   7,050,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                  (TRANSPORTATION REVENUE)##                                          5.52      10/01/2018         4,316,927
   6,160,000   ALHAMBRA CA USD SERIES B (PROPERTY TAX REVENUE)##                     12.49      08/01/2030         1,886,808
   5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA INDEPENDENT OPERATOR SERIES A (ELECTRIC POWER
                  REVENUE)                                                            5.75      02/01/2039         5,790,015

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT A
                  (RESOURCE RECOVERY REVENUE)+/-ss                                    5.00%     11/01/2038   $     5,185,650
   2,100,000   CALIFORNIA POLLUTION CONTROL FINANCING REPUBLIC SERVICES
                  INCORPORATED PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss      5.25      06/01/2023         2,133,306
   2,000,000   CALIFORNIA STATEWIDE CDA CERTIFICATE OF PARTICIPATION  (ACA
                  INSURED)+/-ss(a)(m)(n)                                              0.73      05/15/2029         1,900,000
   3,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                  (SOLID WASTE REVENUE)(i)                                            4.95      12/01/2012         3,143,610
   1,250,000   CARLSBAD USD (PROPERTY TAX REVENUE)##                                  4.51      05/01/2019           814,150
   1,425,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT # 2 (OTHER REVENUE)                                         4.45      10/01/2011         1,410,180
   2,400,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                            5.25      07/15/2010         2,380,056
   5,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
                  (OTHER REVENUE)##                                                   9.15      06/01/2047           176,300
   1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR)                     6.50      03/15/2015         1,090,910
  13,560,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                 1.00      07/01/2017        11,814,150
   5,265,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                 1.03      07/01/2019         4,369,950
   1,000,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE)                   6.50      08/01/2024         1,122,370
     745,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE)                   6.13      08/01/2029           798,662
     470,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                5.75      12/01/2012           478,526
   1,450,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                  PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)                    5.50      05/01/2014         1,466,385
   6,120,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (OTHER
                  REVENUE)                                                            6.25      07/01/2024         6,527,959
     300,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                 5.63      09/01/2012           309,219
   1,000,000   SAN JOSE CA MULTIFAMILY HOUSING SERIES B (HOUSING REVENUE,
                  GNMA INSURED)                                                       5.45      02/20/2043         1,008,290
     400,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)++                                                          4.50      03/01/2011           400,368
   4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                  (HEFAR, GUARANTEED STUDENT LOANS)                                   5.88      01/01/2018         4,648,640
                                                                                                                  65,569,806
                                                                                                            ----------------
COLORADO: 3.30%
     300,000   AURARIA HIGHER EDUCATION CENTER COLORADO LAND ACQUISITION
                  PROJECT (LEASE REVENUE)                                             6.00      05/01/2025           322,140
   1,040,000   COLORADO ECFA CHARTER SCHOOL (LEASE REVENUE)                           5.63      05/01/2040         1,054,425
   2,200,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                  REVENUE)                                                            7.13      12/01/2033         2,481,292
   3,465,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS
                  REVENUE)++                                                          6.13      12/15/2035         3,125,707
   1,540,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE
                  REVENUE)                                                            5.75      07/01/2019         1,460,551
     500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                  REVENUE)                                                            5.50      10/01/2017           464,465
     500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES A (LEASE
                  REVENUE)                                                            7.25      10/01/2039           490,125
   2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (OTHER
                  REVENUE)++                                                          5.75      12/01/2037         1,766,055
     660,000   COLORADO HFA SERIES A2 (SFHR, NATL-RE INSURED)                         6.50      08/01/2031           694,122
     230,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                               7.10      04/01/2017           237,799
     730,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK
                  INSURED)                                                            6.70      08/01/2017           776,297
   5,025,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                  LIEN SERIES B (TOLL ROAD REVENUE, NATL-RE INSURED)##                5.05      09/01/2016         3,554,384
   5,450,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER REVENUE,
                  NATL-RE INSURED)+/-ss                                               5.00      09/01/2039         5,672,415
   2,290,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                  (AIRPORT REVENUE)                                                   5.15      05/01/2017         1,969,652
     495,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                  IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                      5.05      05/01/2015           438,164

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$    790,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                  IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                      5.25%     05/01/2020   $       643,597
                                                                                                                  25,151,190
                                                                                                             ---------------
CONNECTICUT: 0.17%
   1,320,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID WASTE
                  REVENUE WHEELABRATOR LISBON PROJECT SERIES A (OTHER REVENUE)        5.50      01/01/2014         1,321,346
                                                                                                             ---------------
DISTRICT OF COLUMBIA: 0.08%
     205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  (TOBACCO SETTLEMENT FUNDED REVENUE)                                 5.70      05/15/2012           214,590
     410,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)              5.38      05/15/2010           417,175
                                                                                                                     631,765
                                                                                                             ---------------
FLORIDA: 2.91%
   3,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  ANTICIPATION BONDS (OTHER REVENUE)                                  4.80      11/01/2012         2,207,079
   2,465,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)          6.00      10/01/2011         2,519,181
   3,275,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (OTHER REVENUE)(i)                                                  5.13      05/01/2016         1,226,258
     235,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                         4.75      12/01/2015           241,498
   2,400,000   LEE COUNTY FL SOLID WASTE SYSTEM REFUNDING (OTHER REVENUE,
                  NATL-RE INSURED)                                                    5.63      10/01/2013         2,490,984
   5,020,000   MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR,
                  AMBAC INSURED)                                                      6.00      10/15/2025         4,858,808
   3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                  PUTTABLE (HOUSING REVENUE, FNMA INSURED)                            5.05      08/01/2033         3,424,171
   4,800,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE PROJECT
                  SERIES A (OTHER REVENUE, AMBAC INSURED)+/-ss                        5.35      03/15/2042         5,202,912
                                                                                                                  22,170,891
                                                                                                             ---------------
GEORGIA: 0.22%
     465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH
                  CARE SYSTEM PROJECT (HCFR)                                          6.38      10/01/2028           593,898
     450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                 6.50      01/01/2017           529,974
       5,000   GEORGIA STATE SERIES B (OTHER REVENUE)                                 6.25      03/01/2011             5,398
     500,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS SERIES B (NATURAL
                  GAS REVENUE)                                                        5.00      03/15/2016           511,000
                                                                                                                   1,640,270
                                                                                                             ---------------
GUAM: 0.04%
     280,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                  FACILITIES PROJECT SERIES B (EDUCATIONAL FACILITIES
                  REVENUE, ACA INSURED)                                               4.50      10/01/2026           227,864
      60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                  SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)                5.75      09/01/2031            65,359
                                                                                                                     293,223
                                                                                                             ---------------
HAWAII: 0.01%
      70,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                  A (HOUSING REVENUE, FNMA INSURED)                                   5.75      07/01/2030            72,302
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
IDAHO: 1.82%
$  6,300,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                      7.38%     06/01/2040   $     7,254,450
   1,750,000   IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER SCHOOL
                  INCORPORATED SERIES A (OTHER REVENUE)                               6.50      12/01/2038         1,519,753
     500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                  SERIES A (OTHER REVENUE)                                            6.00      06/01/2038           466,405
   2,500,000   IDAHO HOUSING & FINANCE ASSOCIATION NORTH STAR CHARTER SCHOOL
                  PROJECT SERIES A (OTHER REVENUE)                                    9.50      07/01/2039         2,837,275
   1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (OTHER REVENUE)           6.13      07/01/2038         1,397,640
      70,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES C2 (HOUSING REVENUE)        6.35      07/01/2015            70,097
     290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)               3.60      07/01/2033           276,028
     100,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (SFMR, FHA INSURED)      6.15      01/01/2028           100,499
                                                                                                                  13,922,147
                                                                                                             ---------------
ILLINOIS: 6.08%
   2,740,000   AURORA IL SERIES B (TAX REVENUE)                                       5.85      12/30/2013         2,745,836
   4,000,000   CHICAGO IL BOARD OF EDUCATION LEASE CERTIFICATES SERIES A
                  (LEASE REVENUE, NATL-RE INSURED)                                    6.00      01/01/2020         4,598,320
     246,000   DUPAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                  (SPECIAL TAX REVENUE)                                               5.40      03/01/2016           227,584
   2,750,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                  UNIVERSITY REVENUE, NATL-RE INSURED)+/-ss                           7.00      01/01/2019         2,771,148
     146,156   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                  REHABILITATION SERIES A (HCFR)                                      7.88      07/01/2020           105,377
     410,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (HCFR, GO)                                                 5.35      07/01/2027           365,474
   1,620,000   ILLINOIS FINANCE AUTHORITY REVENUE IL MEDICAL DISTRICT
                  COMMISSION PROJECT A (HCFR, CIFG INSURED)                           4.13      09/01/2018         1,640,201
   2,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI HOUSING SERIES
                  A-1 (HOUSING REVENUE, GNMA INSURED)                                 5.75      12/20/2032         2,070,220
  10,000,000   KANE COUNTY IL COMMUNITY UNIT SCHOOL SERIES A (PROPERTY TAX,
                  FIRST SECURITY BANK INSURED)                                        9.00      01/01/2023        15,265,100
   1,745,000   LAKE COUNTY IL COMMUNITY CONSOLIDATED SCHOOL CAPITAL
                  APPRECIATION BONDS (PROPERTY TAX, NATL-RE INSURED)##                3.65      12/01/2015         1,394,290
   3,080,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                  APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##        4.08      12/01/2016         2,302,577
     715,000   LAKE COUNTY IL SCHOOL DISTRICT NUMBER 038 CAPITAL
                  APPRECIATION (PROPERTY TAX, AMBAC)##                                3.85      02/01/2016           560,796
     765,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HUD
                  (HOUSING REVENUE, NATL-RE INSURED)                                  6.75      01/01/2018           773,866
   1,025,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)         5.00      03/01/2025           851,232
   1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)         5.35      03/01/2031         1,152,180
     605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                  REVENUE, FGIC INSURED)                                              9.00      12/01/2023           914,542
   3,480,000   WILL COUNTY IL COMMUNITY USD # 201-U CRETE-MONEE (PROPERTY
                  TAX REVENUE, FGIC INSURED)##                                        4.31      11/01/2016         2,569,075
  10,030,000   WILL COUNTY IL COMMUNITY USD # 201-U CRETE-MONEE (PROPERTY
                  TAX REVENUE, NATL-RE INSURED)##                                     5.04      11/01/2019         6,062,734
                                                                                                                  46,370,552
                                                                                                             ---------------
INDIANA: 1.29%
   3,600,000   INDIANA BOND BANK SPECIAL PROGRAM GAS SERIES B (UTILITIES
                  REVENUE)+/-ss                                                       1.06      10/15/2022         2,951,100
     290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                  REVENUE)                                                            6.00      01/10/2020           340,176
   4,500,000   ROCKPORT IN POLLUTION CONTROL CENTRAL REVENUE MICHIGAN POWER
                  COMPANY PROJECT SERIES A (OTHER REVENUE)+/-ss                       6.25      06/01/2025         4,937,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
INDIANA (continued)
$  2,000,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA
                  (OTHER REVENUE)                                                     6.00%     12/01/2036   $     1,579,180
                                                                                                                   9,807,811
                                                                                                             ---------------
IOWA: 1.02%
     360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                             5.25      06/01/2016           390,038
     125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00      06/01/2010           125,449
   1,620,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                  INSURED)                                                            5.00      12/01/2017         1,475,366
     500,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                  INSURED)                                                            4.25      12/01/2019           393,440
   1,400,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                  INSURED)                                                            4.50      12/01/2031           954,240
   6,420,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                  INSURED)                                                            5.00      12/01/2041         4,456,571
                                                                                                                   7,795,104
                                                                                                             ---------------
KANSAS: 2.06%
   2,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                  REVENUE, XLCA INSURED)+/-ss                                         5.25      12/01/2023         2,132,100
   7,615,000   CITY OF KANSAS MO SERIES E (GO - STATES, TERRITORIES)##                4.92      02/01/2019         4,828,900
   1,165,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL REVENUE)                                   5.50      09/01/2026           858,454
     220,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD (HOSPITAL REVENUE, ACA INSURED)                            6.13      04/01/2012           226,285
     585,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                  SERIES A5 (HOUSING REVENUE, GNMA INSURED)                           5.70      12/01/2036           603,147
     385,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
                  GNMA INSURED)                                                       6.70      06/01/2029           392,292
   4,050,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT REFERENDUM
                  SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                    5.00      12/01/2020         4,170,974
   3,420,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT TRANSPORTATION
                  DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                  REVENUE)                                                            4.88      10/01/2028         2,530,937
                                                                                                                  15,743,089
                                                                                                             ---------------
KENTUCKY: 1.95%
   8,205,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE
                  PROJECT SERIES A (OTHER REVENUE)+/-ss                               0.85      11/01/2027         6,992,711
  10,000,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B (OTHER REVENUE,
                  FGIC INSURED)+/-ss                                                  0.87      11/01/2025         7,922,500
                                                                                                                  14,915,211
                                                                                                             ---------------
LOUISIANA: 2.76%
     770,000   CITY OF NEW ORLEANS, LA SEWER SERVICE (SEWER REVENUE, ASSURED
                  GUARANTY)                                                           5.75      06/01/2018           817,956
     320,000   CITY OF NEW ORLEANS, LA SEWER SERVICE (SEWER REVENUE, ASSURED
                  GUARANTY)                                                           6.00      06/01/2019           348,602
   1,000,000   CITY OF NEW ORLEANS, LA SEWER SERVICE (SEWER REVENUE, ASSURED
                  GUARANTY)                                                           6.00      06/01/2024         1,071,890
   2,900,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                        5.00      07/01/2032         2,663,505
     700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                  (HEFAR, CIFG INSURED)                                               5.00      07/01/2030           598,241
     255,000   LOUISIANA PFA REVENUE BLACK & GOLD FACILITIES PROJECT SERIES
                  A (HOUSING REVENUE, CIFG INSURED)                                   4.50      07/01/2038           188,723
   3,275,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (OTHER REVENUE, AMBAC INSURED)                             5.00      06/01/2019         3,319,049
   1,225,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (OTHER REVENUE, AMBAC INSURED)                             5.00      06/01/2020         1,237,164
   2,500,000   LOUISIANA STATE TOBACCO SETTLEMENT FINANCING CORPORATION
                  (EXCISE TAX REVENUE)                                                5.50      05/15/2030         2,530,550
   1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                    5.50      12/01/2021         1,750,626

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
LOUISIANA (continued)
$    760,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                           5.38%     06/01/2014   $       753,920
   1,250,000   NEW ORLEANS LA AVIATION BOARD SERIES A-1 (AIRPORT REVENUE,
                  ASSURED GUARANTY)                                                   6.00      01/01/2023         1,440,625
     725,000   ORLEANS PARISH LA PARISHWIDE SERIES A (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                    5.13      09/01/2014           725,450
   2,500,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                  (OTHER REVENUE)+/-ss                                                5.25      11/01/2037         2,583,850
   1,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-ss                                    6.00      10/01/2038         1,050,720
                                                                                                                  21,080,871
                                                                                                             ---------------
MAINE: 1.12%
   8,000,000   MAINE EDUCATIONAL AUTHORITY STUDENT LOAN REVENUE SERIES A-3
                  (COLLEGE & UNIVERSITY REVENUE)                                      5.88      12/01/2039         8,575,920
                                                                                                             ---------------
MASSACHUSETTS: 1.46%
   2,645,000   LYNN MA (PROPERTY TAX, AMBAC INSURED)                                  5.13      06/01/2018         2,679,253
   1,200,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS
                  INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                      8.00      04/15/2031         1,351,968
   4,000,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS
                  INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                      8.00      04/15/2039         4,497,040
   1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                  MIX # 4 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)+/-ss(a)(m)(n)                                              0.40      07/01/2017         1,679,000
     800,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)        5.50      01/01/2013           723,992
     265,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)        5.50      01/01/2017           222,571
                                                                                                                  11,153,824
                                                                                                             ---------------
MICHIGAN: 5.28%
   1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED COP (LEASE REVENUE)               8.00      02/01/2033         1,421,518
   1,955,000   DETROIT MI (RECREATIONAL FACILITIES REVENUE, NATL-RE INSURED)          4.00      04/01/2011         1,918,754
   5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                  REVENUE)                                                            5.00      04/01/2015         5,327,699
   3,190,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE,
                  NATL-RE INSURED)                                                    5.00      09/30/2013         3,341,685
   1,355,000   DETROIT MI SEWAGE DISPOSAL REVENUE REFUNDING SENIOR LIEN
                  SERIES C (SEWER REVENUE, NATL-RE FGIC INSURED)                      5.25      07/01/2016         1,432,100
     150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                4.80      11/01/2015           158,196
     290,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)        5.00      12/01/2015           299,358
   2,670,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)        4.25      12/01/2016         2,593,958
   1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)        5.00      12/01/2017         1,014,430
   1,185,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)        5.25      12/01/2023         1,156,122
   1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                  LOAN PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                3.63      05/01/2016           937,630
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                  (OTHER REVENUE, AMBAC INSURED)                                      9.50      08/20/2010         7,013,580
   2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++              6.50      09/01/2037         2,199,742
   1,260,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)                        7.00      10/01/2036         1,117,658
   1,175,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)          6.25      10/01/2023         1,011,628
   1,250,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  BRADFORD ACADEMY PROJECT (OTHER REVENUE)                            8.75      09/01/2039         1,365,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MICHIGAN (continued)
$    500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                  HEALTH (HOSPITAL REVENUE)                                           5.00%     12/01/2014   $       554,665
   2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES A TRINITY
                  HEALTH (HOSPITAL REVENUE)+/-ss                                      6.00      12/01/2034         2,936,150
   2,260,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED GNMA
                  COLLATERAL PROGRAM KINGS LANE APARTMENTS(HOUSING REVENUE,
                  GNMA INSURED)                                                       5.05      07/20/2038         2,242,869
     825,000   MICHIGAN STATE STRATEGIC FUND LIMITED ADJUSTED REFUNDING DOW
                  CHEMICAL PROJECT SERIES J-A-2 (INDUSTRIAL REVENUE)+/-ss             5.50      12/01/2028           838,835
      40,000   MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE, GUARANTEE
                  AGREEMENT)                                                          5.25      10/15/2021            45,768
   1,460,000   STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)                6.13      03/01/2037         1,333,097
                                                                                                                  40,261,317
                                                                                                             ---------------
MINNESOTA: 0.84%
     500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                   7.25      01/01/2032           500,795
   1,450,000   BECKER MN POLLUTION CONTROL NORTHERN STATES POWER SERIES A
                  (IDR)+/-ss                                                          8.50      09/01/2019         1,667,210
     750,000   BECKER MN POLLUTION CONTROL NORTHERN STATES POWER SERIES A
                  (IDR)+/-ss                                                          8.50      03/01/2019           863,505
     900,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                  REVENUE)                                                            6.00      11/01/2037           761,049
     300,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A
                  (HCFR, NATL-RE INSURED)                                             5.00      11/15/2015           321,018
     750,000   TOWNSHIP OF BAYTOWN MN ST. CROIX PREPARATORY ACADEMY SERIES A
                  (LEASE REVENUE)                                                     7.00      08/01/2038           725,595
   1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A (OTHER REVENUE)      7.50      12/01/2031         1,537,710
                                                                                                                   6,376,882
                                                                                                             ---------------
MISSISSIPPI: 0.05%
     500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                      FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)              5.00      10/01/2022           392,750
                                                                                                             ---------------
MISSOURI: 2.25%
   1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (SALES TAX REVENUE, CIFG INSURED)                                   4.00      04/15/2026         1,011,750
   2,000,000   CITY OF ST LOUIS MO, AIRPORT REVENUE SERIES A-1 (AIRPORT
                  REVENUE)                                                            6.25      07/01/2029         2,128,940
   2,000,000   CITY OF ST LOUIS MO, AIRPORT REVENUE ST LOUIS INTERNATIONAL
                  SERIES A-1 (AIRPORT REVENUE)                                        6.63      07/01/2034         2,144,460
     680,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT
                  (TAX INCREMENTAL REVENUE)                                           5.20      04/15/2020           601,759
     565,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                4.50      04/01/2021           560,147
   4,300,000   INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION DISTRICT
                  IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT PROJECT
                  (TRANSPORTATION REVENUE)                                            6.88      09/01/2032         4,143,910
   3,475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (HIGHWAY
                  REVENUE TOLLS)                                                      5.25      12/01/2014         3,337,390
     460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00      09/01/2026           448,196
   2,555,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                  (AIRPORT REVENUE, NATL-RE  INSURED)                                 6.00      07/01/2013         2,805,952
                                                                                                                  17,182,504
                                                                                                             ---------------
NEVADA: 1.03%
   3,000,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR,
                  ACA INSURED)                                                        5.30      10/01/2011         3,000,690
     300,000   DIRECTOR STATE NV DEPARTMENT BUSINESS VARIOUS REPUBLIC
                  SERVICES INCORPORATE PROJECT+/-ss                                   5.63      12/01/2026           312,354

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEVADA (continued)
$  1,710,000   DIRECTOR STATE NV DEPARTMENT OF BUSINESS & INDUSTRY CAPITAL
                  APPRECIATION LAS VEGAS MONORAIL (TRANSPORTATION REVENUE,
                  AMBAC INSURED)##                                                   18.83%     01/01/2024   $       141,041
   2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                  BANK NA LOC)                                                        5.00      06/01/2024         2,505,450
   1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                  BANK NA LOC)                                                        5.13      06/01/2027         1,891,773
                                                                                                                   7,851,308
                                                                                                             ---------------
NEW HAMPSHIRE: 0.70%
   5,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY REFUNDING THE UNITED
                  ILLUMINATING SERIES A (PCR)+/-ss                                    6.88      12/01/2029         5,376,250
                                                                                                             ---------------
NEW JERSEY: 1.80%
  10,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (COLLEGE & UNIVERSITY REVENUE)                                    5.00      06/01/2027        10,638,000
   2,900,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (COLLEGE & UNIVERSITY REVENUE)                                    5.63      06/01/2030         3,099,346
                                                                                                                  13,737,346
                                                                                                             ---------------
NEW MEXICO: 0.44%
   2,000,000   NEW MEXICO EDUCATIONAL ASSISTANCE AMOUNT EDUCATION LOAN
                  SENIOR SERIES C (STUDENT LOAN REVENUE)                              4.10      09/01/2015         2,026,500
   1,380,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50      04/01/2013         1,354,194
                                                                                                                   3,380,694
                                                                                                             ---------------
NEW YORK: 2.75%
   2,995,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                  (HFFA REVENUE)                                                      4.75      12/01/2014         3,002,667
      70,000   NASSAU COUNTY NY IDA (INDUSTRIAL REVENUE)                              6.88      07/01/2010            73,140
     335,000   NEW YORK CITY NY IDA SPECIAL NEEDS POOLED SERIES A1
                  (INDUSTRIAL REVENUE)                                                6.88      07/01/2010           337,667
   1,120,000   NEW YORK NY IDA AMERICAN AIRLINES JFK INTERNATIONAL AIRPORT
                  (AIRPORT REVENUE)                                                   7.13      08/01/2011         1,112,003
   5,840,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                  (HOSPITAL REVENUE)+/-ss                                             1.05      05/01/2018         5,047,512
   2,600,000   NEW YORK STATE ENERGY R&D AUTHORITY (FUEL SALES TAX REVENUE)           6.95      07/01/2026         2,604,394
   4,300,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES REVENUE
                  BROOKLYN UNION GAS COMPANY SERIES B (UTILITIES REVENUE)+/-ss       11.58      07/01/2026         4,314,534
   2,500,000   NIAGARA COUNTY NY IDA SERIES C (SOLID WASTE REVENUE)+/-ss              5.63      11/15/2024         2,487,300
   1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                              5.50      10/15/2014         1,013,780
   1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                5.60      10/15/2015         1,013,890
                                                                                                                  21,006,887
                                                                                                             ---------------
NORTH CAROLINA: 0.85%
   8,000,000   PERSON COUNTY NC INDUSTRIAL FACILITIES AND VARIOUS REFUNDING
                  CAROLINA POWER AND LIGHT SERIES A (INDUSTRIAL REVENUE,
                  AMBAC INSURED)+/-ss(a)(m)(n)                                        0.68      11/01/2018         6,456,000
                                                                                                             ---------------
NORTH DAKOTA: 0.12%
     960,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                  (RECREATIONAL FACILITIES REVENUE)                                   6.30      11/15/2010           932,918
                                                                                                             ---------------
OHIO: 1.40%
     250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00      12/01/2017           250,360
   4,500,000   OHIO ENTERPRISE BOND SERIES 2A (ECONOMIC DEVELOPMENT REVENUE)          5.50      12/01/2019         4,517,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
OHIO (continued)
$  4,020,000   OHIO MUNICIPAL ELECTRIC GENERATION AGENCY REFUNDING JOINT
                  VENTURE 5 CERTIFICATES OF BENEFICIAL INTEREST (ELECTRIC
                  REVENUE, AMBAC INSURED)                                             5.00%     02/15/2018   $     4,163,032
   1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES
                  A (OTHER REVENUE)                                                   5.75      12/01/2027         1,732,173
                                                                                                                  10,662,800
                                                                                                             ---------------
OKLAHOMA: 1.97%
     550,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                            6.25      12/01/2032           560,698
   2,780,062   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                  (EDUCATIONAL FACILITIES REVENUE)                                    6.25      08/15/2014         2,962,628
   5,000,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE,
                  NATL-RE INSURED)                                                    6.00      01/01/2023         5,459,150
   5,000,000   OKLAHOMA CITY OK INDUSTRIAL FACILITIES B (HOSPITAL REVENUE,
                  NATL-RE INSURED)+/-ss(a)(m)(n)                                      0.82      06/01/2019         4,675,000
   1,300,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PUBLIC SERVICE COMPANY
                  OKLAHOMA PROJECT (INDUSTRIAL REVENUE)                               5.25      06/01/2014         1,393,678
                                                                                                                  15,051,154
                                                                                                             ---------------
OREGON: 0.30%
   1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                  (HCFR)(i)                                                           4.04      04/15/2029           736,731
     105,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT SFMR
                  PROGRAM SERIES B (HOUSING REVENUE)                                  4.55      07/01/2027           104,658
      60,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                  (HOUSING REVENUE)                                                   6.20      07/01/2028            60,052
   1,025,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
                  (HOUSING REVENUE)                                                   3.90      07/01/2029         1,004,387
     400,000   REDMOND OR AIRPORT REVENUE (RESOURCE RECOVERY REVENUE)                 6.00      06/01/2034           406,116
                                                                                                                   2,311,944
                                                                                                             ---------------
PENNSYLVANIA: 11.06%
   1,100,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY AIRPORT REVENUE
                  PITTSBURGH INTERNATIONAL AIRPORT (AIRPORT DEVELOPMENT
                  MAINTENANCE, FGIC INSURED)                                          6.00      01/01/2014         1,115,466
   5,325,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY AIRPORT REVENUE SERIES
                  A (AIRPORT DEVELOPMENT MAINTENANCE, FIRST SECURITY BANK
                  INSURED)                                                            5.00      01/01/2015         5,697,058
   1,410,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURG-02 (AIRPORT
                  TAX, NATL-RE INSURED)ss                                             5.00      01/01/2016         1,437,946
   4,585,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)               6.13      01/01/2016         4,646,622
   1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY SERIES A
                  (HOSPITAL REVENUE)                                                  5.00      11/15/2011         1,486,230
   2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                  SERIES A (OTHER REVENUE)                                            7.50      12/15/2029         2,239,381
  14,675,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)+/-ss                                         0.87      11/01/2026        12,229,411
     200,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)                 5.50      08/15/2016           200,152
   2,000,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                  (OTHER REVENUE)                                                     6.38      12/15/2037         1,699,420
   1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                           5.63      10/01/2015         1,446,797
   1,610,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                         6.10      07/01/2013         1,612,174
  12,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT (OTHER REVENUE)                                          5.75      07/01/2032        14,769,250
   2,070,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT SERIES C (OTHER REVENUE, AMBAC INSURED)                  7.75      07/01/2027         2,902,099
   5,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES C
                      (OTHER REVENUE)+/-ss                                            0.88      06/01/2027         3,747,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PENNSYLVANIA (continued)
$  3,615,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                  SERIES D-2 (HCFR, NATL-RE INSURED)+/-ss                             5.00%     12/01/2033   $     3,656,753
   1,100,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK)                                                      7.00      11/01/2018         1,314,984
     135,000   LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK INSURED)                                              8.00      11/01/2027           163,396
   1,500,000   MONTGOMERY COUNTY PA IDA COMMUNITY REVENUE ACTS RETIREMENT
                  LIFE COMMUNITY SERIES A-1 (OTHER REVENUE)                           5.00      11/15/2013         1,570,110
   1,570,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY CENTER REVENUE
                  ACTS RETIREMENT LIFE COMMUNITY SERIES A-1 (OTHER REVENUE)           5.00      11/15/2014         1,630,822
   1,120,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY REVENUE ACTS
                  RETIREMENT LIFE COMMUNITY SERIES A-1 (OTHER REVENUE)                5.25      11/15/2015         1,162,650
   6,200,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                  REVENUE, AMBAC INSURED)                                             5.00      12/01/2015         6,141,286
     680,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL
                  & COMMERCIAL CORRIDORS PG-A (OTHER REVENUE, NATL-RE FGIC
                  INSURED)                                                            5.00      12/01/2016           713,293
   1,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL
                  & COMMERCIAL CORRIDORS SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE, FGIC INSURED)                                              5.00      12/01/2015         1,716,244
   2,350,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL PHILADELPHIA AIRPORT
                  SYSTEM PJ SERIES A (AIRPORT TAX, NATL-RE FGIC INSURED)              5.50      07/01/2018         2,420,406
   1,350,000   PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                  REVENUE)                                                            5.85      08/15/2037         1,213,691
   3,340,000   PHILADELPHIA PA GAS WORKS REVENUE REFUNDING 8TH -1998 GENERAL
                  ORDINANCE-A (NATURAL GAS REVENUE)                                   5.25      08/01/2017         3,519,892
   1,730,000   PHILADELPHIA PA MUNICIPAL AUTHORITY REVENUE LEASE (LEASE REVENUE)      4.70      04/01/2015         1,802,989
   2,155,000   SCRANTON PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX, AMBAC
                  INSURED)                                                            5.00      04/01/2017         2,162,327
                                                                                                                  84,418,074
                                                                                                             ---------------
PUERTO RICO: 1.95%
   1,000,000   PUERTO RICO COMMONWEALTH (FUEL SALES TAX REVENUE, NATL-RE LOC)         5.65      07/01/2015         1,085,310
   1,000,000   PUERTO RICO HFA FEDERAL MODERNIZATION (HOUSING REVENUE)                5.13      12/01/2027         1,059,580
     330,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA
                  G. MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                 5.00      02/01/2010           332,716
   4,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES F (LEASE REVENUE, CIFG INSURED)                              5.25      07/01/2017         4,081,240
   5,900,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                  A (SALES TAX REVENUE)                                               6.38      08/01/2039         6,660,805
   1,575,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)      5.00      06/01/2016         1,647,545
                                                                                                                  14,867,196
                                                                                                             ---------------
SOUTH CAROLINA: 3.08%
   1,310,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                  OBLIGATION (GO - STATES, TERRITORIES)                               7.00      12/01/2013         1,350,741
   1,780,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                  OBLIGATION (GO - STATES, TERRITORIES)                               8.50      12/01/2018         1,849,438
   5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  14.82      01/01/2027           444,650
     400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  14.30      01/01/2028            33,664
  10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  12.73      01/01/2032           692,519
   7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  12.20      01/01/2034           458,796
   4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)##(i)                                  11.42      01/01/2038           195,924
   1,420,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                  REVENUE, CIFG INSURED)                                              5.00      12/01/2020         1,534,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SOUTH CAROLINA (continued)
$    350,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER
                  REVENUE (LEASE REVENUE, CIFG INSURED)                               5.00%     12/01/2018   $       383,019
   2,870,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                  DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                      5.00      12/01/2021         3,076,037
   1,405,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                  DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                      5.00      12/01/2022         1,494,808
   6,950,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                  DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                      5.00      12/01/2023         7,405,851
     550,000   LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE REVENUE)                5.25      12/01/2030           526,917
   1,340,000   RICHLAND-LEXINGTON SC AIRPORT REFUNDING COLUMBIA METROPOLITAN
                  AIRPORT (AIRPORT REVENUE, FIRST SECURITY BANK INSURED)              5.00      01/01/2017         1,424,366
     150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                  (LEASE REVENUE, GUARANTEE AGREEMENT)                                5.00      12/01/2015           169,727
     640,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                  (LEASE REVENUE, RADIAN INSURED)                                     5.00      12/01/2012           676,608
   1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                  LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                        6.05      10/01/2030           524,773
   1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                  LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                        6.03      10/01/2031           496,533
     760,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                  (LEASE REVENUE)                                                     5.25      12/01/2017           796,199
                                                                                                                  23,534,610
                                                                                                             ---------------
SOUTH DAKOTA: 1.34%
   1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX)                     5.60      05/01/2020         1,172,477
   2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND (PROPERTY TAX)      5.50      05/01/2019         1,653,320
     380,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00      11/01/2013           346,237
   1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00      11/01/2023           985,637
     275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A (ELECTRIC REVENUE)                                 4.75      04/01/2010           279,329
     285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A (ELECTRIC REVENUE)                                 5.00      04/01/2011           296,659
     300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A (ELECTRIC REVENUE)                                 5.25      04/01/2012           317,721
     320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A (ELECTRIC REVENUE)                                 5.25      04/01/2013           341,958
     420,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES
                  B (INDUSTRIAL REVENUE)                                              5.00      04/01/2014           447,115
     650,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES
                  A (INDUSTRIAL REVENUE)                                              5.50      04/01/2018           663,540
   3,560,000   SOUTH DAKOTA EDFA SPEARFISH FOREST SERIES A (OTHER REVENUE)            5.88      04/01/2028         3,695,138
                                                                                                                  10,199,131
                                                                                                             ---------------
TENNESSEE: 4.44%
   2,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                  GAS REVENUE)                                                        5.00      12/15/2015         2,056,900
   7,405,000   ELIZABETHTON TN HEFA BOARD HOSPITAL 1ST MORTGAGE SERIES B
                  (HCFR, NATL-RE INSURED)                                             7.00      07/01/2020         8,543,963
   2,465,000   JOHNSON CITY TN HEALTH AND EDUCATIONAL REFUNDING 1ST MORTGAGE
                  MOUNTAIN STATES HEALTH A (HCFR, NATL-RE INSURED)                    6.25      07/01/2015         2,685,198
   5,000,000   JOHNSON CITY TN HEALTH AND EDUCATIONAL REFUNDING 1ST MORTGAGE
                  MOUNTAIN STATES HEALTH A (HCFR, NATL-RE INSURED)                    6.75      07/01/2017         5,641,750
   5,025,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                        5.25      09/01/2020         5,081,833
     500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                  REVENUE)                                                            5.00      09/01/2015           522,085
   2,790,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                  REVENUE)                                                            5.00      09/01/2016         2,882,098
   2,900,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                  REVENUE)                                                            5.25      09/01/2019         2,949,213
   3,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                  REVENUE)                                                            5.00      02/01/2018         3,557,260
                                                                                                                  33,920,300
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TEXAS: 10.70%
$ 11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                5.00%     08/15/2034   $    11,527,945
     475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                  CENTER FIRST TIER SERIES B (OTHER REVENUE)++                        6.00      01/01/2010           475,656
   1,005,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                  CENTER SECOND TIER SERIES B (IDR)++                                 6.00      01/01/2011         1,008,487
   3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT AMOUNT THE DOW
                  CHEMICAL  COMPANY SERIES A-1+/-ss                                   6.25      05/15/2033         3,132,360
   1,000,000   CLIFTON HIGHER EDUCATION FINANCE CORPORATION REVENUE
                  REFERENCE TEJANO CENTER COMMUNITY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE)                                                 9.00      02/15/2038         1,173,160
     150,000   CLIFTON HIGHER EDUCATION FINANCE INCORPORATED REVENUE TEJANO
                  CENTER COMMUNITY SERIES A (COLLEGE & UNIVERSITY REVENUE)            7.75      02/15/2018           172,286
   3,545,000   DECATUR TX HOSPITAL AUTHORITY HOSPITAL REVENUE SERIES A (HCFR)         5.75      09/01/2029         4,248,860
   1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.25      10/01/2016         1,284,780
     825,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50      10/01/2016           895,736
     755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.25      10/01/2017           802,610
   1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50      10/01/2019         1,481,648
   1,750,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.75      10/01/2025         1,801,748
   1,300,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS
                  APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA)+/-ss           4.55      07/01/2034         1,402,817
     500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, NATL-RE
                  INSURED)                                                            6.00      06/01/2013           537,635
   1,400,000   HOUSTON TX  WATER CONVEYANCE COP SERIES H (LEASE REVENUE,
                  AMBAC INSURED)                                                      7.50      12/15/2015         1,687,924
     750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                    6.25      02/15/2017           760,088
   2,495,000   LEWISVILLE TX (OTHER REVENUE)                                          6.75      10/01/2032         2,590,334
   3,700,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTABLE SERIES L2
                  (TOLL ROAD REVENUE)+/-ss                                            6.00      01/01/2038         4,019,791
   5,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E3 (OTHER
                  REVENUE)+/-ss                                                       5.75      01/01/2038         5,509,989
   4,165,000   SABINE RIVER TX AUTHORITY SOUTHWESTERN ELECTRIC COMPANY
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                 4.95      03/01/2018         4,315,981
     607,028   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED
                  SECURITIES PG SERIES B (HOUSING REVENUE, GNMA)                      6.30      10/01/2035           650,194
     861,248   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED
                  SECURITIES SERIES B (HOUSING REVENUE, GNMA)                         6.00      02/01/2036           921,148
     985,000   TARRANT COUNTY TX CULTURAL EDUCATION HENDRICK MEDICAL CENTER
                  SERIES A (HCFR, ASSURED GUARANTY)                                   4.63      09/01/2020         1,011,398
   1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                  C (NATURAL GAS REVENUE)+/-ss                                        1.65      12/15/2026           857,813
  12,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                          0.87      09/15/2017        11,246,875
   3,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                          0.90      09/15/2017         2,733,750
   2,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES D
                  (NATURAL GAS REVENUE)                                               5.63      12/15/2017         2,751,384
  10,375,000   TEXAS MUNICIPAL GAS ACQUISITION & VARIOUS SENIOR LIEN SERIES
                  B (NATURAL GAS REVENUE)+/-ss                                        0.90      12/15/2026         7,236,563
      85,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                  INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)         4.65      02/15/2019            75,245
      90,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                  INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)         4.70      02/15/2020            78,809
   1,390,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                  EDUCATION SERIES A (OTHER REVENUE)                                  5.75      12/01/2027         1,283,818
     880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                  EDUCATION SERIES A (OTHER REVENUE)                                  5.88      12/01/2036           789,624
   2,260,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00      02/15/2018         2,093,099
   1,090,323   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION SERIES A
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                6.35      10/01/2034         1,095,720
                                                                                                                  81,655,275
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
UTAH: 0.57%
$  1,815,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
                  FACILITIES REVENUE)++                                               5.55%     11/15/2021   $     1,680,327
   1,000,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN-SERIES A
                  (PRIVATE SCHOOL REVENUE)                                            5.75      02/15/2022           903,690
   2,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (OTHER REVENUE)++               6.38      06/01/2037         1,795,280
                                                                                                                   4,379,297
                                                                                                             ---------------
VIRGIN ISLANDS: 0.16%
     435,000   VIRGIN ISLANDS PFA MATCHING FEDERAL LOAN NOTE A (SEWER REVENUE)        5.25      10/01/2018           446,180
     750,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER
                  REVENUE)                                                            6.75      10/01/2037           800,625
                                                                                                                   1,246,805
                                                                                                             ---------------
VIRGINIA: 0.84%
   1,090,000   CITY OF BRISTOL, VA UTILITY SYSTEMS (UTILITIES REVENUE,
                  NATL-RE INSURED)                                                    5.25      07/15/2016         1,131,638
   1,855,000   MARQUIS CDA VA (OTHER REVENUE)                                         5.63      09/01/2018         1,491,105
   2,894,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                  REVENUE)                                                            5.10      03/01/2021         2,718,103
   1,150,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                                  5.40      03/01/2020         1,102,206
                                                                                                                   6,443,052
                                                                                                             ---------------
WASHINGTON: 1.73%
   2,250,000   PORT SUNNYSIDE WA (AIRPORT REVENUE)                                    6.63      12/01/2021         2,357,978
     605,000   QUINAULT INDIAN NATION WA SERIES A (OTHER REVENUE, ACA
                  INSURED)                                                            5.80      12/01/2015           526,023
     590,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                          5.50      06/01/2012           622,568
   9,465,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                          6.50      06/01/2026         9,690,267
                                                                                                                  13,196,836
                                                                                                             ---------------
WEST VIRGINIA: 0.14%
   1,000,000   OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                  FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)               5.85      06/01/2034           873,070
     215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A
                  (TAX INCREMENTAL REVENUE)                                           5.00      06/01/2015           206,071
                                                                                                                   1,079,141
                                                                                                             ---------------
WISCONSIN: 2.70%
   1,700,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (OTHER REVENUE)                                            5.75      08/01/2035         1,397,162
     550,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                  A (OTHER REVENUE)                                                   5.13      08/01/2015           523,303
   1,500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                  A (OTHER REVENUE)                                                   5.63      08/01/2025         1,303,005
     390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT  (INDUSTRIAL
                  REVENUE)                                                            5.50      12/01/2011           382,532
   2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                  (HOUSING REVENUE)+/-ss                                              5.00      12/01/2027         2,891,728
   6,300,000   WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED B (HOSPITAL
                  REVENUE)+/-ss                                                       5.13      08/15/2027         6,488,244
   7,000,000   WISCONSIN HEFA SERIES B (HOSPITAL REVENUE)+/-ss(a)(m)(n)               0.82      06/01/2019         6,545,000
   1,000,000   WISCONSIN STATE HEFA CHILDREN'S HOSPITAL WISCONSIN B-RMKT (HCFR)       5.38      08/15/2024         1,083,930
                                                                                                                  20,614,904
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WYOMING: 0.78%
$  5,905,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                  CHASE BANK LOC)                                                     4.65%     12/01/2016   $     5,977,265
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $746,438,075)                                                                753,679,276
                                                                                                             ---------------

SHARES                                                                                YIELD                      VALUE
------------                                                                        --------                 ---------------
SHORT-TERM INVESTMENTS: 0.04%
      96,842   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++          022%(s)                        96,842
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
PRINCIPAL                                                                             RATE         DATE
------------                                                                        --------   -----------
US TREASURY BILLS: 0.03%
$    200,000   UNITED STATES TREASURY BILLS##                                         0.10%     12/24/2009           199,954
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $296,796)                                                                         296,796
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $746,734,871)*                                                        98.77%                           $   753,976,072
OTHER ASSETS AND LIABILITIES, NET                                            1.23                                  9,368,350
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   763,344,422
                                                                           ------                            ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $96,842.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $746,535,874 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 28,224,185
     GROSS UNREALIZED DEPRECIATION    (20,783,987)
                                     ------------
     NET UNREALIZED APPRECIATION     $ 7,440,198

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 98.58%
ALABAMA: 2.33%
$  2,500,000   ALABAMA SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BIRMINGHAM AL SERIES A-1 (HCFR)                                      5.00%    06/01/2012   $     2,692,050
   6,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD REVENUE VARIOUS
                  ALABAMA ELECTRIC A RMKT 05/30/08 (ELECTRIC REVENUE,
                  GUARANTEE AGREEMENT)+/-ss                                            4.00     08/01/2037         6,000,660
   4,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD VARIOUS ALABAMA
                  ELECTRIC COOPERATIVE INCORPORATE PJ SERIES C (ELECTRIC
                  REVENUE)(a)(m)(n)+/-ss                                               0.68     08/01/2016         3,800,000
   1,150,000   EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HCFR REVENUE)              4.63     09/01/2012         1,167,779
   3,000,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.75     10/01/2012         3,084,210
     450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                                4.63     02/15/2012           415,872
     500,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)                                                        5.25     02/01/2016           485,010
   1,000,000   JEFFERSON COUNTY AL SERIES C-10 (SEWER REVENUE, FIRST
                  SECURITY BANK INSURED)(a)(m)(n)+/-ss                                 0.37     02/01/2042           405,000
     650,000   JEFFERSON COUNTY AL SERIES C-2 (SEWER REVENUE, FGIC
                  INSURED)(a)(m)(n)+/-ss                                               0.68     02/01/2042           227,500
   3,400,000   JEFFERSON COUNTY AL SERIES C-5 (SEWER REVENUE, XLCA
                  INSURED)(a)(m)(n)+/-ss                                               0.78     02/01/2040         1,190,000
     525,000   JEFFERSON COUNTY AL SERIES C-9 (SEWER REVENUE, FIRST SECURITY
                  BANK INSURED)(a)(m)(n)+/-ss                                          0.37     02/01/2042           183,750
   5,425,000   JEFFERSON COUNTY AL WATERS SUB-SERIES B-1-C (SEWER REVENUE,
                  FGIC INSURED)(a)(m)(n)+/-ss                                          0.74     02/01/2042         1,898,750
   4,755,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY SERIES A (POWER REVENUE)+/-ss                                  4.75     06/01/2034         5,044,389
   1,000,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY
                  REVENUE)                                                             4.00     09/01/2011         1,024,390
     800,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE & UNIVERSITY
                  REVENUE)                                                             5.00     09/01/2012           845,832
  10,030,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                  BANK LOC)+/-ss                                                       1.60     09/01/2031        10,030,000
     380,000   UNIVERSITY OF ALABAMA SERIES A (HCFR)                                   5.00     09/01/2013           405,517
   3,245,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                  PROJECT (OTHER REVENUE, WEST GEORGIA NATIONAL BANK LOC)+/-ss         5.00     07/01/2037         3,215,211
                                                                                                                  42,115,920
                                                                                                             ---------------
ALASKA: 0.47%
   8,000,000   ALASKA HOUSING FINANCE CORPORATION SERIES B (HOUSING
                  REVENUE)+/-ss                                                        0.50     12/01/2041         8,000,000
     460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                  REVENUE)                                                             6.00     01/01/2015           465,157
                                                                                                                   8,465,157
                                                                                                             ---------------
ARIZONA: 2.37%
   1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
                  (HCFR)                                                               5.00     01/01/2012         1,062,090
   3,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-ss                                        1.40     02/01/2042         3,073,875
  12,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-ss                                        1.25     02/01/2042        10,315,269
   1,515,000   ARIZONA SCHOOL FACILITIES STATE SCHOOL TRUST SERIES A (OTHER
                  REVENUE, AMBAC INSURED)                                              5.50     07/01/2014         1,652,062
   3,640,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                  LIEN (WATER REVENUE)                                                 4.75     10/01/2032         3,645,715
   2,000,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A
                  (HCFR REVENUE)                                                       5.00     07/01/2013         2,127,720
  10,635,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES B
                  (HCFR)+/-ss                                                          5.00     07/01/2025        11,210,354
   1,490,000   MARICOPA COUNTY AZ IDA CATHOLIC WEST HEALTHCARE SERIES A
                  (HCFR)                                                               5.00     07/01/2016         1,498,463
   2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (LEASE
                  REVENUE)                                                             6.38     01/01/2019         2,828,408
   1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT (WATER
                  REVENUE)                                                             5.50     12/01/2013         1,625,860
     430,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (PROPERTY
                  TAX REVENUE)                                                         4.85     07/15/2012           419,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ARIZONA (continued)
$  1,890,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                  REVENUE)                                                             4.85%    07/15/2014   $     1,849,271
   1,656,851   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                  FORT APACHE TIMBER EQUIPMENT LEASE(i)                                6.25     03/04/2012         1,584,513
                                                                                                                  42,892,915
                                                                                                             ---------------
ARKANSAS: 0.34%
     425,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                  LABORATORY (HCFR, AMBAC INSURED)                                     3.90     12/01/2024           425,111
     180,000   FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK
                  INSURED)                                                             4.13     11/01/2026           182,704
     500,000   GARLAND COUNTY AR HOT SPRINGS VILLAGE (WATER REVENUE)                   4.20     10/01/2009           499,990
   5,000,000   NORTHWEST REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT
                  REVENUE, REGIONS BANK LOC)+/-ss                                      1.65     02/01/2021         5,000,000
                                                                                                                   6,107,805
                                                                                                             ---------------
CALIFORNIA: 8.03%
   2,190,000   ABAG CA FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                  GEORGIANA BRUCE KIRBY PREPARATORY SCHOOL (PRIVATE SCHOOL
                  REVENUE, COMMERCIAL BANK CA LOC)+/-ss                                3.85     02/01/2037         2,201,300
   6,750,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)##                                                           4.47     08/01/2014         5,445,563
  12,000,000   CALIFORNIA ECONOMIC RECOVERY SERIES C-3 (SALES TAX REVENUE,
                  STATE GUARANTEED)+/-ss                                               1.00     07/01/2023        12,000,000
   5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT A
                  (RESOURCE RECOVERY REVENUE)+/-ss                                     5.00     11/01/2038         5,185,650
   1,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                  C (IDR)+/-ss                                                         6.75     12/01/2027         1,033,590
   1,000,000   CALIFORNIA PCFA WEST COMPANY SERIES A (RESOURCE RECOVERY
                  REVENUE, BANK OF AMERICA NA LOC)                                     5.13     01/01/2014         1,001,120
   1,380,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES PROGRAM SERIES C (HOUSING
                  REVENUE, GNMA INSURED)                                               4.10     08/01/2039         1,364,696
   4,250,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                  (SOLID WASTE REVENUE)(i)                                             4.95     12/01/2012         4,453,448
     880,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (PRIVATE SCHOOLS REVENUE)                                    4.60     11/01/2013           834,671
   3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT # 2 (OTHER REVENUE)                                          4.45     10/01/2011         3,265,680
   3,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25     07/15/2010         3,867,591
   6,000,000   LAKESIDE CA USD BAN ELECTION 2008 SERIES A (PROPERTY TAX
                  REVENUE)##                                                           4.16     06/01/2014         4,947,420
     500,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (UTILITIES
                  REVENUE)                                                             5.00     11/15/2012           522,890
  12,570,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT & MARINA
                  REVENUE)                                                             5.75     05/15/2016        12,883,747
  16,175,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                  1.00     07/01/2017        14,092,469
   7,100,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                  1.03     07/01/2019         5,893,000
   1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                5.65     08/01/2014         1,521,535
   2,000,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                  PROJECT (TAX INCREMENTAL REVENUE, AMBAC INSURED)                     5.50     05/01/2014         2,022,600
  19,645,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                  AMBAC INSURED)+/-ss                                                  4.13     08/01/2037        19,654,823
   1,200,000   ROSEVILLE NATURAL GAS FINANCE AUTHORITY (UTILITIES REVENUE)             5.00     02/15/2011         1,224,816
   6,850,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE, AMBAC INSURED)                                              5.38     11/01/2014         7,259,904
   3,200,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE
                  REVENUE)                                                             5.00     11/01/2014         3,359,680
   2,000,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                  5.63     09/01/2012         2,061,460
   1,075,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)++                                                           4.50     03/01/2011         1,075,989
     900,000   SAVANNA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX REVENUE)               4.00     05/01/2012           925,947
   2,000,000   SAVANNA ELEMENTARY SCHOOL DISTRICT CAPITAL APPRECIATION
                  (PROPERTY TAX REVENUE)##                                             3.35     05/01/2012         1,834,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  1,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT
                  REVENUE SERIES A (NATURAL GAS REVENUE)                               5.00%    11/01/2013   $     1,061,830
  15,000,000   STATE OF CALIFORNIA GO                                                  0.85     11/05/2009        15,000,000
   5,000,000   STATE OF CALIFORNIA GO                                                  1.15     12/09/2009         5,000,000
     775,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING
                  HOME REVENUE)                                                        4.25     07/01/2011           789,663
     300,000   WASHINGTON TOWNSHIP HEALTH CARE DISTRICT SERIES A (NURSING
                  HOME REVENUE)                                                        5.00     07/01/2012           312,576
   3,000,000   WHITTIER CA HEALTH FACILITY REVENUE PRESBYTERIAN
                  INTERCOMMUNITY HOSPITAL D (HOSPITAL REVENUE)                         5.00     06/01/2013         3,190,560
                                                                                                                 145,288,478
                                                                                                             ---------------
COLORADO: 1.54%
     195,000   COLORADO ECFA (OTHER REVENUE)                                           5.75     11/15/2018           210,941
   5,000,000   COLORADO HEALTH FACILITIES AUTHORITY (HFFA REVENUE)+/-ss++              1.00     11/15/2027         5,000,000
   3,500,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES D2 (HCFR)+/-ss                                    5.25     10/01/2038         3,827,005
   3,100,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
                  C-6 (HCFR)+/-ss                                                      3.95     09/01/2036         3,170,773
   2,900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
                  C-8 (HCFR)+/-ss                                                      4.10     09/01/2036         3,018,871
      30,000   COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HCFR)                6.25     12/01/2010            30,495
     210,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL PREREFUNDED
                  (HCFR)                                                               6.25     12/01/2010           217,543
   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039         1,546,980
   9,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039         9,735,220
   1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                             5.38     12/01/2013         1,137,646
                                                                                                                  27,895,474
                                                                                                             ---------------
CONNECTICUT: 0.29%
   5,310,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
                  (HCFR, RADIAN INSURED)+/-ss                                          4.15     07/01/2037         5,310,000
                                                                                                             ---------------
DISTRICT OF COLUMBIA: 1.38%
   6,400,000   DISTRICT OF COLUMBIA CHILDREN'S RESEARCH CENTER (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.90     04/01/2038         6,400,000
   7,800,000   DISTRICT OF COLUMBIA JEWISH CAMPUS LIFE (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     05/01/2027         7,800,000
   9,650,000   DISTRICT OF COLUMBIA MARET SCHOOL INCORPORATED (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.85     10/01/2033         9,650,000
   1,190,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)               5.38     05/15/2010         1,210,825
                                                                                                                  25,060,825
                                                                                                             ---------------
FLORIDA: 10.39%
   2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
                  PROJECT (HOUSING REVENUE)                                            4.25     01/01/2012         2,802,296
   3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  ANTICIPATION BONDS (OTHER REVENUE)                                   4.80     11/01/2012         2,557,409
     515,000   BOYNTON BEACH FL (WATER REVENUE, NATL-RE FGIC INSURED)                  5.00     11/01/2012           531,398
      40,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                  (HCFR)                                                               6.00     11/15/2009            40,282
     113,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE, GNMA INSURED)          6.50     09/01/2022           124,333
     500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERVICES (HCFR, SUNTRUST BANK LOC)                                   5.50     08/15/2014           515,130
   5,000,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)           5.25     10/01/2011         5,037,900
     500,000   BROWARD COUNTY FL SERIES L (AIRPORT REVENUE, AMBAC INSURED)             5.00     10/01/2013           554,940
   6,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)           6.00     10/01/2011         6,131,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$  1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
                  SERIES A (OTHER REVENUE, NATL-RE INSURED)                            5.00%    03/01/2012   $     1,050,550
   1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (OTHER REVENUE)(i)                                                   5.13     05/01/2016           524,202
   1,000,000   EMERALD COAST FL UTILITIES AUTHORITY REVENUE SERIES B
                  (UTILITY REVENUE, NATL-RE FGIC INSURED)                              6.25     01/01/2013         1,122,070
     580,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2
                  (HOUSING REVENUE, GNMA INSURED)                                      6.95     04/01/2024           595,927
  20,800,000   FLORIDA HIGHER EDUCATIONAL FACILITIES FINANCING VARIOUS
                  EDUCATIONAL FACILITIES RINGLING SCHOOL ART & DESIGN
                  (UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                         0.85     03/01/2034        20,800,000
   8,000,000   FLORIDA INTERNATIONAL UNIVERSITY ATHLETICS FINANCIAL
                  CORPORATION FOOTBALL STADIUM PROJECT A (OTHER REVENUE,
                  REGIONS BANK LOC)+/-ss                                               1.60     03/01/2033         8,000,000
  10,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                  NATL-RE FGIC INSURED)                                                5.50     07/01/2014        10,639,700
     100,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC
                  INSURED)+/-ss                                                        5.30     12/01/2015           101,341
   1,135,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC
                  INSURED)+/-ss                                                        4.00     12/01/2020         1,095,320
  12,595,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES G (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                               5.00     12/01/2020        12,619,056
     290,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT LOAN E TEND 12/01/15
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                   5.55     12/01/2020           291,491
   2,000,000   GULF BREEZE FL SERIES B (OTHER REVENUE, FGIC INSURED)+/-ss              4.25     12/01/2020         1,954,080
   2,225,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss              4.00     12/01/2020         2,226,268
   1,070,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss              4.00     12/01/2020         1,061,718
   4,000,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES A
                  (HCFR)+/-ss                                                          5.85     11/15/2035         4,356,120
      15,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                               5.00     11/15/2009            15,087
     420,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                               5.00     11/15/2009           421,554
     385,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                               5.00     11/15/2010           396,974
      15,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                  (HCFR)                                                               5.00     11/15/2010            15,778
   1,000,000   HILLSBOROUGH COUNTY FL IDA (OTHER REVENUE, AMBAC INSURED)+/-ss          5.00     12/01/2034         1,039,980
   1,000,000   HILLSBOROUGH COUNTY FL TAMPA INTERNATIONAL AIRPORT SERIES A
                  (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                          5.00     10/01/2013         1,078,040
       5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                  PARKING SOLUTIONS PROJECT (IDR, ACA INSURED)                         3.80     10/01/2009             5,000
   3,000,000   JEA FL ST. JOHNS RIVER POWER PARK ISSUE 2-17TH SERIES
                  (UTILITY REVENUE)                                                    5.00     10/01/2015         3,142,620
  25,000,000   JEA FL WATER & SEWER SYSTEMS REVENUE SERIES B (WATER
                  REVENUE)+/-ss                                                        0.30     10/01/2041        25,000,000
   1,000,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                  PROJECT (HCFR)                                                       5.00     11/15/2009         1,001,140
     750,000   LEE COUNTY FL SOLID WASTE SYSTEM REFUNDING (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.63     10/01/2013           778,433
  12,385,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE REFUNDING (OTHER
                  REVENUE, NATL-RE INSURED)                                            5.63     10/01/2012        12,896,377
     125,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUB-SERIES 2 (HOUSING
                  REVENUE, GNMA INSURED)                                               6.50     11/01/2023           127,445
   1,700,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   5.00     10/01/2013         1,814,444
   1,595,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, XLCA INSURED)                                      5.00     10/01/2012         1,690,652
   3,150,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES D
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   5.00     10/01/2013         3,362,058
   6,400,000   MIAMI DADE COUNTY FL SCHOOL BOARD ASSET-BACKED SERIES A
                  (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)                      5.00     08/01/2011         6,803,904
   4,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP (LEASE REVENUE, NATL-RE
                  FGIC INSURED)                                                        5.25     10/01/2015         4,378,640
   7,760,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE,
                  NATL-RE FGIC INSURED)                                                5.00     05/01/2012         8,388,715
   2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  NATL-RE INSURED)+/-ss                                                5.50     05/01/2030         2,595,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$  2,000,000   ORANGE COUNTY FL SALES TAX REVENUE REFUNDING SERIES A (SALES
                  TAX REV, NATL-RE INSURED)                                            5.13%    01/01/2016   $     2,140,300
  10,000,000   PALM BEACH COUNTY FL POOLED HOSPITAL LOAN PROGRAM (HCFR,
                  SUNTRUST BANK LOC)+/-ss                                              1.00     11/01/2025        10,000,000
   2,500,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  FGIC INSURED)+/-ss                                                   5.00     08/01/2025         2,585,400
   1,700,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                  SERIES B (HOUSING REVENUE, HUD INSURED)                              4.13     07/01/2010         1,722,848
   2,000,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES A
                  (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                      0.85     12/15/2026         2,000,000
     475,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS
                  PROJECT SERIES A PREREFUNDED (NURSING HOME REVENUE)                  8.00     01/01/2017           492,585
   5,000,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                  FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     07/01/2036         5,000,000
   4,500,000   VOLUSIA COUNTY FL IDA WEST VOLUSIA FAMILY YMCA (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.90     12/01/2027         4,500,000
                                                                                                                 188,126,510
                                                                                                             ---------------
GEORGIA: 6.14%
   1,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)               5.50     11/01/2011         1,070,250
   8,500,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)               5.50     11/01/2012         9,281,235
   8,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)               5.50     11/01/2013         8,826,000
   5,000,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss           2.50     01/01/2030         5,000,000
   2,500,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)             6.13     01/01/2012         2,543,525
   5,000,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER VOGTLE
                  SERIES D (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss                    4.75     01/01/2040         5,199,150
   5,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER VOGTLE
                  SERIES F (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss                    4.75     01/01/2039         5,719,065
  23,000,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY VOGTLE (UTILITIES REVENUE)+/-ss                              0.27     10/01/2032        23,000,000
   8,220,000   COBB COUNTY GA DEVELOPMENT AUTHORITY INSTITUTE NUCLEAR POWER
                  (INDUSTRIAL REVENUE, SUNTRUST BANK LOC)+/-ss                         0.95     02/01/2013         8,220,000
   1,522,017   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE #
                  996-021203(i)                                                        4.20     08/01/2013         1,528,744
     563,783   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE #
                  996-021203 SERIES B(i)                                               4.20     08/01/2013           564,296
  11,050,000   FLOYD COUNTY GA BERRY COLLEGE INCORPORATED PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          0.95     03/01/2024        11,050,000
  14,160,000   FORSYTH COUNTY GA ATLANTA METROPOLITAN YMCA PROJECT
                  (INDUSTRIAL REVENUE, SUNTRUST BANK LOC)+/-ss                         0.85     12/01/2029        14,160,000
     456,484   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)              4.20     03/01/2013           456,964
   5,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL
                  REVENUE, NATL-RE INSURED)                                            5.75     07/01/2014         5,132,400
   2,200,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B
                  (NATURAL GAS REVENUE                                                 5.00     03/15/2015         2,257,596
   2,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B
                  (NATURAL GAS REVENUE)                                                5.00     03/15/2011         2,043,000
   1,400,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     10/01/2013         1,536,836
   3,000,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     10/01/2014         3,312,450
     268,913   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(i)            4.20     03/01/2013           269,196
                                                                                                                 111,170,707
                                                                                                             ---------------
GUAM: 0.03%
     500,000   TERRITORY OF GUAM SECTION 30 SERIES A (OTHER REVENUE)                   5.00     12/01/2012           521,895
                                                                                                             ---------------
HAWAII: 0.09%
   1,500,000   STATE OF HAWAII AIRPORTS SYSTEM REVENUE AMT REFUNDING SERIES
                  B (AIRPORT REVENUE, NATL-RE FGIC INSURED)                            6.50     07/01/2014         1,548,000
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
IDAHO: 0.18%
$  3,180,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING REVENUE)          6.25%    07/01/2038   $     3,277,562
                                                                                                             ---------------
ILLINOIS: 3.12%
     990,000   AURORA IL (TAX REVENUE)                                                 5.00     12/30/2009           991,634
   1,050,000   AURORA IL (TAX REVENUE)                                                 5.00     12/30/2010         1,053,455
   2,235,000   AURORA IL SERIES B (TAX REVENUE)                                        4.90     12/30/2011         2,216,271
     200,000   CHICAGO IL (AIRPORT REVENUE, BHAC CREDIT)                               5.50     01/01/2016           200,372
     600,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)             4.50     12/01/2012           599,964
   2,580,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, FIRST SECURITY
                  BANK HUD LOAN)                                                       5.00     07/01/2013         2,831,989
   2,265,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, FIRST SECURITY
                  BANK HUD LOAN)                                                       5.00     07/01/2014         2,508,986
     750,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT
                  SERIES A (TAX REVENUE, ACA INSURED)                                  5.00     11/15/2010           762,690
  14,675,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN GENERAL
                  AIRPORT (AIRPORT & MARINA REVENUE, AMBAC INSURED)                    5.50     01/01/2018        14,878,249
     100,000   CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA INSURED)                    4.38     12/01/2017           100,009
   1,085,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)             5.38     01/01/2013         1,166,332
     360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS
                  REVENUE)                                                             5.00     12/01/2014           361,602
   9,120,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT COKE
                  SERIES B (INDUSTRIAL REVENUE)+/-ss                                   3.75     02/01/2033         9,146,357
   3,500,000   ILLINOIS FINANCE AUTHORITY ADVOCATE HEALTH SUBSERIES C3B
                  (HCFR)+/-ss                                                          4.38     11/01/2038         3,502,380
   2,400,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                    3.50     10/01/2026         2,425,080
   1,480,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (HCFR, GO OF PARTICIPANTS)                                  4.75     07/01/2010         1,479,793
   1,440,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (HCFR, GO OF PARTICIPANTS)                                  4.80     07/01/2011         1,435,118
   1,000,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (HCFR, GO OF PARTICIPANTS)                                  4.85     07/01/2012           995,860
   5,000,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER (OTHER REVENUE)+/-ss           3.25     07/01/2042         5,018,350
   1,625,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                  PROJECT (IDR)+/-                                                     5.05     01/01/2010         1,629,761
   1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                  HOSPITAL (HOSPITAL REVENUE)                                          5.50     10/01/2010         1,079,421
     195,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                  SYSTEMS PROJECT (HCFR, NATL-RE INSURED)                              5.25     10/01/2009           195,016
     430,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR,
                  FIRST SECURITY BANK INSURED)                                         6.13     04/01/2012           460,289
     500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, NATL-RE
                  INSURED)                                                             5.50     11/15/2010           501,665
     665,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)           5.75     01/01/2010           673,133
     215,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                  HOSPITAL (HCFR)                                                      6.05     12/01/2011           224,454
                                                                                                                  56,438,230
                                                                                                             ---------------
INDIANA: 0.71%
     765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                  (LEASE REVENUE, NATL-RE INSURED)                                     6.25     07/05/2016           885,878
   2,500,000   COUNTY OF JASPER IN (PCR, NATL-RE INSURED)                              5.20     06/01/2013         2,655,225
   2,000,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss               0.88     10/15/2009         2,005,000
   4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss               0.90     10/15/2010         3,973,340
   2,000,000   INDIANA PORT COMMISSION CARGILL INCORPORATED PROJECT (IDR)              4.10     05/01/2012         2,091,540
     410,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER
                  REVENUE)                                                             4.00     08/15/2012           429,627
     195,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER
                  REVENUE)                                                             4.00     08/15/2012           204,335
     650,000   VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER REVENUE)                    4.70     12/01/2009           649,818
                                                                                                                  12,894,763
                                                                                                             ---------------
IOWA: 0.35%
     460,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)           5.50     06/01/2014           496,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
IOWA (continued)
$    180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (TOBACCO SETTLEMENT
                  FUNDED REVENUE)                                                      5.50%    06/01/2012   $       194,171
   5,000,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT (SALES TAX REVENUE)               3.75     05/01/2012         5,195,400
     500,000   XENIA RURAL WATER DISTRICT IOWA WATER ( WATER REVENUE, CIFG
                  INSURED)                                                             4.00     12/01/2015           430,625
                                                                                                                   6,316,412
                                                                                                             ---------------
KANSAS: 1.34%
   7,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                  REVENUE, XLCA INSURED)+/-ss                                          5.25     12/01/2023         7,462,350
   5,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (IDR, FGIC
                  INSURED)+/-ss                                                        5.38     09/01/2035         5,359,350
     205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL REVENUE)                                    5.00     09/01/2010           203,723
     225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL REVENUE)                                    5.00     03/01/2011           221,254
     200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL REVENUE)                                    5.00     09/01/2011           195,568
     615,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE,
                  GNMA INSURED)                                                        4.10     12/01/2023           604,231
     400,000   KANSAS CITY MO SPECIAL OBLIGATION CAPITAL APPRECIATION SERIES
                  E (OTHER REVENUE)##                                                  3.15     02/01/2013           360,052
   1,800,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL REVENUE)+/-ss        4.13     09/01/2037         1,864,098
     100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 5.00     03/01/2012            96,967
     100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 5.00     09/01/2012            96,397
   1,750,000   WICHITA KS FACILITIES IMPROVEMENT SERIES III A (HCFR)                   5.00     11/15/2013         1,907,430
   3,950,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT REFERENDUM
                  SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                     5.00     12/01/2020         4,067,987
   1,665,000   WYANDOTTE COUNTY/KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                  OBLIGATION SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          4.75     12/01/2016         1,738,143
                                                                                                                  24,177,550
                                                                                                             ---------------
KENTUCKY: 1.45%
   8,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     12/01/2025         8,000,000
     475,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                          5.63     03/01/2014           491,996
   1,710,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                          5.63     03/01/2015         1,764,686
   3,840,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                  SERIES A (AIRPORT REVENUE, XLCA INSURED)                             5.00     03/01/2012         3,968,602
   2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                  SERIES A (AIRPORT REVENUE, XLCA INSURED)                             5.00     03/01/2013         2,838,202
   5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                  SERIES B (AIRPORT REVENUE, XLCA INSURED)                             5.00     03/01/2012         6,025,247
   1,000,000   LOUISVILLE & JEFFERSON COUNTY KY METRO GOVERNMENT
                  ENVIRONMENTAL FACILITIES LOUISVILLE GAS & ELECTRIC COMPANY
                  PROJECT (OTHER REVENUE)+/-ss                                         5.63     06/01/2033         1,069,740
   2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
                  SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK INSURED)              5.75     07/01/2015         2,098,400
                                                                                                                  26,256,873
                                                                                                             ---------------
LOUISIANA: 4.12%
  11,800,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING
                  LAFAYETTE LLC PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss         1.60     02/01/2038        11,800,000
  15,000,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA
                  LASHIP LLC PROJECT (IDR, REGIONS BANK LOC)+/-ss                      1.60     09/01/2036        15,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
LOUISIANA (continued)
$  1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION
                  PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)                   4.00%       10/01/2013   $     1,603,920
   1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION
                  PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)                   4.00        10/01/2014         1,606,875
   2,830,000   LOUISIANA PFA FRANCISCAN SERIES B (HCFR)                             5.00        07/01/2013         2,977,924
  12,250,000   LOUISIANA PFA GCGK INVESTMENTS LLC PROJECT (INDUSTRIAL
                  REVENUE, AMSOUTH BANK LOC)+/-ss                                   1.60        05/01/2026        12,250,000
     160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                  (HCFR, CIFG INSURED)                                              5.00        07/01/2010           162,910
     100,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                  (HCFR, CIFG INSURED)                                              5.00        07/01/2012           104,850
   3,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT
                  (IDR)+/-ss                                                        7.00        12/01/2038         3,224,490
   3,750,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)                    5.00        06/01/2012         3,913,500
      54,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS
                  (OTHER REVENUE)                                                   6.25        01/15/2011            57,380
   1,000,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                       5.50        06/01/2029         1,011,470
     910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
                  INCORPORATED (OTHER REVENUE, NATL-RE INSURED)                     5.25        08/15/2013           982,582
   2,650,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                  (OTHER REVENUE)+/-ss                                              5.25        11/01/2037         2,738,881
   2,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-ss                                  6.00        10/01/2038         2,101,440
   5,000,000   ST. TAMMANY PARISH LA SLIDELL DEVELOPMENT COMPANY LLC PROJECT
                  A (INDUSTRIAL REVENUE, REGIONS BANK)+/-ss                         1.60        05/01/2038         5,000,000
   1,000,000   TANGIPAHOA PARISH LA HOSPITAL SERVICE DISTRICT # 1 NORTH OAKS
                  MEDICAL CENTER PROJECT A (IHCFR)                                  5.00        02/01/2012         1,026,760
   4,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                  CHEMICAL (IDR)+/-ss                                               5.00        10/01/2021         4,016,200
   5,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                  CHEMICAL (IDR)+/-ss                                               5.50        12/01/2023         5,023,000
                                                                                                                  74,602,182
                                                                                                             ---------------
MAINE: 0.38%
   4,425,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                  REVENUE, GUARANTEE AGREEMENT)                                     4.63        12/01/2013         4,640,011
   2,155,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                  REVENUE, GUARANTEE AGREEMENT)                                     4.95        12/01/2014         2,296,562
                                                                                                                   6,936,573
                                                                                                             ---------------
MARYLAND: 1.87%
   2,500,000   MARYLAND BALTIMORE/WASHINGTON INTERNATIONAL AIRPORT SERIES B
                  (PARKING REVENUE, AMBAC INSURED)                                  5.25        03/01/2014         2,628,375
     400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                  SERIES H (HOUSING REVENUE)                                        4.55        09/01/2012           403,488
   1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES A
                  (SALES TAX REVENUE)                                               5.13        12/01/2011         1,439,326
  17,295,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY SHEPPARD PRATT SERIES B (HCFR, SUNTRUST BANK
                  LOC)+/-ss                                                         0.95        07/01/2028        17,295,000
  12,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY UNIVERSITY OF MARYLAND MEDICAL SYSTEM SERIES E
                  (HCFR, SUNTRUST BANK LOC)+/-ss                                    0.90        07/01/2041        12,000,000
                                                                                                                  33,766,189
                                                                                                             ---------------
MASSACHUSETTS: 1.08%
     330,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                  SYSTEMS (ELECTRIC REVENUE)                                        5.13        12/01/2011           347,454
   1,500,000   MASSACHUSETTS HEFA CARE GROUP SERIES E-2 (HCFR)                      5.00        07/01/2012         1,570,125
   1,725,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                            6.50        07/01/2012         1,791,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MASSACHUSETTS (continued)
$  3,000,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                  (COLLEGE & UNIVERSITY REVENUE)+/-ss                                  4.10%    10/01/2037   $     3,058,410
   1,000,000   MASSACHUSETTS HEFA SERIES T-1 NORTHEASTERN UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE)+/-ss                                  4.13     10/01/2037         1,029,430
   1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A (HOSPITAL
                  REVENUE, FIRST SECURITY BANK INSURED)                                4.45     07/01/2011         1,901,173
   1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                  SERIES A (OTHER REVENUE)                                             5.35     12/01/2010         1,463,890
   1,000,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                  MIX # 1 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)(a)(m)(n)+/-ss                                               0.24     07/01/2014           920,000
   6,500,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                  6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)(a)(m)(n)+/-ss         0.40     07/01/2019         5,980,000
   1,140,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                             5.50     01/01/2016           976,570
     720,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC
                  INSURED)                                                             5.50     01/01/2017           604,721
                                                                                                                  19,642,892
                                                                                                             ---------------
MICHIGAN: 7.89%
     780,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                  (PROPERTY TAX REVENUE, FGIC INSURED)                                 7.88     05/01/2011           832,510
   2,750,000   DETROIT CITY MI SCHOOL DISTRICT SCHOOL BUILDING & SITE
                  IMPROVEMENT SERIES A (PRIVATE SCHOOL REVENUE, FGIC INSURED)          5.00     05/01/2013         2,918,960
   4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                  REVENUE)                                                             5.00     04/01/2013         4,278,060
   2,540,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                     5.00     09/30/2011         2,622,423
   3,350,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                     5.00     09/30/2012         3,495,826
   4,320,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE,
                  NATL-RE INSURED)                                                     5.00     09/30/2013         4,525,416
   2,505,000   DETROIT MI WATER SUPPLY SYSTEMS SENIOR LIEN SERIES B (WATER
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     07/01/2013         2,657,680
   1,970,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                             5.00     10/01/2017         1,810,942
   2,965,000   HURON VALLEY MI SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  NATL-RE INSURED)                                                     5.00     05/01/2015         3,333,846
  27,190,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING
                  REVENUE)+/-ss                                                        5.00     06/01/2038        27,190,000
   1,250,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)              5.00     12/01/2012         1,296,825
   2,765,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)              5.75     12/01/2014         2,957,223
     300,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                  PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                      5.00     05/01/2013           309,213
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES DETROIT
                  SERIES 2009B (OTHER REVENUE)                                         6.00     01/20/2010         7,047,180
   7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                  (OTHER REVENUE, AMBAC INSURED)                                       9.50     08/20/2010         7,013,580
  10,510,000   MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM SERIES 1
                  (LEASE REVENUE)                                                      5.25     10/15/2014        10,531,440
     600,000   MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM SERIES 1
                  (LEASE REVENUE)                                                      5.13     10/15/2015           601,194
  15,000,000   MICHIGAN STATE HIGHER EDUCATION LOAN REVENUE SERIES XII B
                  (STUDENT LOAN REVENUE, AMBAC GUARANTEED STUDENT LOANS)+/-ss          1.75     10/01/2013        15,000,000
     180,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                  GROUP SERIES A (HCFR)                                                5.13     11/01/2029           182,502
   5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM (HCFR, FIFTH THIRD BANK LOC)+/-ss             2.10     12/01/2032         5,000,000
   4,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-15 (HCFR,
                  FIFTH THIRD BANK LOC)+/-ss                                           2.10     12/01/2032         4,500,000
   1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                  (HCFR)                                                               5.00     05/15/2013         1,508,271
   4,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY GREENWOOD VILLA
                  PROJECT (HOUSING REVENUE, FIRST SECURITY BANK INSURED)               4.75     09/15/2017         4,784,490

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MICHIGAN (continued)
$ 12,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                         5.25%    12/01/2013   $    12,641,000
   8,470,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                         5.25     12/01/2014         8,562,662
   1,350,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                              5.00     12/01/2012         1,409,616
   3,365,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                              5.00     12/01/2013         3,514,541
   1,075,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEMS (PROPERTY TAX REVENUE)                                       4.00     01/01/2013         1,138,748
   1,100,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEMS (PROPERTY TAX REVENUE)                                       4.00     01/01/2014         1,170,840
                                                                                                                 142,834,988
                                                                                                             ---------------
MINNESOTA: 2.34%
   8,400,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)+/-ss                     8.50     09/01/2019         9,658,320
  13,905,000   BECKER MN POLLUTION CONTROL NORTHERN STATES POWER SERIES A
                  (IDR)+/-ss                                                           8.50     03/01/2019        16,009,383
     500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                      3.00     12/01/2012           514,420
     515,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                      3.00     12/01/2013           528,730
     530,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                  (LEASE REVENUE)                                                      3.00     12/01/2014           541,936
     290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                  CENTER PROJECT (HCFR)                                                4.50     11/01/2011           295,150
  10,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                  (HOSPITAL REVENUE, AMBAC INSURED)(a)(m)(n)+/-ss                      0.66     11/15/2017         9,843,750
   2,190,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUB SERIES D (AIRPORT REVENUE, NATL-RE FGIC INSURED)                 5.75     01/01/2012         2,270,526
   1,935,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)                 5.13     11/15/2013         2,080,512
     570,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE)                                                             6.38     01/01/2016           646,694
                                                                                                                  42,389,421
                                                                                                             ---------------
MISSISSIPPI: 2.40%
   1,945,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION
                  CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-ss                       5.00     03/01/2034         2,016,031
   5,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT
                  PROMENADE PROJECT (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss        1.60     12/01/2037         5,000,000
  15,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT
                  A (INDUSTRIAL REVENUE, MARSHALL & ILSLEY BANK LOC)+/-ss              2.32     10/01/2033        15,000,000
  10,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE COLONY
                  PARK LLC (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss                 1.60     05/01/2035        10,000,000
  10,340,000   MISSISSIPPI BUSINESS FINANCE CORPORATION VY SERVICES
                  INCORPORATED SERIES A (INDUSTRIAL REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            1.60     07/01/2023        10,340,000
   1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                  MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                  (HCFR REVENUE)                                                       5.00     08/15/2012         1,034,220
                                                                                                                  43,390,251
                                                                                                             ---------------
MISSOURI: 1.22%
   4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (SALES TAX REVENUE, CIFG INSURED)                                    4.00     04/15/2026         4,299,938
     955,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 4.50     04/01/2021           946,797
   2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (HIGHWAY
                  REVENUE TOLLS)                                                       5.25     12/01/2014         1,920,800
     475,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                  CENTERPOINT SERIES F (LEASE REVENUE)                                 4.00     04/01/2012           494,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MISSOURI (continued)
$    500,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                  CENTERPOINT SERIES F (LEASE REVENUE)                                 4.25%    04/01/2013   $       526,420
   1,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY KANSAS CITY POWER & LIGHT (IDR, XL CA INSURED)+/-ss        5.25     07/01/2017         1,058,910
   5,350,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC
                  COOPERATIVE PROJECT (ELECTRIC REVENUE)+/-ss                          4.38     12/01/2034         5,523,233
     105,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                  SERIES B2 (HOUSING REVENUE, GNMA INSURED)                            6.40     03/01/2029           107,903
     140,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                  SERIES D2 (HOUSING REVENUE, GNMA INSURED)                            6.30     03/01/2029           141,952
   1,390,000   ST. LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES A 2
                  (AIRPORT REVENUE)                                                    4.25     07/01/2012         1,413,324
   2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                  (AIRPORT REVENUE, NATL-RE  INSURED)                                  6.00     07/01/2013         3,020,105
   2,500,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                              6.00     07/01/2011         2,659,025
                                                                                                                  22,112,526
                                                                                                             ---------------
MONTANA: 0.09%
      90,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00     06/01/2011            92,093
     310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00     06/01/2012           320,140
     150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                     5.00     06/01/2012           154,907
     685,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                  PROJECT (HCFR, AMBAC INSURED)                                        5.38     09/01/2011           724,161
     250,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR, GO OF BOARD)               4.20     12/01/2013           255,195
                                                                                                                   1,546,496
                                                                                                             ---------------
NEBRASKA: 0.46%
     590,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)               4.65     06/15/2012           596,986
   1,810,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     12/01/2011         1,901,152
   3,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     12/01/2012         3,187,860
   2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     12/01/2014         2,115,420
     475,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)            6.25     09/01/2012           496,161
                                                                                                                   8,297,579
                                                                                                             ---------------
NEVADA: 0.35%
   2,460,000   CLARK COUNTY NV JET AVIATION FUEL TAX SERIES C (AIRPORT
                  REVENUE, AMBAC INSURED)                                              5.00     07/01/2013         2,604,574
   1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                       5.25     06/01/2011         1,195,540
   1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                       5.25     06/01/2012         1,268,385
   1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                       5.25     06/01/2013         1,313,384
                                                                                                                   6,381,883
                                                                                                             ---------------
NEW HAMPSHIRE: 0.48%
   8,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                  ILLUMINATING COMPANY PROJECT (PCR)+/-ss                              7.13     07/01/2027         8,610,960
                                                                                                             ---------------
NEW JERSEY: 1.01%
   2,615,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (TOBACCO & LIQUOR TAXES REVENUE)                                     5.38     06/15/2014         2,716,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEW JERSEY (continued)
$  2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)                       5.00%    06/15/2012   $     2,067,880
   1,285,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (EDUCATIONAL FACILITIES REVENUE)                                   5.00     06/01/2013         1,403,631
   5,555,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (EDUCATIONAL FACILITIES REVENUE)                                   5.00     06/01/2014         6,118,721
     995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (OTHER REVENUE, AMBAC INSURED)                                     5.20     06/01/2013         1,001,756
     100,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                  GENERAL (TOLL ROAD REVENUE)                                          6.20     01/01/2010           101,261
   4,320,000   NEW JERSEY STATE TRANSIT CORPORATION FEDERAL TRANSIT
                  ADMINISTRATION GRANTS SERIES B (LEASE REVENUE, AMBAC
                  INSURED)                                                             5.50     09/15/2012         4,801,550
                                                                                                                  18,211,339
                                                                                                             ---------------
NEW MEXICO: 0.99%
     165,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT
                  (INDUSTRIAL REVENUE)                                                 3.70     04/01/2010           165,802
   6,500,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES C
                  (STUDENT LOAN REVENUE)                                               3.90     09/01/2014         6,561,620
   4,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY MFHR REFUNDING
                  RIVERWALK APARTMENTS SERIES C (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                        5.00     07/01/2031         4,213,000
     970,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2 (SFMR,
                  FNMA INSURED)                                                        5.60     01/01/2039           982,009
     405,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING
                  REVENUE, GNMA INSURED)                                               4.05     07/01/2026           396,774
   4,900,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING
                  REVENUE, GNMA INSURED)                                               4.38     07/01/2033         4,983,006
     355,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
                  REVENUE, GNMA INSURED)                                               7.10     09/01/2030           363,332
     200,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
                  REVENUE, GNMA INSURED)                                               6.80     03/01/2031           204,262
                                                                                                                  17,869,805
                                                                                                             ---------------
NEW YORK: 1.19%
   3,090,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED)+/-ss                             4.20     10/01/2031         3,160,946
     265,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C
                  (HOSPITAL REVENUE)                                                   5.63     11/01/2010           269,518
     205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES PROGRAM F1
                  (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)                          4.30     07/01/2010           203,731
   1,070,000   NEW YORK CITY IDAG YANKEE STADIUM (RECREATIONAL REVENUE,
                  GUARANTEE AGREEMENT)##                                               2.30     03/01/2012         1,012,017
   2,755,000   NEW YORK CITY IDAG YANKEE STADIUM (RECREATIONAL REVENUE,
                  GUARANTEE AGREEMENT)##                                               2.64     03/01/2013         2,517,326
   6,935,000   NEW YORK CITY TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE
                  REVENUE)                                                             5.00     01/01/2012         7,219,266
   1,000,000   NEW YORK CITY TRANSIT AUTHORITY TRIBOROUGH BRIDGE & TUNNEL
                  (LEASE REVENUE, AMBAC INSURED)                                       5.30     01/01/2012         1,019,040
     250,000   NEW YORK NY TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE
                  REVENUE)                                                             5.00     01/01/2011           256,528
   3,145,000   NEW YORK TOBACCO SETTLEMENT FINANCING CORPORATION SERIES A-1
                  (TOBACCO SETTLEMENT REVENUE)                                         5.50     06/01/2016         3,204,252
   1,750,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD
                  REVENUE, NATL-RE INSURED)                                            5.25     10/01/2015         1,852,288
     520,000   NIAGARA NY BUFFALO NIAGARA INTERNATIONAL AIRPORT SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   5.75     04/01/2011           526,469
     325,000   ORANGE COUNTY NY SPECIAL NEEDS FACILITIES PROGRAM G1
                  (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)                          4.35     07/01/2011           315,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEW YORK (continued)
$     25,000   SUFFOLK COUNTY NY SPECIAL NEEDS SERIES C1 (OTHER REVENUE)               6.88%    07/01/2010   $       25,199
                                                                                                                 21,582,548
                                                                                                             ---------------
NORTH CAROLINA: 3.09%
  23,000,000   DURHAM COUNTY NC (LEASE REVENUE)+/-ss                                   1.00     06/01/2034        23,000,000
   5,080,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                  7.00     01/01/2013         5,466,131
  18,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH SERIES A
                  (NURSING HOME REVENUE)+/-ss                                          0.40     11/01/2028        18,000,000
   7,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES E1 (NURSING HOME REVENUE)+/-ss                         5.75     12/01/2036         8,196,450
   1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                     5.38     12/01/2010         1,297,800
                                                                                                                  55,960,381
                                                                                                             ---------------
NORTH DAKOTA: 0.17%
     685,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING HOME
                  REVENUE, NATL-RE INSURED)                                            5.50     06/01/2011           688,377
   1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            5.40     08/15/2011         1,026,937
   1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            5.40     08/15/2012         1,312,188
                                                                                                                   3,027,502
                                                                                                             ---------------
OHIO: 2.57%
      50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
                  (TOBACCO SETTLEMENT REVENUE)                                         4.25     06/01/2011            51,157
   2,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
                  (TOBACCO SETTLEMENT REVENUE)                                         5.00     06/01/2011         2,070,540
   1,805,000   LAKE COUNTY OH HOSPITAL SYSTEM SERIES C (HOSPITAL REVENUE)              4.00     08/15/2011         1,814,982
   5,500,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH INITIATIVES SERIES D
                  (HOSPITAL REVENUE)+/-ss                                              5.25     10/01/2038         5,991,480
   2,650,000   MONTGOMERY COUNTY OH WATER REVENUE REFUNDING SYSTEM GREATER
                  MORAINE BEAVER (WATER REVENUE, AMBAC INSURED)                        5.38     11/15/2015         2,781,334
   1,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY
                  DEVELOPMENT AUTHORITY POWER PROJECT (PCR, NATL-RE
                  INSURED)+/-ss                                                        4.85     08/01/2040         1,556,655
   8,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  FIRST ENERGY SERIES D (INDUSTRIAL REVENUE)+/-ss                      4.75     08/01/2029         8,164,160
   3,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION FIRST ENERGY
                  SERIES B (INDUSTRIAL REVENUE)+/-ss                                   5.25     03/01/2023         3,083,460
   8,150,000   OHIO ST AIR QUALITY DEVELOPMENT AUTHORITY VARIOUS OHIO POWER
                  COMPANY PROJECT SERIES A (INDUSTRIAL REVENUE)+/-ss                   7.13     06/01/2041         8,405,992
   1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                  CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)                  4.00     01/01/2013         1,850,013
   1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                  CLEVELAND CLINIC HEALTH SERIES A (HOSPITAL REVENUE)                  5.00     01/01/2014         1,101,930
   7,500,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION SERIES B
                  UNIVERSITY HOSPITAL HEALTH SYSTEM (HOSPITAL REVENUE)+/-ss            3.75     01/15/2025         7,622,025
   2,000,000   STATE OF OHIO REPUBLIC SERVICES PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)+/-ss                                            4.25     04/01/2033         1,960,680
                                                                                                                  46,454,408
                                                                                                             ---------------
OKLAHOMA: 1.41%
   1,530,000   CHEROKEE NATION OF OKLAHOMA HEALTHCARE SYSTEM SERIES 2006
                  (HOSPITAL REVENUE, ACA INSURED)++                                    4.10     12/01/2011         1,565,374
     636,526   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                  (EDUCATIONAL FACILITIES REVENUE)                                     6.25     08/15/2014           678,327
   1,865,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY EDUCATIONAL
                  FACILITIES (LEASE REVENUE)                                           4.25     09/01/2014         1,969,365

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
OKLAHOMA (continued)
$  4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES (LEASE
                  REVENUE, GUARANTEE AGREEMENT)                                        4.25%    09/01/2012   $     4,819,476
  13,000,000   OKLAHOMA CITY OK INDUSTRIAL FACILITIES B (HOSPITAL REVENUE,
                  NATL-RE INSURED)(a)(m)(n)+/-ss                                       0.82     06/01/2019        12,155,000
     235,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC SCHOOL PROJECT
                  (LEASE REVENUE)                                                      4.00     09/01/2014           245,232
     840,000   OKLAHOMA COUNTY FINANCE AUTHORITY WESTERN HEIGHTS PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                      3.25     09/01/2012           860,479
   3,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PUBLIC SERVICE COMPANY
                  OKLAHOMA PROJECT (INDUSTRIAL REVENUE)                                5.25     06/01/2014         3,216,180
                                                                                                                  25,509,433
                                                                                                             ---------------
PENNSYLVANIA: 5.07%
     200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE FGIC
                  INSURED)                                                             6.00     01/01/2013           203,014
   1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY SERIES A
                  (HOSPITAL REVENUE)                                                   5.00     11/15/2011         1,079,994
   1,175,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                  OF PITTSBURGH MEDICAL CENTER SERIES B (HOSPITAL REVENUE)             5.00     06/15/2014         1,290,420
   2,585,000   ALLEGHENY COUNTY PA UNIVERSITY OF PITTSBURGH MEDICAL CENTER
                  SERIES B (HOSPITAL REVENUE)                                          5.00     06/15/2014         2,838,925
   1,495,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                            5.25     10/01/2010         1,492,399
   1,870,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOLS REVENUE)                                            5.63     10/01/2015         1,779,941
   3,765,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                          6.10     07/01/2013         3,770,083
   3,000,000   DELAWARE VALLEY PA REGIONAL FINANCE AUTHORITY (OTHER REVENUE)           5.50     07/01/2012         3,317,190
     200,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES 1985 B
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2020           200,000
   4,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2017         4,400,000
   1,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2019         1,100,000
   2,235,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                  REVENUE, FIRST SECURITY BANK INSURED)                                4.50     02/15/2013         2,240,319
   3,250,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                  APPRECIATION LIMITED OBLIGATION SERIES C (OTHER REVENUE)##           4.48     12/15/2010         3,080,220
   8,080,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D-1
                  (OTHER REVENUE, FIRST SECURITY BANK INSURED)+/-ss                    6.75     12/01/2033         8,333,227
   2,700,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK)                                                       7.00     11/01/2018         3,227,688
     850,000   MCKEAN COUNTY PA BRADFORD HOSPITAL PROJECT (HOSPITAL REVENUE,
                  ACA INSURED)                                                         5.00     10/01/2010           854,616
   2,000,000   MCKEESPORT PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  AMBAC INSURED)##                                                     3.73     10/01/2014         1,660,440
     675,000   MONTGOMERY COUNTY PA RETIREMENT COMMUNITY SERIES B (HOSPITAL
                  REVENUE)                                                             5.00     11/15/2009           676,559
   5,135,000   PENNSYLVANIA ALBERT EINSTEIN HEALTHCARE SERIES A (HOSPITAL
                  REVENUE)                                                             5.00     10/15/2013         5,259,678
   2,250,000   PENNSYLVANIA EDFA (RESOURCE RECOVERY REVENUE, AMBAC INSURED)            5.00     12/01/2014         2,241,743
   1,500,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.00     12/01/2013         1,516,755
   1,900,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                  REVENUE, AMBAC INSURED)                                              5.00     12/01/2015         1,882,007
   1,590,000   PENNSYLVANIA STATE FINANCE AUTHORITY COMMUNITY BEAVER COUNTY
                  PJ (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                   4.65     12/01/2013         1,594,373
  10,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY SERIES
                  B (STUDENT LOAN REVENUE, FIRST SECURITY BANK INSURED)+/-ss           2.00     01/01/2017        10,000,000
   1,375,000   PENNSYLVANIA STATE HIGHER EDUCATION FACILITIES (COLLEGE &
                  UNIVERSITY REVENUE, RADIAN INSURED)                                  5.50     03/15/2013         1,386,481
   1,000,000   PHILADELPHIA PA 16TH SERIES (NATURAL GAS REVENUE, FIRST
                  SECURITY BANK INSURED)                                               5.50     07/01/2013         1,012,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PENNSYLVANIA (continued)
$  3,225,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE (UTILITIES
                  REVENUE, AMBAC INSURED)                                              5.00%    10/01/2013   $     3,374,156
   1,000,000   PHILADELPHIA PA 8TH SERIES 1998 GENERAL ORDINANCE (NATURAL
                  GAS REVENUE)                                                         5.00     08/01/2013         1,052,080
   4,045,000   PHILADELPHIA PA 8TH SERIES GENERAL ORDINANCE (NATURAL GAS
                  REVENUE)                                                             5.00     08/01/2014         4,225,933
   8,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT (LEASE
                  REVENUE, NATL-RE INSURED)                                            5.00     10/01/2012         8,486,880
     780,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                     4.00     04/01/2012           795,834
   1,290,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                     4.00     04/01/2013         1,317,490
   2,265,000   PHILADELPHIA PA PARKING AUTHORITY (AIRPORT REVENUE)                     5.00     09/01/2012         2,416,370
   2,405,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES E (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                      5.00     09/01/2011         2,571,089
   1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, NATL-RE INSURED)             5.50     06/15/2016         1,148,561
                                                                                                                  91,827,395
                                                                                                             ---------------
PUERTO RICO: 2.07%
     310,000   CHILDREN'S TRUST FUND PUERTO RICO (TOBACCO SETTLEMENT REVENUE)          4.00     05/15/2010           312,799
   2,740,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)               5.50     07/01/2011         2,889,686
     215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (ELECTRIC
                  REVENUE, NATL-RE INSURED)                                            5.25     07/01/2014           216,989
   1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)          5.00     07/01/2011         1,552,080
   4,125,000   PUERTO RICO GOVERNMENT FACILITIES SERIES M (LEASE REVENUE,
                  COMMONWEALTH GUARANTEED)                                             5.50     07/01/2011         4,250,359
   1,280,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                  TAX REVENUE, NATL-RE INSURED)                                        5.50     07/01/2013         1,374,579
     420,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC
                  (TOLL ROAD REVENUE)                                                  5.00     07/01/2012           441,743
   4,205,000   PUERTO RICO HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)            4.75     10/01/2011         4,213,578
  21,400,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                  A (SALES TAX REVENUE)+/-ss                                           5.00     08/01/2039        22,293,878
                                                                                                                  37,545,691
                                                                                                             ---------------
SOUTH CAROLINA: 1.22%
   1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)(i)##                                   14.82     01/01/2027           120,056
   3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)(i)##                                   14.30     01/01/2028           289,090
  18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE(i))##                                   11.42     01/01/2037           917,245
  14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)(i)##                                   11.42     01/01/2038           653,080
     130,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A
                  (AIRPORT REVENUE)                                                    5.50     04/01/2011           125,537
   1,100,000   ORANGEBURG COUNTY SC JOINT GOVERNMENT ACTION AUTHORITY (SALES
                  TAX REVENUE, NATL-RE INSURED)                                        5.00     10/01/2013         1,144,649
   2,010,000   ORANGEBURG COUNTY SC ORANGEBURG JOINT GOVERNMENT ACTION
                  AUTHORITY (HCFR, NATL-RE  INSURED)                                   5.00     04/01/2011         2,072,833
   9,460,000   SOUTH CAROLINA PALMETTO HEALTH (HOSPITAL REVENUE)+/-ss                  1.15     08/01/2039         8,901,860
   2,380,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  SERIES B (HOUSING REVENUE)                                           4.13     10/01/2009         2,380,071
   1,450,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SOUTH
                  CAROLINA (TOBACCO SETTLEMENT REVENUE)                                5.00     06/01/2018         1,450,479
   4,000,000   YORK COUNTY SC PCR SERIES B (SEWER REVENUE)+/-ss                        2.25     09/15/2024         4,003,200
                                                                                                                  22,058,100
                                                                                                             ---------------
SOUTH DAKOTA: 0.12%
     830,000   LOWER BRULE SIOUX TRIBE OF SOUTH DAKOTA SERIES B (PROPERTY
                  TAX REVENUE)                                                         5.15     05/01/2014           747,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SOUTH DAKOTA (continued)
$    235,000   SOUTH DAKOTA EDFA ECONOMIC DEVELOPMENT REVENUE POOLED LOAN PG
                  MCELEEG SOUTH DAKOTA PJ-B (INDUSTRIAL REVENUE)                       4.38%    04/01/2011   $       242,454
   1,200,000   SOUTH DAKOTA STATE HEALTH AND EDUCATIONAL SANFORD HEALTH
                  (HOSPITAL REVENUE)                                                   4.00     11/01/2013         1,246,740
                                                                                                                   2,236,302
                                                                                                             ---------------
TENNESSEE: 5.70%
   2,320,000   BLOUNT COUNTY TN HEALTH & EDUCATION FACILITIES (HOSPITAL
                  REVENUE, SUNTTUST BANK LOC)+/-ss                                     0.95     01/01/2019         2,320,000
   6,470,000   CHATTANOOGA TN HEALTH & EDUCATION FACILITIES (PRIVATE SCHOOLS
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.95     12/01/2023         6,470,000
   2,500,000   CHATTANOOGA TN HEALTH & EDUCATION FACILITIES (PRIVATE SCHOOLS
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.85     07/01/2032         2,500,000
   7,600,000   CHATTANOOGA TN INDUSTRIAL BOARD (RECREATIONAL REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     07/01/2026         7,600,000
   9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                1.60     07/01/2036         9,000,000
   3,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                  GAS REVENUE)                                                         5.00     12/15/2011         3,092,940
   2,785,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                  GAS REVENUE)                                                         5.00     12/15/2012         2,889,744
   2,395,000   ELIZABETHTON TN HEALTH & EDUCATION FACILITIES (HCFR, NATL-RE
                  INSURED)                                                             6.25     07/01/2014         2,607,580
   1,200,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (HCFR,
                  NATL-RE INSURED)                                                     7.75     07/01/2029         1,372,920
  11,650,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES SERIES B
                  PREREFUNDED (HCFR)                                                   8.00     07/01/2033        13,401,461
   8,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            7.50     07/01/2033         9,956,275
  10,700,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES A
                  (HOSPITAL REVENUE, NATL-RE INSURED)                                  7.50     07/01/2033        12,175,102
   1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                  (HOSPITAL REVENUE)                                                   4.13     04/01/2011         1,148,779
     200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                  (AIRPORT REVENUE, NATL-RE FGIC INSURED)                              5.38     07/01/2013           202,370
   1,000,000   SEVIER COUNTY TN UTILITY DISTRICT (UTILITIES REVENUE, AMBAC
                  INSURED)                                                             5.40     05/01/2011         1,001,870
   4,605,000   SHELBY COUNTY TN ST. GEORGES INDEPENDENT SCHOOL PROJECT
                  (OTHER REVENUE, REGIONS BANKS LOC)+/-ss                              1.60     08/01/2034         4,605,000
   1,335,000   SULLIVAN COUNTY TN HEALTH & EDUCATION FACILITIES WELLMONT
                  HEALTH SYSTEMS (HOSPITAL REVENUE, RADIAN INSURED)                    5.00     09/01/2011         1,322,998
  12,335,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2011        12,896,613
   1,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2013         1,590,555
   1,750,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2014         1,848,998
   2,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                  GAS REVENUE)                                                         5.00     02/01/2010         2,527,600
   1,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                  GAS REVENUE)                                                         5.00     02/01/2011         1,033,230
   1,550,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                  GAS REVENUE)                                                         5.00     02/01/2015         1,617,673
                                                                                                                 103,181,708
                                                                                                             ---------------
TEXAS: 6.82%
  10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.00     08/15/2034        10,024,300
   1,300,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                  COMPANY (OTHER REVENUE)                                              5.25     10/01/2011         1,311,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TEXAS (continued)
$     25,000   DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING
                  REVENUE, HUD INSURED)                                                5.00%    10/01/2009   $        25,000
      85,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
                  PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                           9.00     01/01/2010            86,697
   1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)           5.00     10/01/2011         1,268,288
      10,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)           5.00     10/01/2012            10,541
     225,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                  APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)                   3.88     01/01/2010           226,454
   3,345,000   HARRIS COUNTY HOUSTON TX SPORTS SERIES B (HOTEL OCCUPANCY
                  TAX, NATL-RE INSURED)##                                              5.10     11/15/2011         3,005,014
   3,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION METHODIST HOSPITAL SYSTEM SERIES B (HOUSING
                  REVENUE)                                                             5.25     12/01/2013         3,341,370
   1,250,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            6.00     06/01/2012         1,326,288
   1,576,000   HOUSTON TX BENEFICIAL OWNERSHIP SERIES 14 (HOUSING REVENUE)             5.75     11/01/2034         1,554,109
   3,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                  INSURED)+/-ss                                                        5.00     05/15/2034         3,147,960
   2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                  INSURED)+/-ss                                                        5.00     05/15/2034         2,623,300
   2,930,000   HOUSTON TX HOTEL OCCUPANCY REFUNDING CONVENTION AND
                  ENTERTAINMENT (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)           5.38     09/01/2014         3,075,973
     995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (HOUSING
                  REVENUE, GNMA INSURED)                                               6.75     06/01/2033         1,016,482
     350,000   LEWISVILLE TX REFINANCING & CAPITAL IMPROVEMENT SPECIAL
                  ASSESSMENT (PROPERTY TAX REVENUE, ACA INSURED)                       5.75     09/01/2012           363,577
   3,260,000   LOWER COLORADO RIVER AUTHORITY TEXAS (OTHER REVENUE, AMBAC
                  INSURED)                                                             5.00     05/15/2017         3,428,640
   7,025,000   LOWER COLORADO RIVER AUTHORITY TEXAS SERIES A (OTHER REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.88     05/15/2015         7,119,557
   3,500,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                  JOSEPH HEALTH SYSTEMS SERIES A+/-ss                                  3.05     07/01/2030         3,526,880
   3,765,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 (INDUSTRIAL
                  REVENUE)+/-ss                                                        5.13     06/01/2030         3,845,383
   2,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTABLE SERIES L2
                  (TOLL ROAD REVENUE)+/-ss                                             6.00     01/01/2038         2,716,075
   8,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E2 (OTHER
                  REVENUE)+/-ss                                                        5.25     01/01/2038         8,901,880
   9,510,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES H (TOLL ROAD
                  REVENUE)+/-ss                                                        5.00     01/01/2042        10,049,407
   2,000,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES A (TOLL ROADS REVENUE)             3.00     01/01/2012         2,009,060
   8,900,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E-1 (OTHER REVENUE)+/-ss           5.00     01/01/2038         8,975,472
   1,170,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                  SERIES B (HOUSING REVENUE, HUD INSURED)                              6.38     10/01/2011         1,170,164
   3,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TEXAS GAS
                  SUPPLY REVENUE (UTILITIES REVENUE)                                   5.00     08/01/2011         3,653,440
   1,795,000   SABINE RIVER TX INDUSTRIAL NORTHEAST TEXAS NATIONAL RURAL
                  UTILITY COMPANY 84Q (INDUSTRIAL REVENUE)+/-ss                        2.75     08/15/2014         1,796,346
     160,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (UTILITIES REVENUE,
                  NATL-RE INSURED)                                                     6.00     09/01/2010           167,518
   1,315,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, NATL-RE
                  INSURED)##                                                           1.36     08/15/2011         1,281,638
  22,850,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                           0.87     09/15/2017        20,559,288
   5,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                           0.90     09/15/2017         4,556,250
     400,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES A
                  (NATURAL GAS REVENUE)                                                5.00     12/15/2012           415,044
   2,220,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES D
                  (NATURAL GAS REVENUE)                                                5.63     12/15/2017         2,340,257
     365,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (HOUSING REVENUE,
                  GNMA INSURED)                                                        5.50     09/01/2038           368,227
   4,000,000   TEXAS TRANSPORTATION COMMISSION FIRST TIER (TOLL ROADS
                  REVENUE)+/-ss                                                        5.00     08/15/2042         4,094,600
                                                                                                                 123,381,997
                                                                                                             ---------------
UTAH: 0.04%
      10,000   UTAH HOUSING CORPORATION SERIES D CLASS 1                               2.95     07/01/2033             9,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
UTAH (continued)
$    750,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
                  SERIES A (OTHER REVENUE)                                             5.13%    06/15/2017   $       723,338
                                                                                                                     732,600
                                                                                                             ---------------
VIRGIN ISLANDS: 0.18%
   1,000,000   VIRGIN ISLANDS MATCHING FUND LOAN DIAGO SERIES A (OTHER
                  REVENUE)                                                             6.00     10/01/2014         1,052,810
   1,500,000   VIRGIN ISLANDS SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA
                  INSURED)                                                             5.50     10/01/2014         1,509,150
     645,000   VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A (SEWER REVENUE)               5.00     10/01/2014           672,109
                                                                                                                   3,234,069
                                                                                                             ---------------
VIRGINIA: 0.94%
   8,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT
                  (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                              0.85     10/01/2037         8,000,000
   1,900,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER
                  REVENUE)+/-ss                                                        4.80     04/01/2027         1,919,988
   2,555,000   HARRISONBURG VA INDUSTRIAL DEVELOPMENT AUTHORITY (HOSPITAL
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.95     12/01/2021         2,555,000
   3,500,000   MARQUIS COUNTY VA DEVELOPMENT AUTHORITY (OTHER REVENUE)                 5.10     09/01/2013         3,168,305
     360,000   RICHMOND VA GOVERNMENT FACILITIES REVENUE BONDS (LEASE
                  REVENUE, AMBAC INSURED)                                              5.00     07/15/2013           393,512
     395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
                  (COLLEGE & UNIVERSITY REVENUE)                                       4.50     06/01/2012           409,892
     535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     06/01/2014           562,670
                                                                                                                  17,009,367
                                                                                                             ---------------
WASHINGTON: 0.85%
     500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                               5.25     12/01/2015           529,360
     260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25     12/01/2011           272,324
     200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25     12/01/2012           210,476
     185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25     12/01/2013           195,713
     395,000   QUINAULT INDIAN NATION WA SERIES A (OTHER REVENUE, ACA
                  INSURED)                                                             5.80     12/01/2015           343,437
     575,000   QUINCY WA (WATER REVENUE)                                               4.75     11/01/2009           575,983
     500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT #1 (HOSPITAL REVENUE)            5.50     12/01/2013           517,935
      75,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A
                  (PROPERTY TAX REVENUE)                                               6.00     06/01/2010            75,026
   1,420,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX REVENUE,
                  NATL-RE INSURED)                                                     5.00     12/01/2011         1,506,293
  10,940,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET-BACKED (TOBACCO
                  SETTLEMENT FUNDED REVENUE)                                           6.50     06/01/2026        11,200,372
                                                                                                                  15,426,919
                                                                                                             ---------------
WEST VIRGINIA: 0.25%
     900,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)                4.38     10/01/2011           924,318
     545,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)                4.55     10/01/2014           560,903
     200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                       7.38     09/01/2011           225,120
     175,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER (HOSPITAL
                  REVENUE)                                                             7.00     10/01/2010           180,261
   2,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY POLLUTION
                  CONTROL SERIES D (UTILITIES REVENUE)+/-ss                            4.85     05/01/2019         2,502,840
     170,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                  PROGRAM (SEWER REVENUE)                                              7.10     11/01/2009           170,989
                                                                                                                   4,564,431
                                                                                                             ---------------
WISCONSIN: 1.60%
   2,225,000   KENOSHA WI USD #1 SERIES A (PROPERTY TAX REVENUE)                       4.25     04/01/2014         2,379,081
   2,130,000   KENOSHA WI USDT #1 SERIES A (PROPERTY TAX REVENUE)                      4.00     04/01/2013         2,252,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WISCONSIN (continued)
$  2,500,000   MARSHFIELD WI BOND ANTICIPATION NOTES SERIES C (ELECTRIC
                  REVENUE)                                                             4.00%    12/01/2010   $     2,547,850
     650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  REVENUE)                                                             5.20     12/01/2009           650,293
     860,000   WISCONSIN AURORA HEALTH CARE (HOSPITAL REVENUE)                         5.00     08/15/2012           895,982
     825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                       5.88     11/01/2016           834,611
   1,090,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F
                  (HOUSING REVENUE)                                                    5.20     07/01/2018         1,105,478
   6,645,000   WISCONSIN MARQUETTE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE,
                  NATL-RE INSURED)                                                     5.25     06/01/2013         6,727,332
   1,730,000   WISCONSIN THEDACARE INCORPORATED SERIES A (HOSPITAL REVENUE)            5.00     12/15/2014         1,869,248
   3,405,000   WISCONSIN THEDACARE INCORPORATED SERIES B (HOSPITAL REVENUE)            4.00     12/15/2014         3,517,399
     405,000   WISCONSIN THREE PILLARS COMMUNITIES (HOSPITAL REVENUE)                  5.00     08/15/2010           411,460
   5,750,000   WISCONSIN WHEATON HEALTHCARE SERIES B (HOSPITAL REVENUE)+/-ss           4.75     08/15/2025         5,796,000
                                                                                                                  28,987,039
                                                                                                             ---------------
WYOMING: 0.06%
   1,000,000   LINCOLN COUNTY WY ENVIRONMENTAL CORPORATION (RESOURCE
               RECOVERY REVENUE)+/-ss                                                  4.13     11/01/2025         1,022,768
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,765,438,694)                                                            1,784,200,818
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.09%
  19,745,022   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++          0.22%(S)                   19,745,022
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,745,022)                                                                   19,745,022
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,785,183,716)*                                                     99.67%                            $ 1,803,945,840
OTHER ASSETS AND LIABILITIES, NET                                           0.33                                   6,012,832
                                                                          ------                             ---------------
TOTAL NET ASSETS                                                          100.00%                            $ 1,809,958,672
                                                                          ======                             ===============

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,745,022.

(S)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,785,710,870 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 28,987,412
GROSS UNREALIZED DEPRECIATION    (10,752,442)
                                ------------
NET UNREALIZED APPRECIATION     $ 18,234,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 98.46%
ALABAMA: 2.33%
$  1,100,000   ALABAMA 21ST CENTURY AUTHORITY (TOBACCO SETTLEMENT REVENUE)             5.50%    12/01/2011   $     1,161,567
   4,705,000   ALABAMA WATER POLLUTION CONTROL AUTHORITY REVOLVING FUND LOAN
                  (OTHER REVENUE, AMBAC INSURED)                                       5.75     08/15/2012         4,718,080
  11,900,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY
                  COOPERATIVE PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC
                  INSURED)+/-ss(a)                                                     2.85     11/15/2038        11,902,856
   4,205,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD VARIOUS ALABAMA
                  ELECTRIC COOPERATIVE INCORPORATE PJ SERIES C (ELECTRIC
                  REVENUE)+/-ss(a)(m)(n)                                               0.68     08/01/2016         3,994,750
   2,380,000   COUNTY OF JEFFERSON AL SERIES B-8 (OTHER REVENUE, FIRST
                  SECURITY BANK INSURED)                                               5.25     02/01/2012         2,326,426
   4,470,000   GULF SHORES AL MEDICAL CLINIC BOARD COLONIAL PINNACLE MOB
                  PROJECT (HCFR, REGIONS BANK LOC)+/-ss                                1.60     07/01/2034         4,470,000
   6,550,000   HUNTSVILLE AL OAKWOOD COLLEGE INCORPORATED PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          0.85     09/01/2026         6,550,000
   3,550,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.75     10/01/2012         3,649,649
   5,030,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.50     10/01/2014         5,128,286
   2,225,000   HUNTSVILLE MADISON COUNTY AL AIRPORT AUTHORITY (AIRPORT
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.00     07/01/2011         2,342,725
   5,050,000   JEFFERSON COUNTY AL YMCA PROJECT (OTHER REVENUE, AMSOUTH BANK
                  LOC)+/-ss                                                            1.75     09/01/2025         5,050,000
  36,000,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                       1.86     09/01/2037        36,000,000
   3,550,000   MOBLIE AL PRICHARD UNIVERSITY EDUCATIONAL BUILDING AUTHORITY
                  UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            1.75     03/01/2025         3,550,000
   5,000,000   PRATTVILLE AL EDUCATIONAL BUILDING AUTHORITY PRATVILLE
                  CHRISTIAN INCORPORATED (LEASE REVENUE, REGIONS BANK LOC)+/-ss        1.60     09/01/2028         5,000,000
   2,225,000   TROY AL HEALTH CARE AUTHORITY SOUTHEAST ALABAMA RURAL HEALTH
                  (HCFR, TROY BANK & TRUST COMPANY LOC)+/-ss                           2.00     01/01/2033         2,225,000
   3,595,000   TUSCALOOSA COUNTY AL BOARD OF EDUCATION SERIES B (SALES TAX
                  REVENUE, REGIONS BANK LOC)+/-ss                                      2.00     02/01/2017         3,595,000
  52,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                  BANK LOC)+/-ss                                                       1.60     09/01/2031        52,000,000
                                                                                                                 153,664,339
                                                                                                             ---------------
ALASKA: 1.88%
  74,700,000   ALASKA HOUSING FINANCE CORPORATION SERIES A (HOUSING
                  REVENUE)+/-ss                                                        0.50     12/01/2041        74,700,000
  45,540,000   ALASKA HOUSING FINANCE CORPORATION SERIES B (HOUSING
                  REVENUE)+/-ss                                                        0.50     12/01/2041        45,540,000
   2,000,000   ALASKA INTERNATIONAL AIRPORT SYSTEMS SERIES A (AIRPORT
                  REVENUE, AMBAC INSURED)                                              5.13     10/01/2010         2,026,100
   1,000,000   ALASKA INTERNATIONAL AIRPORTS SYSTEM SERIES A (AIRPORT
                  REVENUE, NATL-RE INSURED)                                            5.00     10/01/2010         1,035,590
   1,000,000   ALASKA STUDENT LOAN CORPORATION SERIES A-3 (OTHER REVENUE)              5.00     06/01/2011         1,048,280
                                                                                                                 124,349,970
                                                                                                             ---------------
ARIZONA: 1.33%
   8,650,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HCFR)+/-ss                                        1.40     02/01/2042         7,596,863
  38,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HCFR)+/-ss                                        1.25     02/01/2042        32,449,675
   2,250,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                       5.25     07/01/2012         2,391,885
   5,000,000   COCHISE COUNTY POLLUTION CONTROL CORPORATION ARIZONA ELECTRIC
                  POWER COOPERATIVE INCORPORATED PROJECT (OTHER REVENUE,
                  GUARANTEE AGREEMENT)+/-ss                                            3.10     09/01/2024         4,987,050
   8,200,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES A
                  (HCFR, NATL-RE INSURED)                                              5.75     07/01/2011         8,218,286

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ARIZONA (continued)
$  5,000,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES B
                  (HCFR)+/-ss                                                          5.00%    07/01/2025   $     5,270,500
   2,000,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                  INCOME PROJECT (SOLID WASTE REVENUE)+/-ss                            7.00     12/01/2031         2,072,860
   5,000,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT
                  (OTHER REVENUE)                                                      6.75     05/01/2012         5,158,400
  16,025,000   SCOTTSDALE AZ IDA SCOTTSDALE HEALTH CARE SERIES F (HCFR,
                  FIRST SECURITY BANK INSURED)+/-ss(a)(m)                              1.38     09/01/2045        16,025,000
   1,450,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
                  (OTHER REVENUE)+/-ss                                                 4.00     06/01/2027         1,462,557
   2,000,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A2 (OTHER REVENUE)+/-ss                                       4.25     03/01/2028         2,006,680
                                                                                                                  87,639,756
                                                                                                             ---------------
ARKANSAS: 0.43%
     250,000   LITTLE ROCK HEALTH FACILITIES BOARD BAPTIST HEALTH BRIDGE
                  PROJECT (HCFR)                                                       5.00     09/01/2010           256,370
   1,260,000   NORTH LITTLE ROCK HEALTH FACILITIES BOARD BAPTIST HEALTH
                  SERIES B (HCFR)                                                      5.00     12/01/2010         1,299,022
  26,505,000   NORTHWEST REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT
                  REVENUE, REGIONS BANK LOC)+/-ss                                      1.65     02/01/2021        26,505,000
     590,000   SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK INSURED)          4.00     07/01/2027           578,607
                                                                                                                  28,638,999
                                                                                                             ---------------
CALIFORNIA: 10.77%
  17,550,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS THE THACHER
                  SCHOOL (PRIVATE SCHOOLS REVENUE)+/-ss                                1.75     09/01/2034        17,550,000
  17,750,000   AUSTIN CA SERIES 2008-3309 (HOUSING REVENUE)+/-ss                       0.90     08/01/2028        17,750,000
  50,000,000   CALIFORNIA ECONOMIC RECOVERY SERIES C-3 (SALES TAX REVENUE,
                  STATE GUARANTEED)+/-ss                                               1.00     07/01/2023        50,000,000
     100,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                  NATL-RE INSURED)                                                     4.70     08/01/2016           100,793
   2,000,000   CALIFORNIA HFFA ADVENTIST HEALTH SYSTEM WEST SERIES C (HCFR)            5.00     03/01/2010         2,020,640
   1,630,000   CALIFORNIA HFFA CATHOLIC WEST SERIES H UNREFUNDED BALANCE
                  (HCFR)+/-ss                                                          4.45     07/01/2026         1,685,665
  50,000,000   CALIFORNIA HFFA KAISER PERMANENTE SERIES C (HCFR)+/-ss                  0.28     06/01/2041        50,000,000
   7,100,000   CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A (HCFR, NATL-RE
                  INSURED)+/-ss(a)                                                     0.67     07/15/2018         6,585,250
  29,145,000   CALIFORNIA HOUSING FINANCE AGENCY MULTIFAMILY HOUSING SERIES
                  A (HOUSING REVENUE)+/-ss                                             1.20     02/01/2026        29,145,000
  24,700,000   CALIFORNIA HOUSING FINANCE AGENCY PUTTERS SERIES 2878
                  (HOUSING REVENUE)+/-ss                                               1.30     02/01/2015        24,700,000
   1,825,000   CALIFORNIA HOUSING FINANCE AGENCY SERIES A (HOUSING REVENUE,
                  GENERAL OBLIGATION OF AGENCY)+/-ss                                   3.25     08/01/2035         1,825,000
   1,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT PACIFIC GAS
                  & ELECTRIC COMPANY SERIES G PUTABLE (NATURAL GAS
                  REVENUE)+/-ss                                                        3.75     12/01/2018         1,637,594
   5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT A
                  (RESOURCE RECOVERY REVENUE)+/-ss                                     5.00     11/01/2038         5,185,650
   1,000,000   CALIFORNIA PCFA WASTE SERVICES INCORPORATED SERIES A (OTHER
                  REVENUE)+/-ss                                                        4.50     06/01/2018         1,006,980
  63,215,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                  REVENUE, FIRST SECURITY BANK INSURED)+/-ss                           0.45     05/01/2016        63,215,000
  54,715,000   CALIFORNIA STATE FLOATERS SERIES DC8035 (FIRST SECURITY BANK
                  INSURED, DEXIA CREDIT LOCAL LOC)+/-ss                                1.10     08/01/2032        54,715,000
  40,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HCFR)+/-ss         4.00     11/01/2036        40,940,800
  35,400,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT (HEALTH
                  REVENUE)+/-ss++                                                      1.00     07/01/2012        35,400,000
   2,100,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25     07/15/2010         2,082,549
   4,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A-1
                  (OTHER REVENUE)                                                      4.00     06/01/2010         4,745,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$  2,815,000   INLAND VALLEY DEVELOPMENT AGENCY SERIES A (TAX INCREMENTAL
                  REVENUE)                                                             5.25%    04/01/2010   $     2,851,820
   8,535,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3137 (HOUSING
                  REVENUE)+/-ss                                                        1.30     02/01/2015         8,535,000
   2,160,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3138 (HCFR)+/-ss++          0.60     11/15/2014         2,160,000
  41,225,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3146 (HCFR)+/-ss++          0.60     11/15/2014        41,225,000
  28,940,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3175 (HCFR)+/-ss++          0.60     05/15/2014        28,940,000
   1,995,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3177 (HOUSING
                  REVENUE)+/-ss++                                                      1.30     02/01/2015         1,995,000
   1,410,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (OTHER REVENUE)           5.00     11/15/2010         1,441,034
   2,330,000   LONG BEACH CA SERIES A (AIRPORT REVENUE)                                5.75     05/15/2013         2,401,997
  29,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  PROPOSITION A 1ST TIER SERIES A3 (TAX REVENUE)+/-ss                  0.50     07/01/2031        29,500,000
   5,500,000   NEWPORT BEACH CA HOAG MEMORIAL PRESBYTERIAN HOSPITAL SERIES C
                  (HCFR)+/-ss                                                          4.00     12/01/2038         5,683,370
  10,000,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                  0.85     07/01/2013         9,325,000
   9,500,000   NORTHERN CA GAS AUTHORITY # 1 (UTILITIES REVENUE)+/-ss                  1.00     07/01/2017         8,276,875
   5,700,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED SAVERS
                  & RIBS (SALES TAX REVENUE)                                           6.20     02/14/2011         5,882,913
   2,225,000   PALOMAR POMERADO HEALTH CARE DISTRICT SERIES A (HCFR, FIRST
                  SECURITY BANK INSURED)+/-ss(a)(m)                                    1.38     11/01/2036         2,225,000
  16,500,000   PALOMAR POMERADO HEALTH CARE DISTRICT SERIES B (HCFR, FIRST
                  SECURITY BANK INSURED)+/-ss                                          1.24     11/01/2036        16,500,000
   4,625,000   PALOMAR POMERADO HEALTH CARE DISTRICT SERIES C (HCFR, FIRST
                  SECURITY BANK INSURED)+/-ss(a)(m)                                    1.49     11/01/2036         4,625,000
   6,500,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE, STATE STREET
                  B&T COMPANY LOC)+/-ss                                                0.35     09/01/2035         6,500,000
   1,225,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE FGIC INSURED)                                                5.50     11/01/2010         1,251,240
   8,240,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT REVENUE,
                  NATL-RE FGIC INSURED)                                                5.75     11/01/2013         8,376,537
  52,470,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY (LEASE REVENUE,
                  AMBAC INSURED)+/-ss                                                  4.13     08/01/2037        52,496,235
   5,225,000   ROSEVILLE CA ELECTRIC SYSTEMS REVENUE CERTIFICATES PARTNERS
                  (ELECTRIC PLANT REVENUE, FIRST SECURITY BANK INSURED)+/-ss           0.50     02/01/2024         5,225,000
     500,000   ROSEVILLE CA NATURAL GAS FINANCE AUTHORITY (OTHER REVENUE)              4.00     02/15/2010           502,360
     510,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC
                  REVENUE, NATL-RE INSURED)                                            6.25     08/15/2010           533,720
   4,400,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK INSURED)+/-ss         0.40     05/01/2030         4,400,000
   4,000,000   SAN PABLO CA REDEVELOPMENT AGENCY TAX ALLOCATION 10TH
                  TOWNSHIP PROJECT (TAX INCREMENTAL REVENUE, UNION BANK
                  LOC)+/-ss                                                            0.35     12/01/2032         4,000,000
  10,000,000   STATE OF CALIFORNIA GO                                                  1.15     12/09/2009        10,000,000
  32,645,000   STATE OF CALIFORNIA GO COMMERCIAL PAPER NOTES 3/A2                      0.75     10/06/2009        32,645,000
   3,400,000   STATE OF CALIFORNIA GO COMMERCIAL PAPER NOTES 3/A2                      2.40     11/10/2009         3,400,000
                                                                                                                 711,189,471
                                                                                                             ---------------
COLORADO: 2.11%
     111,912   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                  (HOUSING REVENUE, GNMA COLLATERAL)                                   5.25     11/01/2019           112,943
   5,000,000   ARISTA METROPOLITAN DISTRICT BROOMFIELD EVENT CENTER SERIES A
                  (SALES TAX REVENUE, COMPASS BANK LOC)+/-ss                           1.00     12/01/2030         5,000,000
  52,580,000   COLORADO HEALTH FACILITIES AUTHORITY (HFFA REVENUE)+/-ss++              1.00     11/15/2027        52,580,000
  20,470,000   DENVER CO CITY & COUNTY AIRPORT REVENUE SUB-SERIES A3
                  (AIRPORT REVENUE, FIRST SECURITY BANK INSURED)+/-ss                  5.00     11/15/2032        21,371,089
   1,370,000   DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A (OTHER
                  REVENUE, NATL-RE INSURED)                                            6.00     01/01/2011         1,388,153
   2,225,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A (TOLL ROAD
                  REVENUE, NATL-RE INSURED)                                            5.00     09/01/2010         2,318,895
   1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039         1,546,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$  1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B1 (TOLL ROAD
                  REVENUE, NATL -RE INSURED)                                           4.00%    09/01/2010   $     1,008,620
   6,715,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     09/01/2039         6,881,263
   1,535,000   FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                            0.70     01/01/2025         1,535,000
  45,795,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE &
                  UNIVERSITY REVENUE)+/-ss++                                           1.00     09/06/2012        45,795,000
                                                                                                                 139,537,943
                                                                                                             ---------------
CONNECTICUT: 0.12%
   4,825,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
                  (HCFR, RADIAN INSURED)+/-ss                                          4.15     07/01/2037         4,825,000
   2,390,000   CONNECTICUT STATE HEFA VETERAN MEMORIAL MEDICAL CENTER SERIES
                  A (HCFR, NATL-RE INSURED)                                            5.25     07/01/2010         2,395,593
     500,000   CONNECTICUT STATE SPECIAL OBLIGATION BRADLEY INTERNATIONAL
                  AIRPORT SERIES A (LEASE REVENUE, ACA INSURED)                        6.13     07/01/2010           499,145
                                                                                                                   7,719,738
                                                                                                             ---------------
DISTRICT OF COLUMBIA: 2.47%
  11,400,000   DISTRICT OF COLUMBIA AMERICAN COLLEGE CARDIOLOGY (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK NA LOC)+/-ss                       0.85     06/01/2040        11,400,000
   5,545,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
                  PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                0.45     11/01/2045         5,545,000
   1,000,000   DISTRICT OF COLUMBIA CHILDREN'S HOSPITAL SERIES A (HCFR, FGIC
                  INSURED)                                                             6.25     07/15/2010         1,002,420
   6,310,000   DISTRICT OF COLUMBIA INTERNATIONAL ECONOMICS ISSUE (OTHER
                  REVENUE, SUNTRUST BANK NA LOC)+/-ss                                  0.95     06/01/2025         6,310,000
  28,200,000   DISTRICT OF COLUMBIA POPULATION SERVICES INTERNATIONAL (OTHER
                  REVENUE, SUNTRUST BANK NA LOC)+/-ss                                  0.85     11/01/2042        28,200,000
  58,000,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC)+/-ss                                     0.40     06/01/2027        58,000,000
  33,500,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          0.85     04/01/2035        33,500,000
   7,300,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SYSTEMS SERIES A
                  (AIRPORT REVENUE, AMBAC INSURED)                                     5.00     10/01/2009         7,300,803
  11,695,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SYSTEMS SERIES A
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   5.00     10/01/2009        11,696,286
                                                                                                                 162,954,509
                                                                                                             ---------------
FLORIDA: 9.59%
  15,595,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS HOSPITAL
                  AT THE UNIVERSITY OF FLORIDA (HCFR, NATL-RE INSURED)                 6.00     12/01/2011        15,631,492
   2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS AssOCIATION LIMITED
                  PROJECT (HOUSING REVENUE)                                            4.25     01/01/2012         2,001,640
   1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  ANTICIPATION BONDS (OTHER REVENUE)                                   4.80     11/01/2012           700,660
   3,600,000   BROWARD COUNTRY HFA GOLDEN VILLAS PROJECT SERIES A (OTHER
                  REVENUE)                                                             5.00     04/01/2010         3,620,664
   4,700,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)           5.25     10/01/2011         4,735,626
   2,200,000   BROWARD COUNTY FL WHEELABRATOR SOUTH BROWARD INCORPORATED
                  SERIES A (IDR)                                                       5.38     12/01/2009         2,216,060
   1,525,000   BROWARD FL PASSENGER FINANCIAL CONVENTION SERIES H-1 (AIRPORT
                  REVENUE, AMBAC INSURED)                                              5.25     10/01/2011         1,536,560
   3,100,000   BROWARD FL SERIES C (AIRPORT REVENUE, NATL-RE INSURED)                  5.38     09/01/2011         3,107,843
  23,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)           6.00     10/01/2011        23,505,540
  15,000,000   CHARLOTTE COUNTY FL SCHOOL DISTRICT ANTICIPATION NOTES
                  (PROPERTY TAX REVENUE)                                               4.00     10/01/2009        15,001,200
   1,245,000   CITIZENS PROPERTY INSURANCE CORPORATION SENIOR SECOND HIGH
                  RISK ACCOUNT SERIES A (OTHER REVENUE, NATL-RE INSURED)               5.00     03/01/2010         1,259,753
     880,000   DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A (MFHR)             5.50     09/01/2012           881,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$  6,550,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (OTHER REVENUE)+/-ss                      0.36%    04/01/2039   $     6,550,000
   1,125,000   FLORIDA DEVELOPMENT FINANCE CORPORATION CHARLOTTE COMMUNITY
                  PROJECT A3 (HCFR, SUNTRUST BANK LOC)+/-ss                            1.00     02/01/2021         1,125,000
     500,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION (COLLEGE
                  & UNIVERSITY REVENUE, NATL-RE INSURED)                               4.50     08/01/2010           512,795
   4,020,000   FLORIDA HOUSING FINANCE CORPORATION MULTIFAMILY MORTGAGE
                  REVENUE (HOUSING REVENUE)                                            4.00     10/01/2010         4,049,909
  20,000,000   FLORIDA INTERNATIONAL UNIVERSITY ATHLETICS FINANCIAL
                  CORPORATION FOOTBALL STADIUM PROJECT A (OTHER REVENUE,
                  REGIONS BANK LOC)+/-ss                                               1.60     03/01/2033        20,000,000
   2,000,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                3.25     11/01/2011         2,001,080
   2,055,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                3.50     11/01/2011         2,056,212
   2,500,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                  CONSTRUCTION PROJECTS (OTHER REVENUE)                                4.00     11/01/2011         2,502,950
   5,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.00     07/01/2012         5,063,650
   4,440,000   GAINESVILLE FL LIFESOUTH COMMUNITY BLOOD CENTERS PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-ss                                        0.95     12/01/2019         4,440,000
     890,000   GREATER ORLANDO AVIATION AUTHORITY (AIRPORT REVENUE, NATL-RE
                  INSURED)                                                             5.75     10/01/2011           952,478
   1,000,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES F (OTHER REVENUE,
                  DEXIA CREDIT LOCAL LOC)+/-ss                                         5.00     12/01/2020         1,001,910
  28,075,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES G (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                               5.00     12/01/2020        28,128,623
   3,375,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES H (OTHER REVENUE,
                  DEXIA CREDIT LOCAL LOC)+/-ss                                         5.00     12/01/2020         3,381,446
   1,330,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES E (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                          5.00     12/01/2020         1,358,967
  20,000,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH C (HCFR, SUNTRUST BANK LOC)+/-ss                              1.00     11/15/2037        20,000,000
   7,220,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH SERIES B2 (HCFR, US BANK NA LOC)+/-ss                         1.00     11/15/2030         7,220,000
   5,995,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH SERIES B3 (HCFR, US BANK NA LOC)+/-ss                         0.95     11/15/2031         5,995,000
  46,950,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH SERIES D (HCFR, SUNTRUST BANK LOC)+/-ss                       1.00     11/15/2037        46,950,000
   3,500,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES A
                  (HCFR)+/-ss                                                          5.85     11/15/2035         3,811,605
   2,405,000   HILLSBOROUGH COUNTY AVIATION AUTHORITY SERIES C (OTHER
                  REVENUE, GUARANTEE AGREEMENT)                                        5.00     10/01/2010         2,495,332
   1,850,000   HILLSBOROUGH COUNTY AVIATION AUTHORITY TAMPA INTERNATIONAL
                  AIRPORT SERIES A (AIRPORT REVENUE, AMBAC INSURED)                    5.25     10/01/2012         1,986,012
   3,985,000   HILLSBOROUGH COUNTY FL BERKELEY PREPARATORY SCHOOL (PRIVATE
                  SCHOOLS, SUNTRUST BANK LOC)+/-ss                                     0.95     12/01/2029         3,985,000
   2,800,000   HILLSBOROUGH COUNTY FL SOUTHWEST FLORIDA COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss               0.90     07/01/2023         2,800,000
     825,000   HILLSBOROUGH COUNTY IDA HEALTH FACILITIES UNIVERSITY
                  COMMUNITY HOSPITAL SERIES A (HCFR)                                   4.00     08/15/2010           820,421
   1,550,000   HILLSBOROUGH COUNTY IDA UNIVERSITY COMMUNITY HOSPITAL (HCFR,
                  NATL-RE INSURED)                                                     5.75     08/15/2010         1,552,930
   2,045,000   HILLSBOROUGH COUNTY SCHOOL BOARD COP MASTER LEASE PROGRAM
                  SERIES A (LEASE REVENUE, NATL-RE INSURED)                            5.50     07/01/2012         2,232,833
   9,525,000   JACKSON COUNTY FL ICE RIVER SPRINGS (IDR, REGIONS BANK LOC)+/-ss        1.75     07/01/2023         9,525,000
   2,790,000   JACKSONVILLE FL HOLLAND AVIATION GROUP B (AIRPORT REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              1.15     05/01/2039         2,790,000
  28,800,000   JACKSONVILLE FL SERIES CAP PROJECT REVENUE B (WATER REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.95     10/01/2034        28,800,000
  30,140,000   JEA FL WATER & SEWER SYSTEMS REVENUE SERIES B (WATER
                  REVENUE)+/-ss                                                        0.30     10/01/2041        30,140,000
   1,400,000   LAKE SHORE FL LAKESHORE HOSPITAL PROJECT (HCFR, SUNTRUST BANK
                  LOC)+/-ss                                                            0.95     02/01/2021         1,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$  1,100,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                  PROJECT (HCFR)                                                       5.00%    11/15/2009   $     1,101,254
   4,000,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.25     10/01/2010         4,086,320
   4,850,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.50     10/01/2011         5,047,492
  15,790,000   LEESBURG FL LEESBURG REGIONAL SERIES A (HCFR, REGIONS BANK
                  LOC)+/-ss                                                            1.60     07/01/2031        15,790,000
  25,425,000   MARION COUNTY FL HOSPITAL DISTRICT MUNROE REGIONAL HEALTH
                  (HCFR, REGIONS BANK LOC)+/-ss                                        2.50     10/01/2030        25,425,000
   2,000,000   MIAMI DADE COUNTY FL AVIATION REVENUE SERIES C (AIRPORT
                  REVENUE, NATL-RE INSURED)                                            5.25     10/01/2010         2,015,580
   6,250,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                  CHILDREN'S SERIES A (HCFR, NATL-RE INSURED)+/-ss                     4.13     08/01/2046         6,403,563
   8,000,000   MIAMI DADE COUNTY FL IDA CHRISTOPHER COLUMBUS PROJECT (IDR,
                  REGIONS BANK LOC)+/-ss                                               1.60     06/01/2031         8,000,000
   5,840,000   MIAMI DADE COUNTY FL IDA GOODWILL INDUSTRIES SOUTH FLORIDA
                  PROJECT (IDR, SUNTRUST BANK LOC)+/-ss                                0.85     05/01/2028         5,840,000
   2,800,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
                  FLORIDA PROJECT (OTHER REVENUE)+/-ss                                 5.40     08/01/2023         2,881,648
   3,340,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
                  PROJECT SERIES 2 (OTHER REVENUE)+/-ss                                4.00     12/01/2018         3,342,939
   9,020,000   MIAMI DADE COUNTY FL INTERNATIONAL UNIVERSITY FUND PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss               0.95     05/01/2022         9,020,000
   1,675,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                  REVENUE, NATL-RE INSURED)+/-ss                                       5.00     05/01/2031         1,725,870
   3,350,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE,
                  NATL-RE FGIC INSURED)                                                5.00     05/01/2011         3,535,590
   4,005,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  NATL-RE INSURED)+/-ss                                                5.50     05/01/2030         4,157,390
   2,000,000   MIAMI DADE COUNTY FL WASTE MANAGEMENT INCORPORATED OF FLORIDA
                  PROJECT (OTHER REVENUE)+/-ss                                         2.75     10/01/2018         1,999,940
   1,385,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
                  (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                       5.00     04/01/2011         1,426,024
   1,455,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
                  (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                       5.00     04/01/2012         1,515,834
   3,500,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL
                  SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                            5.00     07/01/2039         3,513,860
   6,715,000   ORANGE COUNTY FL HEALTH FACILITIES (HCFR, SUNTRUST BANK
                  LOC)+/-ss                                                            0.95     12/01/2023         6,715,000
  13,790,000   ORANGE COUNTY FL INDEPENDENT BLOOD & TISSUE SERVICES (IDR,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     10/01/2027        13,790,000
  22,000,000   ORANGE COUNTY FL SCHOOL DISTRICT TAX ANTICIPATION NOTES
                  (PROPERTY TAX REVENUE)                                               4.00     10/01/2009        22,001,760
  10,000,000   PALM BEACH COUNTY FL POOLED HOSPITAL LOAN PROGRAM (HCFR,
                  SUNTRUST BANK LOC)+/-ss                                              1.00     11/01/2025        10,000,000
  20,375,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  FGIC INSURED)+/-ss                                                   5.00     08/01/2025        21,071,010
   6,930,000   PALM BEACH COUNTY FL SOUTH FLORIDA BLOOD BANKS PROJECT (IDR,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     12/01/2022         6,930,000
   1,015,000   PINELLAS COUNTY FL FAMILY RESOURCES INCORPORATED PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-ss                                        0.90     07/01/2024         1,015,000
   3,940,000   PINELLAS COUNTY FL YMCA SUNCOAST INCORPORATED PROJECT (IDR,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     05/01/2027         3,940,000
  15,180,000   PORT OF ST. JOE FL (WATER & SEWER REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            1.60     12/01/2038        15,180,000
   1,155,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                  SERIES B (HOUSING REVENUE, HUD INSURED)                              4.13     07/01/2010         1,170,523
     500,000   REEDY CREEK IMPROVEMENT DISTRICT SERIES 2 (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.25     10/01/2010           518,030
   3,700,000   SOUTH MIAMI FL HEALTH FACILITIES AUTHORITY BAPTIST HEALTH
                  SOUTH FLORIDA GROUP (HCFR)                                           5.00     08/15/2010         3,803,563
  18,425,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES A
                  (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                      0.85     12/15/2026        18,425,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$ 23,100,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES B
                  (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                      0.85%    12/15/2026   $    23,100,000
   3,075,000   TAMPA FL CATHOLIC HEALTH EAST SERIES A-1 (HCFR, NATL-RE
                  INSURED)                                                             5.25     11/15/2011         3,141,666
   3,340,000   TAMPA FL PEPIN ACADEMY OF TAMPA INCORPORATED (OTHER REVENUE,
                  REGIONS BANK LOC)+/-ss                                               2.00     10/01/2022         3,340,000
   2,830,000   TAMPA FL SOLID WASTE SYSTEM REVENUE SERIES A (OTHER REVENUE,
                  AMBAC INSURED)                                                       4.55     10/01/2010         2,916,372
   4,555,000   TAMPA FL TRINITY SCHOOL CHILDREN PROJECT (OTHER REVENUE,
                  REGIONS BANK LOC)+/-ss                                               1.60     01/01/2022         4,555,000
   3,160,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          3.75     10/01/2027         3,195,898
   1,500,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          3.00     10/01/2031         1,500,015
   2,500,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          3.80     10/01/2031         2,530,825
  16,025,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                  FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     07/01/2036        16,025,000
  11,560,000   UNIVERSITY OF SOUTHERN FLORIDA FINANCING CORPORATION FLORIDA
                  COP COLLEGE OF MEDICINE HEALTH SERIES A-2 (LEASE REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.75     07/01/2036        11,560,000
                                                                                                                 633,080,319
                                                                                                             ---------------
GEORGIA: 7.74%
   7,810,000   ATLANTA GA SERIES A (SEWER REVENUE)                                     3.00     11/01/2010         7,917,309
   2,250,000   ATLANTA GA SERIES A (SEWER REVENUE)                                     4.00     11/01/2011         2,339,505
  51,190,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss           2.50     01/01/2030        51,190,000
   4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)             6.25     01/01/2013         4,065,360
  73,900,000   ATLANTA GA SERIES C-1 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss           2.00     01/01/2030        73,900,000
     650,000   ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK
                  INSURED)                                                             5.25     01/01/2011           674,590
  34,335,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY VOGTLE (IDR)+/-ss                                            0.28     07/01/2049        34,335,000
   2,000,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY GEORGIA POWER
                  COMPANY VOGTLE (UTILITIES REVENUE)+/-ss                              0.27     10/01/2032         2,000,000
   1,890,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY OGLETHORPE POWER
                  SERIES 2006 C-1 (UTILITIES REVENUE, AMBAC INSURED)+/-ss              4.63     01/01/2037         1,919,465
  13,105,000   BURKE COUNTY GA PCR OGLETHORPE POWER SERIES C-2 (UTILITIES
                  REVENUE, AMBAC INSURED)+/-ss                                         4.63     01/01/2037        13,309,307
     525,000   CARTERSVILLE GA (WATER & SEWER REVENUE, AMBAC INSURED)                  5.00     01/01/2011           543,181
  10,355,000   COLUMBUS GA ST. FRANCIS HOSPITAL INCORPORATED PROJECT (HCFR,
                  SUNTRUST BANK LOC)+/-ss                                              0.95     01/01/2018        10,355,000
  15,420,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY DE KALB MEDICAL CENTER
                  INCORPORATED PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                  0.85     09/01/2035        15,420,000
   8,880,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY EGLESTON CHILDREN'S
                  HOSPITAL SERIES A (HCFR, SUNTRUST BANK LOC)+/-ss                     0.94     03/01/2024         8,880,000
   7,120,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY EGLESTON CHILDREN'S
                  HOSPITAL SERIES A (HCFR, SUNTRUST BANK LOC)+/-ss                     0.94     12/01/2028         7,120,000
   6,650,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY EGLESTON CHILDREN'S
                  HOSPITAL SERIES B (HCFR, SUNTRUST BANK LOC)+/-ss                     0.45     12/01/2017         6,650,000
   2,450,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY EGLESTON CHILDREN'S
                  HOSPITAL SERIES B (HCFR, SUNTRUST BANK LOC)+/-ss                     0.45     12/01/2028         2,450,000
  20,250,000   DE KALB GA PRIVATE HOSPITAL AUTHORITY EGLESTON CHILDREN'S
                  HOSPITAL SERIES B (HCFR, SUNTRUST BANK LOC)+/-ss                     0.45     03/01/2024        20,250,000
  36,000,000   FAYETTE COUNTY HOSPITAL AUTHORITY FAYETTE COMMUNITY HOSPITAL
                  PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                               0.85     06/01/2035        36,000,000
  10,000,000   FLOYD COUNTY GA BERRY COLLEGE INCORPORATED PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                          0.95     03/01/2024        10,000,000
  28,000,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY PIEDMONT HEALTHCARE
                  INCORPORATED (HOSPITAL REVENUE, SUNTRUST BANK LOC)+/-ss              0.85     06/01/2035        28,000,000
  15,000,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY SHEPHERD CENTER
                  INCORPORATED PROJECT (HOSPITAL REVENUE, SUNTRUST BANK
                  LOC)+/-ss                                                            0.85     09/01/2035        15,000,000
   3,470,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE EPSTEIN SCHOOL
                  PROJECT (HOSPITAL REVENUE, SUNTRUST BANK LOC)+/-ss                   1.00     01/01/2017         3,470,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
GEORGIA (continued)
$  1,500,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                  (NATURAL GAS REVENUE)                                                5.00%    10/01/2011   $     1,595,925
   2,050,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                  (NATURAL GAS REVENUE)                                                5.00     10/01/2012         2,222,446
  14,500,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY GREATER ATLANTA
                  CHRISTIAN (PRIVATE SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-ss          0.85     04/01/2027        14,500,000
  45,145,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY GWINNETT HOSPITAL
                  SYSTEM PROJECT SERIES D (HCFR, FIRST SECURITY BANK
                  INSURED)+/-ss                                                        2.10     07/01/2041        45,145,000
   2,810,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY KMD GROUP LLC PROJECT
                  (IDR, SUNTRUST BANK LOC)+/-ss                                        1.05     02/01/2032         2,810,000
  16,225,000   HALL COUNTY GAINESVILLE HOSPITAL AUTHORITY NORTHEAST GA
                  SERIES G (HCFR, GUARANTEE AGREEMENT)+/-ss                            0.55     05/01/2036        16,225,000
   1,135,000   JACKSON COUNTY GA WATER & SEWER AUTHORITY SERIES B (WATER
                  REVENUE, XLCA INSURED)                                               5.00     09/01/2010         1,162,660
   3,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES A
                  (NATURAL GAS REVENUE)                                                5.00     03/15/2010         3,046,140
   3,495,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B
                  (NATURAL GAS REVENUE)                                                5.00     03/15/2010         3,527,713
   2,000,000   MAIN STREET NATURAL GAS INCORPORATED GEORGIA SERIES B
                  (NATURAL GAS REVENUE)                                                5.00     03/15/2011         2,043,000
   3,990,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     09/15/2010         4,062,458
   1,325,000   METROPOLITAN ATLANTA RAPID TRANSIT AUTHORITY SERIES P (SALES
                  TAX REVENUE, AMBAC INSURED)                                          6.00     07/01/2013         1,482,861
  22,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  SCHERER 1ST SERIES (IDR)+/-ss                                        0.28     07/01/2049        22,000,000
  10,550,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
                  CORPORATION SCHERER SERIES A (OTHER REVENUE)+/-ss                    6.50     01/01/2038        11,195,133
   5,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE POWER
                  SCHERER SERIES B (UTILITIES REVENUE, AMBAC INSURED)+/-ss             4.63     01/01/2036         5,074,800
  19,000,000   WALKER DADE & CATOOSA COUNTIES GA HOSPITAL AUTHORITY
                  HUTCHESON MEDICAL (HOSPITAL REVENUE, REGIONS BANK LOC)+/-ss          1.60     10/01/2028        19,000,000
                                                                                                                 510,881,853
                                                                                                             ---------------
GUAM: 0.18%
   5,720,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                  REVENUE, NATL-RE INSURED)                                            5.00     10/01/2009         5,720,229
   6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                  REVENUE, NATL-RE INSURED)                                            5.00     10/01/2010         6,238,760
                                                                                                                  11,958,989
                                                                                                             ---------------
HAWAII: 0.06%
   3,135,000   HAWAII STATE SERIES A (MARINA REVENUE, FIRST SECURITY BANK
                  INSURED)                                                             6.00     07/01/2012         3,245,383
     795,000   HAWAII STATE SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                6.38     07/01/2012           823,541
                                                                                                                   4,068,924
                                                                                                             ---------------
IDAHO: 0.03%
   2,065,000   BOISE ID CITY HOUSING AUTHORITY CIVIC PLAZA HOUSING PROJECT
                  SERIES C (OTHER REVENUE, KEYBANK NA LOC)+/-ss                        3.45     03/01/2033         2,065,000
                                                                                                             ---------------
ILLINOIS: 4.40%
     915,000   BERWYN IL (PROPERTY TAX REVENUE, AMBAC INSURED)                         5.00     11/15/2010           919,090
   2,430,000   BROADVIEW IL TAX INCREMENT REVENUE (SALES TAX REVENUE)                  5.25     07/01/2012         2,431,361
  10,000,000   CHICAGO BOARD OF EDUCATION IL SERIES C-2 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)+/-ss                           3.10     03/01/2035        10,000,000
  20,000,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED
                  GUARANTY)+/-ss                                                       4.10     03/01/2036        20,000,000
   2,640,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE SERIES C
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   5.00     01/01/2011         2,765,664
   1,030,000   CHICAGO IL UNREFUNDED BALANCE (SALES TAX REVENUE, FGIC
                  INSURED)                                                             5.25     01/01/2020         1,043,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ILLINOIS (continued)
$    925,000   COOK & WILL COUNTIES IL TOWNSHIP HIGH SCHOOL DISTRICT # 206
                  SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)                       4.88%    12/01/2009   $       931,466
   2,050,000   COOK COUNTY IL HIGH SCHOOL DISTRICT # 201 J STERLING MORTON
                  TOWNSHIP (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##              3.47     12/01/2009         2,037,987
 110,100,000   COOK IL CAPITAL IMPROVEMENT SERIES E (PROPERTY TAX REVENUE)+/-ss        3.38     11/01/2033       110,100,000
  52,810,000   ILLINOIS FINANCE AUTHORITY DELNOR COMMUNITY HOSPITAL SERIES A
                  (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)+/-ss                        1.00     05/15/2038        52,810,000
   2,885,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                    3.50     10/01/2026         2,915,148
  21,650,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER (OTHER REVENUE)+/-ss           3.25     07/01/2042        21,729,456
   1,170,000   ILLINOIS FINANCE AUTHORITY SWEDISH AMERICAN HOSPITAL
                  (HOSPITAL REVENUE, AMBAC INSURED)                                    5.00     11/15/2011         1,213,618
   4,500,000   ILLINOIS FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
                  PROJECT (IDR)+/-                                                     5.05     01/01/2010         4,513,185
   2,875,000   ILLINOIS HEALTH FACILITIES AUTHORITY UNREFUND BALANCE
                  ADVOCATE NETWORK (HOSPITAL REVENUE)                                  6.00     11/15/2010         3,002,219
   9,010,000   ILLINOIS SERIES B (OTHER REVENUE, DEPFA BANK PLC LOC)+/-ss              3.00     10/01/2033         9,010,000
  16,000,000   ILLINOIS STATE SERIES A (GENERAL FUND REVENUE)                          5.00     09/01/2010        16,634,560
  10,795,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES A-2 (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK INSURED)+/-ss                           0.40     01/01/2031        10,795,000
   1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES
                  (PROPERTY TAX REVENUE)                                               4.13     12/01/2010         1,004,790
     605,000   MCCOOK IL BRITISH HOME PROJECT (HCFR, LASALLE NATIONAL BANK
                  NA LOC)+/-ss                                                         4.25     12/01/2014           606,609
     605,000   QUINCY IL BLESSING HOSPITAL (HCFR REVENUE)                              5.00     11/15/2011           623,404
  15,800,000   WINNEBAGO BOONE DEBT CERTIFICATES (PROPERTY TAX REVENUE)+/-ss           1.75     01/15/2015        15,698,406
                                                                                                                 290,785,528
                                                                                                             ---------------
INDIANA: 1.89%
   1,970,000   BONNE COUNTY IN INDUSTRIAL REDEVELOPMENT DISTRICT (OTHER
                  REVENUE)                                                             4.50     05/15/2010         1,972,088
  20,000,000   CARMEL IN (OTHER REVENUE)                                               3.38     02/17/2010        20,048,000
  16,930,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 058 (PROPERTY
                  TAX REVENUE)+/-ss                                                    1.30     01/01/2030        16,930,000
   7,120,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 060 (COLLEGE &
                  UNIVERSITY REVENUE)+/-ss                                             1.30     07/01/2029         7,120,000
  13,490,000   FORT WAYNE IN BOND ANTICIPATION NOTES (WATER & SEWER REVENUE)           4.25     02/11/2010        13,516,845
   3,500,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-                 0.88     10/15/2009         3,508,750
   8,585,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
                  CREDIT GROUP SERIES A1 (HOSPITAL REVENUE)+/-ss                       3.63     11/15/2036         8,924,880
     500,000   INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
                  SUBORDINATE CREDIT SERIES A (HOSPITAL REVENUE)+/-ss                  5.00     10/01/2027           526,405
  14,300,000   INDIANA MUNICIPAL POWER AGENCY SERIES A (UTILITIES REVENUE,
                  DEXIA CREDIT LOCAL LOC)+/-ss                                         0.36     01/01/2018        14,300,000
   1,325,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY USX CORPORATION
                  PROJECT (IDR)+/-ss                                                   5.25     12/01/2022         1,412,159
   1,500,000   JASPER IN SERIES A (OTHER REVENUE, NATL-RE INSURED)                     4.15     08/01/2010         1,520,655
   2,025,000   KANKAKEE VALLEY MIDDLE SCHOOL BUILDING CORPORATION (LEASE
                  REVENUE)                                                             2.75     12/31/2009         2,028,078
   1,875,000   ST. JOSEPH COUNTY IN BROTHERS OF HOLY CROSS PROJECT (HOUSING
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                             0.60     09/01/2017         1,875,000
  29,380,000   ST. JOSEPH COUNTY IN HOSPITAL AUTHORITY MEMORIAL HEALTH
                  SERIES A (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            1.14     08/15/2033        29,380,000
   2,015,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                        5.00     10/01/2011         2,064,408
                                                                                                                 125,127,268
                                                                                                             ---------------
IOWA: 0.41%
   8,000,000   DES MOINES IA GRAND OFFICE PARK PROJECT SERIES E (IDR,
                  GUARANTEE AGREEMENT)+/-ss                                            4.50     04/01/2015         8,000,000
   1,400,000   DUBUQUE IA COMMUNITY SCHOOL DISTRICT (SALES TAX REVENUE)                4.00     07/01/2010         1,402,548
   1,000,000   IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HCFR)                    6.00     07/01/2012         1,019,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
IOWA (continued)
$  5,500,000   IOWA FINANCE AUTHORITY SERIES F (HCFR)+/-ss                             5.00%    08/15/2039   $     5,921,190
  10,375,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT (SALES TAX REVENUE)               3.75     05/01/2012        10,780,455
                                                                                                                  27,123,973
                                                                                                             ---------------
KANSAS: 0.96%
  10,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A-2 (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                          5.00     09/01/2035        10,123,600
   8,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (IDR, FGIC
                  INSURED)+/-ss                                                        5.38     09/01/2035         9,110,895
   6,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (OTHER
                  REVENUE, XLCA INSURED)+/-ss                                          5.00     12/01/2023         6,215,820
   1,000,000   JUNCTION CITY KS TEMPORARY NOTES SERIES B (PROPERTY TAX
                  REVENUE)                                                             2.70     06/01/2010         1,003,190
   1,000,000   KANSAS DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                  (HOSPITAL REVENUE)                                                   4.00     11/15/2011         1,036,940
   5,810,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL CENTER
                  (HOSPITAL REVENUE, NATL-RE INSURED)+/-ss                             3.75     05/15/2026         5,901,159
   5,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY BAKER UNIVERSITY
                  SERIES A (COLLEGE & UNIVERSITY REVENUE)                              5.00     05/01/2010         5,035,950
   3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES D
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010         3,021,570
   2,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES E
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010         2,517,975
   4,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES F
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010         4,532,355
     800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES G
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010           805,752
   1,500,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010         1,510,785
     300,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES C
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00     05/01/2010           302,157
   6,280,000   MERRIAM KS HOUSING PINEGATE APARTMENTS PROJECT (HOUSING
                  REVENUE, MARSHALL & ISLEY BANK LOC)+/-ss                             4.00     12/01/2026         6,280,000
   1,675,000   WYANDOTTE COUNTY KANSAS CITY UNITED GOVERNMENT REFERENDUM
                  SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                     5.00     12/01/2020         1,725,032
   4,105,000   WYANDOTTE COUNTY/KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                  OBLIGATION SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          4.75     12/01/2016         4,285,333
                                                                                                                  63,408,513
                                                                                                             ---------------
KENTUCKY: 0.74%
  10,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                  SUNTRUST BANK LOC)+/-ss                                              0.85     12/01/2025        10,000,000
   4,750,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  A (AIRPORT REVENUE, NATL-RE INSURED)                                 5.63     03/01/2010         4,817,593
   1,075,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  A (AIRPORT REVENUE, XLCA INSURED)                                    4.00     03/01/2010         1,082,998
   6,200,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  B (AIRPORT REVENUE, XLCA INSURED)                                    5.00     03/01/2010         6,271,858
   5,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  B (AIRPORT REVENUE, XLCA INSURED)                                    5.00     03/01/2011         5,119,650
   6,500,000   KENTUCKY EDFA SERIES 04D (HOSPITAL REVENUE)+/-ss                        3.50     05/01/2034         6,626,230
   2,500,000   KENTUCKY HOUSING CORPORATION CITYWIDE HOUSING PROJECT (OTHER
                  REVENUE)                                                             4.63     01/01/2010         2,505,650
   5,000,000   LOUISVILLE & JEFFERSON COUNTY METROPOLITAN GOVERNMENT
                  LOUISVILLE GAS & ELECTRIC COMPANY SERIES A (OTHER
                  REVENUE)+/-ss                                                        5.38     05/01/2027         5,205,650
   7,020,000   WILMORE KY ASBURY THEOLOGICAL PROJECT (PRIVATE SCHOOLS,
                  REGIONS BANK LOC)+/-ss                                               1.75     08/01/2031         7,020,000
                                                                                                                  48,649,629
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
LOUISIANA: 2.34%
$  2,070,000   JEFFERSON LA PARISH HOSPITAL SERVICE DISTRICT # 001 WEST
                  JEFFERSON MEDICAL CENTER SERIES A (HOSPITAL REVENUE, FIRST
                  SECURITY BANK INSURED)                                               5.25%    01/01/2011   $     2,096,227
  10,000,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING
                  LAFAYETTE LLC PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss         1.60     02/01/2038        10,000,000
  20,100,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                  COMMUNITY DEVELOPMENT CAPITAL & EQUIPMENT PROGRAM SERIES A
                  (IDR, AMBAC INSURED)+/-ss                                            4.45     03/01/2023        20,164,923
   4,850,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                  COMMUNITY DEVELOPMENT MID SOUTH EXTRUSION INCORPORATED
                  PROJECT  (IDR, REGIONS BANK LOC)+/-ss                                2.00     12/01/2017         4,850,000
   8,805,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CENTURY WILSHIRE
                  INCORPORATED PROJECT (IDR, REGIONS BANK LOC)+/-ss                    1.75     02/01/2033         8,805,000
   6,575,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CLECO POWER LLC PROJECT
                  (IDR)+/-ss                                                           7.00     12/01/2038         7,067,007
  36,125,000   LOUISIANA PUBLIC FACILITIES AUTHORITY COCA COLA BOTTLING
                  COMPANY PROJECT (IDR, REGIONS BANK LOC)+/-ss                         1.60     04/01/2023        36,125,000
   2,100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                  (HOSPITAL REVENUE)                                                   5.00     07/01/2011         2,169,636
   2,185,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                  (HOSPITAL REVENUE)                                                   5.00     07/01/2012         2,281,861
   3,440,000   LOUISIANA STATE OFFICE FACILITIES CORPORATION CAPITOL COMPLEX
                  PROGRAM SERIES A (LEASE REVENUE, NATL-RE INSURED)                    5.50     03/01/2012         3,485,339
   1,500,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                          5.50     06/01/2029         1,517,205
   4,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                  (RESOURCE RECOVERY REVENUE)+/-ss                                     6.00     10/01/2038         4,202,880
   1,665,000   REGIONAL TRANSPORTATION AUTHORITY SERIES A (SALES TAX
                  REVENUE, NATL-RE FGIC INSURED)                                       8.00     12/01/2010         1,762,286
   3,305,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss                  2.00     04/01/2034         3,305,000
   2,240,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss                  2.00     04/01/2034         2,240,000
   3,675,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss                  2.00     04/01/2034         3,675,000
   5,400,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                  ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss                  2.00     12/01/2036         5,400,000
  10,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                  CHEMICAL (IDR)+/-ss                                                  5.00     10/01/2021        10,040,500
  25,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                  CHEMICAL (IDR)+/-ss                                                  5.50     12/01/2023        25,115,000
                                                                                                                 154,302,864
                                                                                                             ---------------
MAINE: 0.05%
   3,200,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                  REVENUE, GUARANTEE AGREEMENT)                                        4.30     12/01/2012         3,369,472
      95,000   MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)               4.00     11/15/2024            93,357
                                                                                                                   3,462,829
                                                                                                             ---------------
MARYLAND: 0.72%
   2,240,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY (OTHER
                  REVENUE)                                                             5.00     12/01/2010         2,259,085
   4,250,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY ANNE ARUNDEL HEALTH SYSTEM SERIES B (HOSPITAL
                  REVENUE, FIRST SECURITY BANK INSURED)+/-ss(a)(m)                     1.19     07/01/2034         4,250,000
  17,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY SHEPPARD PRATT SERIES B (HCFR, SUNTRUST BANK
                  LOC)+/-ss                                                            0.95     07/01/2028        17,000,000
  12,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY UNIVERSITY OF MARYLAND MEDICAL SYSTEM SERIES D
                  (HCFR, TD BANK NA LOC)+/-ss                                          0.41     07/01/2041        12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                     INTEREST     MATURITY
  PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
------------    ------------------------------------------------------------------   --------   -----------   ---------------
MARYLAND (continued)
$ 12,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY UNIVERSITY OF MARYLAND MEDICAL SYSTEM SERIES E
                  (HCFR, SUNTRUST BANK LOC)+/-ss                                       0.90%    07/01/2041   $    12,000,000
                                                                                                                  47,509,085
                                                                                                             ---------------
MASSACHUSETTS: 0.52%
   2,010,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                               6.50     07/01/2012         2,087,043
   5,250,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                  (COLLEGE & UNIVERSITY REVENUE)+/-ss                                  4.10     10/01/2037         5,352,218
  16,146,000   MASSACHUSETTS HEFA SMITH COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE)+/-ss                                                        0.35     07/01/2029        16,146,000
   4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                 SERIES A (OTHER REVENUE)                                              5.35     12/01/2010         4,320,508
   1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                  MIX # 4 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                  INSURED)+/-ss(a)(m)(n)                                               0.40     07/01/2017         1,794,000
   4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                  6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)         0.40     07/01/2019         4,393,000
                                                                                                                  34,092,769
                                                                                                             ---------------
MICHIGAN: 6.59%
  16,395,000   DETROIT MI ANTICIPATION NOTES (SALES TAX REVENUE)                       5.00     03/01/2010        16,409,756
     700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1 (OTHER
                  REVENUE)                                                             5.00     04/01/2013           665,476
   3,620,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                  NATL-RE INSURED)                                                     5.00     09/30/2010         3,691,893
   1,000,000   DETROIT MI SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT
                  SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)                        5.00     05/01/2010         1,016,160
   2,000,000   DETROIT MI SECOND LIEN SERIES C (SEWER REVENUE, NATL-RE
                  INSURED)                                                             5.00     07/01/2011         2,095,700
   3,030,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE,
                  NATL-RE INSURED)                                                     5.40     07/01/2010         3,104,326
   2,905,000   FARMINGTON HILLS MI HOSPITAL FINANCE BOTSFORD OBLIGATED
                  SERIES A (HCFR, US BANK NA LOC)+/-ss                                 0.35     02/15/2038         2,905,000
   2,825,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B
                  (HOSPITAL REVENUE)                                                   5.00     07/15/2011         2,978,934
  98,840,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B-2
                  (HOSPITAL REVENUE)+/-ss                                              1.40     01/15/2047        98,840,000
   5,000,000   MICHIGAN DETROIT FUND POLLUTION SERIES AA (UTILITIES REVENUE,
                  NATL-RE FIGC INSURED)                                                6.95     05/01/2011         5,361,150
  50,000,000   MICHIGAN HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING
                  REVENUE)+/-ss                                                        5.00     06/01/2038        50,000,000
   1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY DETROIT SCHOOL DISTRICT
                  (OTHER REVENUE, FIRST SECURITY BANK INSURED)                         5.00     06/01/2010         1,028,320
  22,400,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES DETROIT
                  SERIES 2009B (OTHER REVENUE)                                         6.00     01/20/2010        22,550,976
  34,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                  (OTHER REVENUE, AMBAC INSURED)                                       9.50     08/20/2010        34,065,960
   1,000,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)             5.00     10/15/2010         1,034,520
     250,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)             3.00     10/15/2011           255,763
   6,675,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE,)             5.00     10/15/2011         7,095,125
  40,600,000   MICHIGAN STATE HIGHER EDUCATION LOAN REVENUE SERIES XII B
                  (STUDENT LOAN REVENUE, AMBAC GUARANTEED STUDENT LOANS)+/-ss          1.75     10/01/2013        40,600,000
   2,925,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                  CREDIT SERIES A (HCFR, NATL-RE INSURED)                              5.50     11/15/2010         2,969,723
   2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                 CREDIT SERIES A (HOSPITAL REVENUE, NATL-RE INSURED)                   6.00     11/15/2012         2,541,075
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUB-SERIES C-11 (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC)+/-ss                                  2.10     12/01/2032         7,500,000
  15,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUB-SERIES C-12 (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC)+/-ss                                  2.10     12/01/2032        15,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MICHIGAN (continued)
$  7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUB-SERIES C-17 (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC)+/-ss                                  2.10%    12/01/2032   $     7,500,000
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C SUB-SERIES C-22 (HOSPITAL
                  REVENUE, FIFTH THIRD BANK LOC)+/-ss                                  2.10     12/01/2032         7,500,000
   7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                  EQUIPMENT LOAN PROGRAM SERIES C-24 (HOSPITAL REVENUE,
                  FIFTH THIRD BANK LOC)+/-ss                                           2.10     12/01/2032         7,500,000
   1,550,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                  (OTHER REVENUE)                                                      5.00     05/15/2010         1,574,072
   2,250,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                  (HOUSING REVENUE)                                                    3.05     06/01/2010         2,252,610
   4,000,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                  (HOUSING REVENUE)                                                    3.15     12/01/2010         4,008,120
   3,695,000   MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY PROJECT
                  (POWER REVENUE)                                                      4.25     06/15/2010         3,724,154
  20,410,000   ROYAL OAK HOSPITAL FINANCE AUTHORITY WILLIAM BEAUMONT
                  UNIVERSITY (HOSPITAL REVENUE, AMBAC INSURED)+/-ss                    1.00     01/01/2020        20,410,000
  21,325,000   ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY WILLIAM
                  BEAUMONT HOSPITAL (HOSPITAL REVENUE, AMBAC INSURED)+/-ss             1.00     01/01/2020        21,325,000
   9,370,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                  5.25     12/01/2011         9,478,973
   2,600,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  AIRPORT SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                  5.25     12/01/2009         2,610,764
  12,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                          5.25     12/01/2010        12,143,040
   4,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                          5.25     12/01/2012         4,046,000
   5,000,000   WAYNE COUNTY AIRPORT AUTHORITY DETROIT METROPOLITAN WAYNE
                  COUNTY AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)                    5.00     12/01/2009         5,017,950
   2,255,000   WAYNE COUNTY AIRPORT AUTHORITY DETROIT METROPOLITAN WAYNE
                  COUNTY AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)                    5.00     12/01/2011         2,335,955
   1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEM (PROPERTY TAX REVENUE)                                        3.00     01/01/2011         1,018,210
   1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                  SYSTEM (PROPERTY TAX REVENUE)                                        3.00     01/01/2012         1,025,890
                                                                                                                 435,180,595
                                                                                                             ---------------
MINNESOTA: 0.32%
   5,720,000   MINNEAPOLIS & ST. PAUL METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)                     5.63     01/01/2013         5,792,301
  11,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                  (HOSPITAL REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                      0.66     11/15/2017        10,781,250
   1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE,
                  GUARANTEE AGREEMENT)                                                 8.00     12/01/2033         1,624,380
   2,960,000   ST. PAUL MN PORT AUTHORITY SERIES N-1 (IDR, US BANK NA LOC)+/-ss        3.25     02/01/2028         2,998,954
                                                                                                                  21,196,885
                                                                                                             ---------------
MISSISSIPPI: 3.52%
   3,310,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION
                  CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-ss                       5.00     03/01/2034         3,430,881
   6,560,000   MISSISSIPPI BUSINESS FINANCE CORPORATION BEST BUY PLAZA LP
                  PROJECT (ECONOMIC DEVELOPMENT REVENUE, REGIONS BANK LOC)+/-ss        1.75     09/01/2033         6,560,000
  30,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION COAST ELECTRIC POWER
                  ASSOCIATION SERIES C (ELECTRIC REVENUE)+/-ss                         2.75     05/01/2037        30,511,285
   9,900,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULF SHIE LLC
                  PROJECT PHASE III (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss        1.60     06/01/2028         9,900,000
  14,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT
                  PROMENADE PROJECT (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss        1.60     12/01/2037        14,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MISSISSIPPI (continued)
$ 12,750,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF SHIP LLC
                  PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                       1.60%    06/01/2026   $    12,750,000
   6,195,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG CLINIC
                  (HCFR, REGIONS BANK LOC)+/-ss                                        2.00     11/01/2026         6,195,000
  30,400,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT
                  A (INDUSTRIAL REVENUE, MARSHALL & ILSLEY BANK LOC)+/-ss              2.32     10/01/2033        30,400,000
  37,370,000   MISSISSIPPI BUSINESS FINANCE CORPORATION RENAISSANCE COLONY
                  PARK LLC (INDUSTRIAL REVENUE, REGIONS BANK LOC)+/-ss                 1.60     05/01/2035        37,370,000
   6,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION SOUTH MISSISSIPPI
                  ELECTRIC POWER SERIES A (ELECTRIC REVENUE)+/-ss                      2.75     05/01/2037         6,009,900
   5,760,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK
                  CENTER INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            2.00     03/01/2033         5,760,000
   1,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
                  INCORPORATED PROJECT (SOLID WASTE REVENUE)+/-ss                      6.88     03/01/2029         1,521,255
  39,750,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SINGING RIVER
                  HOSPITAL SYSTEM SERIES A (HOSPITAL REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            1.60     03/01/2023        39,750,000
  14,400,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                  MISSISSIPPI BAPTIST HEALTH SYSTEM (HCFR, REGIONS BANK
                  LOC)+/-ss                                                            1.60     05/01/2031        14,400,000
  14,080,000   UNIVERSITY OF MISSISSIPPI MEDICAL CENTER EDUCATION BUILDING
                  CORPORATION UNIVERSITY OF MISSISSIPPI MEDICAL CENTER
                  SERIES A (OTHER REVENUE)+/-ss                                        0.35     06/01/2034        14,080,000
                                                                                                                 232,638,321
                                                                                                             ---------------
MISSOURI: 0.37%
   1,000,000   KANSAS CITY MO SERIES E (OTHER REVENUE)##                               2.82     02/01/2012           936,160
   3,105,000   KANSAS CITY SCHOOL DISTRICT BUILDING CORPORATION SERIES A
                  (LEASE REVENUE, NATL-RE FGIC INSURED)                                5.00     02/01/2010         3,129,157
   1,895,000   KANSAS CITY SCHOOL DISTRICT BUILDING CORPORATION SERIES A
                  (LEASE REVENUE, NATL-RE FGIC INSURED)                                5.00     02/01/2011         1,944,441
   1,955,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC
                  COOPERATIVE PROJECT (ELECTRIC REVENUE)+/-ss                          4.38     12/01/2034         2,018,303
   2,500,000   MISSOURI STATE HEFA PRIVATE EDUCATION SERIES B (COLLEGE &
                  UNIVERSITY REVENUE)                                                  4.00     04/23/2010         2,520,850
   1,500,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY PRIVATE EDUCATION
                  SERIES C (COLLEGE & UNIVERSITY REVENUE)                              4.00     04/23/2010         1,512,510
   1,820,000   MISSOURI STATE HEFA ST. FRANCIS MEDICAL CENTER SERIES A
                  (HCFR, BANK OF AMERICA NA LOC)+/-ss                                  0.35     06/01/2026         1,820,000
   2,680,000   MISSOURI STATE HEFA ST. JOSEPH SERIES A (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                             0.70     12/01/2029         2,680,000
   1,125,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                  SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE
                  LOC, GNMA INSURED)                                                   7.15     03/01/2032         1,205,955
      45,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1
                  (HOUSING REVENUE, GNMA INSURED)                                      4.80     03/01/2019            45,027
     470,000   ST LOUIS MO FLOATERS SERIES 004 (AIRPORT REVENUE, FIRST
                  SECURITY BANK INSURED, DEXIA CREDIT LOCAL LOC)+/-ss                  1.10     07/01/2026           470,000
   1,000,000   ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL AIRPORT SERIES A-2
                  (AIRPORT REVENUE)                                                    4.00     07/01/2010         1,017,500
   2,000,000   ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL AIRPORT SERIES A-2
                  (AIRPORT REVENUE)                                                    4.00     07/01/2011         2,059,600
   3,250,000   ST. LOUIS MUNICIPAL FINANCE CORPORATION CONVENTION CENTER
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                               5.25     07/15/2010         3,314,220
                                                                                                                  24,673,723
                                                                                                             ---------------
NEBRASKA: 0.48%
   2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     12/01/2011         2,100,720
   6,600,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                  REVENUE)                                                             5.00     12/01/2014         6,980,886
  19,280,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (UTILITIES
                  REVENUE)                                                             5.00     12/01/2013        20,485,771

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEBRASKA (continued)
$  2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1(UTILITIES REVENUE)+/-ss            0.55%    12/01/2010   $     1,941,000
                                                                                                                  31,508,377
                                                                                                             ---------------
NEVADA: 0.13%
     200,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE, NATL-RE INSURED)+/-ss                                       1.50     07/01/2012           200,000
   1,200,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR,
                  ACA INSURED)                                                         5.30     10/01/2011         1,200,276
   4,000,000   CLARK COUNTY NV SERIES A (PROPERTY TAX REVENUE)+/-ss                    0.45     07/01/2027         4,000,000
   1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE, AMBAC
                  INSURED)                                                             5.00     07/01/2012         1,056,760
   1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE, NATL-RE
                  FGIC INSURED)                                                        5.25     07/01/2012         1,063,340
     935,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                                 4.80     10/01/2031           927,660
                                                                                                                   8,448,036
                                                                                                             ---------------
NEW HAMPSHIRE: 0.35%
   1,015,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                  (OTHER REVENUE, ACA INSURED)                                         5.90     01/01/2010         1,020,197
   3,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY ALICE PECK HEALTH
                  DAY SYSTEM SERIES A PREREFUNDED (HCFR)                               7.00     10/01/2029         3,060,540
   5,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY REFUNDING THE UNITED
                  ILLUMINATING SERIES A (PCR)+/-ss                                     6.88     12/01/2029         5,376,250
  12,875,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                  ILLUMINATING COMPANY PROJECT (PCR)+/-ss                              7.13     07/01/2027        13,858,264
                                                                                                                  23,315,251
                                                                                                             ---------------
NEW JERSEY: 0.35%
     905,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A (LEASE
                  REVENUE, GUARANTEE AGREEMENT)                                        4.00     12/01/2011           956,766
   2,225,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A (LEASE
                  REVENUE, GUARANTEE AGREEMENT)                                        4.00     12/01/2012         2,383,999
   8,560,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,
                  FGIC INSURED)                                                        5.00     06/15/2011         8,772,117
   2,270,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (OTHER REVENUE, FIRST SECURITY BANK INSURED)                         5.00     06/15/2010         2,299,601
   5,230,000   NEW JERSEY HFFA AHS HOSPITAL CORPORATION SERIES A (HOSPITAL
                  REVENUE)                                                             5.00     07/01/2010         5,345,269
   1,690,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                  (TOLL ROAD REVENUE, NATL-RE FGIC INSURED, SOCIETE GENERALE
                  LOC)+/-ss                                                            0.70     01/01/2018         1,690,000
   1,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES C2
                  (OTHER REVENUE, FIRST SECURITY BANK INSURED)+/-ss                    0.45     01/01/2024         1,000,000
     750,000   TOBACCO SETTLEMENT FINANCING CORPORATION SERIES 1A (OTHER
                  REVENUE)                                                             4.13     06/01/2010           757,868
                                                                                                                  23,205,620
                                                                                                             ---------------
NEW MEXICO: 0.23%
   3,950,000   FARMINGTON NM SOUTHERN CALIFORNIA EDISON SERIES A (ELECTRIC
                  REVENUE, FGIC INSURED)+/-ss                                          3.55     04/01/2029         3,977,690
   1,000,000   GALLUP NM TRI-STATE GENERATION (OTHER REVENUE, AMBAC INSURED)           5.00     08/15/2010         1,023,580
  10,565,000   PUEBLO OF SANDIA NM+/-ss                                                0.70     03/01/2015        10,565,000
                                                                                                                  15,566,270
                                                                                                             ---------------
NEW YORK: 2.92%
   2,000,000   DUTCHESS COUNTY NY IDAG IBM PROJECT (IDR)+/-ss                          5.45     12/01/2029         2,009,680
   3,180,000   GUILDERLAND INDUSTRIAL DEVELOPMENT AGENCY WILDWOOD PROJECT
                  SERIES A (OTHER REVENUE, KEYBANK NA LOC)+/-ss                        1.50     07/01/2032         3,180,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NEW YORK (continued)
$  1,000,000   HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT PUTTABLE (IDR)             5.00%    12/01/2010   $       997,280
  26,310,000   LONG ISLAND POWER AUTHORITY SERIES G (UTILITIES REVENUE,
                  FIRST SECURITY BANK INSURED)+/-ss                                    0.30     12/01/2029        26,310,000
  36,450,000   LONG ISLAND POWER AUTHORITY SERIES L (UTILITIES REVENUE,
                  FIRST SECURITY BANK INSURED)+/-ss                                    0.30     12/01/2029        36,450,000
  44,065,000   METROPOLITAN TRANSPORTATION AUTHORITY SERIES D-1
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK INSURED)+/-ss           0.35     11/01/2029        44,065,000
  40,575,000   NEW YORK NY LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES
                  4V (OTHER REVENUE, FIRST SECURITY BANK INSURED)+/-ss                 0.40     04/01/2022        40,575,000
   1,785,000   NEW YORK NY IDA YANKEE STADIUM PILOT (RECREATIONAL FACILITIES
                  REVENUE, GUARANTEE AGREEMENT)##                                      1.92     03/01/2011         1,737,019
   2,250,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT
                  (LEASE REVENUE)                                                      5.00     01/01/2010         2,263,275
   6,400,000   NEW YORK NY SERIES H-6 (PROPERTY TAX REVENUE, NATL-RE
                  INSURED)+/-ss                                                        0.45     08/01/2013         6,400,000
   1,500,000   NEW YORK NY SUBSERIES I8 (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.35     04/01/2036         1,500,000
   2,015,000   NEW YORK NY TERMINAL ONE GROUP ASSOCIATION PROJECT (LEASE
                  REVENUE)                                                             5.00     01/01/2011         2,067,612
   3,025,000   NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN HOSPITAL
                  MEDICAL CENTER SERIES A (HOSPITAL REVENUE, NATL-RE INSURED)          5.70     07/01/2013         3,060,151
   1,900,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                  MANAGEMENT PROJECT SERIES A (IDR)+/-ss                               4.55     05/01/2012         1,919,361
     650,000   NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
                  REVENUE)##                                                           4.94     01/01/2011           611,332
  12,900,000   NIAGARA FALLS BRIDGE COMMISSION SERIES A (TOLL ROAD REVENUE,
                  GUARANTEE AGREEMENT)+/-ss                                            0.35     10/01/2019        12,900,000
   4,000,000   PULASKI NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING)                                               3.00     08/13/2010         4,046,520
   2,750,000   SUFFOLK COUNTY NY JOHN P COHALAN COMPLEX (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.75     10/15/2013         2,783,138
                                                                                                                 192,875,368
                                                                                                             ---------------
NORTH CAROLINA: 1.08%
     250,000   ALBEMARLE CA HOSPITAL AUTHORITY HEALTHCARE FACILITIES
                  (HOSPITAL REVENUE)                                                   5.00     10/01/2010           253,245
  13,915,000   CHARLOTTE NC SERIES A (AIRPORT REVENUE, NATL-RE INSURED)+/-ss           6.00     07/01/2017        13,915,000
   6,600,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                  (ELECTRIC REVENUE, NATL-RE INSURED)                                  7.00     01/01/2013         7,101,666
  47,900,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH SERIES A
                  (NURSING HOME REVENUE)+/-ss                                          0.40     11/01/2028        47,900,000
   2,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY # 1 SERIES B (ELECTRIC
                  PLANT REVENUE)                                                       6.38     01/01/2013         2,050,220
                                                                                                                  71,220,131
                                                                                                             ---------------
NORTH DAKOTA: 0.12%
   1,700,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING HOME
                  REVENUE, NATL-RE INSURED)                                            5.50     06/01/2011         1,708,381
   1,195,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            5.30     08/15/2010         1,197,510
   1,675,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            6.63     12/01/2010         1,679,456
   3,200,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC PROJECTS
                  CONSTRUCTION NOTES SERIES A-2 (WATER & WASTEWATER
                  AUTHORITY REVENUE)+/-                                                3.25     10/01/2010         3,209,440
                                                                                                                   7,794,787
                                                                                                             ---------------
OHIO: 2.23%
   4,500,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A (ELECTRIC
                  REVENUE)                                                             5.00     02/01/2011         4,649,535

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
OHIO (continued)
$  7,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A (ELECTRIC
                  REVENUE)                                                             5.00%    02/01/2012   $     7,349,860
   1,900,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                  (OTHER REVENUE)                                                      4.13     06/01/2010         1,919,931
   1,285,000   CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS PROJECT SERIES
                  B (MFHR)                                                             4.00     11/01/2009         1,286,735
   3,630,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT
                  SERIES A (HOSPITAL REVENUE NATL-RE INSURED)                          5.50     01/15/2010         3,638,458
   1,105,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT
                  SERIES A (HOSPITAL REVENUE)                                          5.50     01/15/2011         1,107,365
   2,155,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT
                  SERIES B (HOSPITAL REVENUE, NATL-RE INSURED)                         5.40     01/15/2010         2,159,849
   1,750,000   DAYTON OH SERIES D (IDR)+/-                                             6.20     10/01/2009         1,750,158
     900,000   KENT STATE UNIVERSITY GENERAL RECEIPTS (COLLEGE AND
                  UNIVERSITY REVENUE, KEYBANK NA LOC)+/-ss                             1.30     05/01/2028           900,000
   3,000,000   MONTGOMERY OH CATHOLIC HEALTH SERIES C-2 (HOSPITAL REVENUE)+/-ss        4.10     10/01/2041         3,136,290
   6,580,000   NORTHWESTERN OHIO WATER & SEWER DISTRICT SERIES B (WATER
                  REVENUE)                                                             4.25     06/09/2010         6,637,838
  13,200,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY AIR QUALITY
                  DEVELOPMENT AUTHORITY POWER PROJECT (PCR, NATL-RE
                  INSURED)+/-ss                                                        4.85     08/01/2040        13,698,564
   1,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY POLLUTION
                  CONTROL SERIES A (IDR, KEYBANK NA LOC)+/-ss                          1.10     12/01/2023         1,000,000
  19,900,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  FIRST ENERGY SERIES D (INDUSTRIAL REVENUE)+/-ss                      4.75     08/01/2029        20,308,348
  10,000,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY POLLUTION FIRST ENERGY
                  SERIES B (INDUSTRIAL REVENUE)+/-ss                                   5.25     03/01/2023        10,278,200
  33,900,000   OHIO ST AIR QUALITY DEVELOPMENT AUTHORITY VARIOUS OHIO POWER
                  COMPANY PROJECT SERIES A (INDUSTRIAL REVENUE)+/-ss                   7.13     06/01/2041        34,964,799
   5,900,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRSTENERGY GENERATION
                  SERIES A (WATER REVENUE)+/-ss                                        4.75     08/01/2029         6,021,068
   1,865,000   OLMSTED FALLS OH ANTICIPATION NOTES                                     2.50     08/18/2010         1,879,883
     290,000   OLMSTED FALLS OH ANTICIPATION NOTES FIRE STATION                        2.50     08/18/2010           292,314
   1,130,000   PARMA HEIGHTS OH ANTICIPATION NOTES (PROPERTY TAX REVENUE)              2.25     09/08/2010         1,136,091
   3,540,000   TOLEDO OH ANTICIPATION NOTES (PROPERTY TAX REVENUE)                     3.00     10/22/2009         3,542,407
   4,000,000   TOLEDO OH SOLID WASTE (PROPERTY TAX REVENUE)                            3.13     10/22/2009         4,002,880
   4,280,000   TOLEDO OH SPECIAL GO (OTHER REVENUE)                                    4.00     06/01/2011         4,360,122
     320,000   WARRENSVILLE HEIGHTS OH ANTICIPATION NOTES EMERY WOODS
                  PROJECT SERIES 2 (SPECIAL FACILITIES REVENUE)                        3.50     11/24/2009           320,640
   4,000,000   WARRENSVILLE HEIGHTS OH ANTICIPATION NOTES SERIES 1 (PROPERTY
                  TAX REVENUE)                                                         3.50     02/03/2010         4,018,400
   4,497,000   WARRENSVILLE HEIGHTS OH ANTICIPATION NOTES SERIES 4 (PROPERTY
                  TAX REVENUE)                                                         2.75     09/16/2010         4,529,064
   2,183,936   WATERVILLE OH ANTIC NOTES (PROPERTY TAX REVENUE)                        3.50     08/05/2010         2,201,670
                                                                                                                 147,090,469
                                                                                                             ---------------
OKLAHOMA: 0.18%
   4,670,000   OKLAHOMA CITY AIRPORT TRUST LIEN 27TH SERIES B (AIRPORT
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.38     07/01/2011         4,790,066
     695,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                  SERIES D2 (HOUSING REVENUE, GNMA/FNMA INSURED)                       7.10     09/01/2028           702,576
   4,090,000   OKLAHOMA SCHOOL DISTRICT ANTICIPATION PROGRAM COP (PROPERTY
                  TAX REVENUE, STAID AID WITHHOLDING)                                  1.75     06/30/2010         4,098,139
     920,000   SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED (REAL ESTATE)            9.75     02/01/2013           946,634
   1,000,000   TULSA COUNTY OK INDUSTRIAL AUTHORITY JENKS PUBLIC SCHOOL
                  (LEASE REVENUE)                                                      5.00     09/01/2011         1,066,420
                                                                                                                  11,603,835
                                                                                                             ---------------
OREGON: 0.05%
   2,500,000   GILLIAM COUNTY OR WASTE MANAGEMENT SERIES A (OTHER REVENUE)+/-ss        6.00     08/01/2025         2,537,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
OREGON (continued)
$    710,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE
                  FAMILY MORTGAGE PROGRAM SERIES G (SFHR)                              4.70%    07/01/2025   $       687,841
                                                                                                                   3,225,066
                                                                                                             ---------------
PENNSYLVANIA: 5.06%
   3,965,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                  SERIES A (AIRPORT REVENUE, FGIC INSURED)+/-                          4.00     01/01/2010         3,972,454
   4,480,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)+/-ss                     4.00     01/01/2010         4,488,422
   4,995,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                  SERIES A (AIRPORT REVENUE, NATL-RE INSURED)+/-                       4.00     01/01/2011         5,023,322
  11,390,000   ALLEGHENY COUNTY AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
                  SERIES A-1 (AIRPORT REVENUE, NATL-RE INSURED)                        5.75     01/01/2010        11,512,215
   2,345,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH SYSTEM
                  WESTERN PENNSYLVANIA SERIES A (HOSPITAL REVENUE)                     5.00     11/15/2009         2,347,673
   1,795,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY HEALTH SYSTEM
                  WESTERN PENNSYLVANIA SERIES A (HOSPITAL REVENUE)                     5.00     11/15/2010         1,795,664
   7,000,000   ALLEGHENY COUNTY PA (SEWER REVENUE, NATL-RE INSURED)                    5.50     12/01/2020         7,422,730
   3,240,000   BEAVER COUNTY PA IDA FIRST ENERGY SERIES B (OTHER REVENUE)+/-ss         3.38     10/01/2047         3,240,000
   1,000,000   DELAWARE COUNTY PA AUTHORITY NEUMANN COLLEGE (COLLEGE &
                  UNIVERSITY REVENUE)                                                  5.13     10/01/2011         1,042,000
   4,790,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A
                  (RESOURCE RECOVERY REVENUE)                                          6.10     07/01/2013         4,796,467
  75,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY MODE 1 (OTHER
                  REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                             0.45     08/01/2016        75,800,000
   5,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2019         5,000,000
   6,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2020         6,300,000
  29,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
                  (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                      0.50     12/01/2020        29,500,000
   1,085,000   ERIE COUNTY PA HOSPITAL AUTHORITY HAMOT HEALTH FOUNDATION
                  SERIES A (HOSPITAL REVENUE, AMBAC INSURED)                           5.38     05/15/2010         1,087,506
   2,115,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                  REVENUE, FIRST SECURITY BANK INSURED)                                4.50     02/15/2013         2,120,034
   2,000,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                  APPRECIATION LIMITED OBLIGATION SERIES C (OTHER REVENUE)##           4.48     12/15/2010         1,895,520
  20,400,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D-1
                  (OTHER REVENUE, FIRST SECURITY BANK INSURED)+/-ss                    6.75     12/01/2033        21,039,336
   2,000,000   LANCASTER COUNTY PA SOLID WASTE MANAGEMENT AUTHORITY SERIES A
                  (OTHER REVENUE, AMBAC INSURED)                                       5.25     12/15/2009         2,017,980
   5,260,000   LUZERNE COUNTY PA IDA PENNSYLVANIA AMERICAN SERIES A
                  (UTILITIES REVENUE, AMBAC INSURED)+/-ss                              3.60     01/01/2033         5,261,999
   2,350,000   LYCOMING COUNTY PA AUTHORITY DIVINE PROVIDENCE HOSPITAL
                  (HOSPITAL REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)             5.38     11/15/2010         2,352,797
     455,000   MONROE COUNTY HOSPITAL AUTHORITY POCONO MEDICAL CENTER
                  (HOSPITAL REVENUE)                                                   5.00     01/01/2010           457,634
   1,185,000   MONTGOMERY COUNTY IDA RETIREMENT LIFE COMMUNITY SERIES A-1
                  (OTHER REVENUE)                                                      5.00     11/15/2010         1,213,713
   2,375,000   MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY
                  ABINGTON MEMORIAL HOSPITAL SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                       4.80     06/01/2010         2,391,910
   4,845,000   MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY
                  ABINGTON MEMORIAL HOSPITAL SERIES A (HOSPITAL REVENUE,
                  AMBAC INSURED)                                                       5.05     06/01/2013         4,876,541
   5,680,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)            5.00     10/15/2011         5,802,177
   4,075,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)            5.00     10/15/2012         4,182,458
   6,300,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE
                  AMBAC INSURED)                                                       4.50     12/01/2010         6,335,343
   2,000,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE,
                  AMBAC INSURED)                                                       4.50     12/01/2009         2,002,880
   8,100,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.00     12/01/2012         8,239,401

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PENNSYLVANIA (continued)
$  3,850,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (OTHER REVENUE,
                  AMBAC INSURED)                                                       5.00%    12/01/2013   $     3,893,005
   2,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                  (OTHER REVENUE)+/-ss                                                 3.60     09/01/2013         2,506,125
  59,350,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY SERIES
                  B (STUDENT LOAN REVENUE, FIRST SECURITY BANK INSURED)+/-ss           2.00     01/01/2017        59,350,000
   1,455,000   PHILADELPHIA PA (AIRPORT REVENUE, NATL-RE FGIC INSURED)                 5.38     06/15/2012         1,472,518
     500,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE (UTILITIES
                  REVENUE, AMBAC INSURED)                                              5.00     10/01/2013           523,125
  21,810,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES
                  A-2 (OTHER REVENUE, CITIZENS BANK LOC)+/-ss                          3.25     06/01/2038        21,810,000
   1,305,000   PHILADELPHIA PA COMMERCIAL DEVELOPMENT RED LION (IDR, PNC
                  BANK NA LOC)+/-ss                                                    4.50     12/01/2016         1,302,521
     805,000   PHILADELPHIA PA EIGHTEENTH SERIES (UTILITIES REVENUE, CIFG
                  INSURED)                                                             5.00     08/01/2011           835,719
   1,265,000   PHILADELPHIA PA GAS WORKS 1998 GENERAL ORDINANCE 7TH SERIES
                  (UTILITIES REVENUE, AMBAC INSURED)                                   4.00     10/01/2010         1,283,229
   1,705,000   PHILADELPHIA PA GENERAL ORDINANCE SERIES A (UTILITIES REVENUE)          5.00     08/01/2012         1,791,716
   3,800,000   PHILADELPHIA PA REDEVELOPMENT AUTHORITY NEIGHBORHOOD
                  TRANSFORMATION SERIES A (OTHER REVENUE, NATL-RE FGIC
                  INSURED)                                                             5.25     04/15/2011         3,938,662
   1,850,000   SCHUYLKILL COUNTY IDA PINE GROVE LANDFILL INCORPORATED
                  (IDR)+/-ss                                                           6.25     10/01/2019         1,875,789
                                                                                                                 334,100,585
                                                                                                             ---------------
PUERTO RICO: 2.29%
  15,500,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE,
                  NATL-RE INSURED)+/-ss(a)(m)(n)                                       0.86     07/01/2011        14,492,500
   1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                  INSURED)+/-ss(a)(m)(n)                                               1.07     07/01/2011           975,038
   1,895,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                  5.25     07/01/2010         1,939,741
     815,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES SS (ELECTRIC
                  REVENUE)                                                             5.00     07/01/2010           829,833
   1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC
                  REVENUE)                                                             5.00     07/01/2010         1,018,200
       5,000   PUERTO RICO HFA SERIES 2984 (HOUSING REVENUE, HUD INSURED)+/-ss         0.40     06/01/2012             5,000
     100,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
                  (OTHER REVENUE, ASSURED GUARANTY)+/-ss                               0.37     07/01/2036           100,000
     900,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 246
                  (TOLL ROAD REVENUE, FIRST SECURITY BANK INSURED)+/-ss++              1.00     07/01/2027           900,000
  10,690,000   PUERTO RICO HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)            4.75     10/01/2011        10,711,808
  18,460,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
                  (OTHER REVENUE)+/-ss                                                 1.05     10/01/2040        18,460,000
   2,315,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK INSURED)                                5.63     08/01/2010         2,346,577
  94,500,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                  A (SALES TAX REVENUE)+/-ss                                           5.00     08/01/2039        98,447,265
     990,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                  REVENUE)                                                             5.00     06/01/2010         1,004,840
                                                                                                                 151,230,802
                                                                                                             ---------------
RHODE ISLAND: 0.65%
  40,525,000   NARRAGANSETT BAY COMMISSION SERIES A (SEWER REVENUE, CITIZENS
                  BANK LOC)+/-ss                                                       0.55     09/01/2034        40,525,000
     655,000   PROVIDENCE RI PUBLIC BUILDING AUTHORITY SCHOOL & PUBLIC
                  FACILITY PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)             5.38     12/15/2011           670,969
   1,420,000   RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION HOMEOWN
                  OPPORTUNITY SERIES 50-A (HOUSING REVENUE)                            3.55     10/01/2011         1,471,858
                                                                                                                  42,667,827
                                                                                                             ---------------
SOUTH CAROLINA: 1.67%
   3,580,000   ANDERSON COUNTY SC (IDR)+/-                                             4.75     08/01/2010         3,593,353
   7,000,000   GREENVILLE HOSPITAL SYSTEM BOARD FACILITIES SERIES B (HCFR,
                  SUNTRUST BANK LOC)+/-ss                                              0.90     05/01/2033         7,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SOUTH CAROLINA (continued)
$  2,010,000   ORANGEBURG COUNTY SC ORANGEBURG JOINT GOVERNMENT ACTION
                  AUTHORITY (HCFR, NATL-RE  INSURED)                                   5.00%    04/01/2011   $     2,072,833
     330,000   ORANGEBURG COUNTY SC SCHOOL DISTRICT # 005 SERIES B (LEASE
                  REVENUE, AMBAC INSURED)                                              4.10     03/01/2010           334,399
   4,075,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (HOSPITAL
                  REVENUE, NATL-RE INSURED)                                            5.00     10/01/2011         4,238,734
   2,250,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY ORANGEBURG
                  COUNTY SERIES C (HOSPITAL REVENUE, NATL-RE INSURED)                  5.00     10/01/2010         2,314,193
   2,050,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY ORANGEBURG
                  PROJECT (SALES TAX REVENUE, NATL-RE INSURED)                         5.00     10/01/2009         2,050,164
   1,300,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY SERIES C
                  (HOSPITAL REVENUE, NATL-RE INSURED)                                  5.00     04/01/2010         1,319,357
   5,220,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY HOSPICE OF
                  LAURENS COUNTY INCORPORATED (HCFR, SUNTRUST BANK LOC)+/-ss           0.85     09/01/2034         5,220,000
  40,800,000   SOUTH CAROLINA PALMETTO HEALTH (HOSPITAL REVENUE)+/-ss                  1.15     08/01/2039        38,392,800
     620,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  SERIES A (HOUSING REVENUE, AMBAC INSURED)                            3.60     07/01/2033           590,128
   2,000,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  SERIES B (HOUSING REVENUE)                                           4.13     10/01/2009         2,000,060
  32,510,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SOUTH
                  CAROLINA (TOBACCO SETTLEMENT REVENUE)                                5.00     06/01/2018        32,520,728
   5,655,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SOUTH
                  CAROLINA SERIES B (OTHER REVENUE)                                    6.00     05/15/2022         5,947,307
   3,000,000   YORK COUNTY SC PCR SERIES B (SEWER REVENUE)+/-ss                        2.25     09/15/2024         3,002,400
                                                                                                                 110,596,456
                                                                                                             ---------------
SOUTH DAKOTA: 0.03%
   1,920,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY HOMEOWNERSHIP
                  MORTGAGE SERIES A (HOUSING REVENUE)                                  3.85     05/01/2011         1,984,301
                                                                                                             ---------------
TENNESSEE: 3.77%
   9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                1.60     07/01/2036         9,000,000
   2,685,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                  GAS REVENUE)                                                         5.00     12/15/2012         2,785,983
   4,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (UTILITIES
                  REVENUE)                                                             5.00     12/15/2010         4,087,920
  20,570,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (HCFR,
                  NATL-RE INSURED)                                                     7.75     07/01/2029        23,534,137
   1,685,000   FRANKLIN COUNTY TN ANDREWS SEWANEE SCHOOL PROJECT (PRIVATE
                  SCHOOLS REVENUE, AMSOUTH BANK)+/-ss                                  2.00     09/01/2019         1,685,000
   2,190,000   JACKSON TN EDUCATIONAL FACILITIES TRINITY CHRISTIAN (PRIVATE
                  SCHOOLS REVENUE, AMSOUTH BANK LOC)+/-ss                              2.00     03/01/2022         2,190,000
   8,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES PREREFUNDED
                  (EDUCATIONAL FACILITIES REVENUE, NATL-RE INSURED)                    7.50     07/01/2025         9,102,880
   6,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES A
                  (HOSPITAL REVENUE, NATL-RE INSURED)                                  7.50     07/01/2033         6,827,160
   7,200,000   KNOX COUNTY TN EDUCATIONAL & HOUSING FACILITIES BOARD JOHNSON
                  BIBLE COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  AMSOUTH BANK LOC)+/-ss                                               1.60     08/01/2036         7,200,000
   7,000,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                  COOKEVILLE REGIONAL PROJECT SERIES A-2 (HOSPITAL REVENUE,
                  REGIONS BANK LOC)+/-ss                                               3.00     10/01/2026         7,000,000
  17,000,000   MEMPHIS TN LANE COLLEGE PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, REGIONS BANK LOC)+/-ss                                      1.60     10/01/2033        17,000,000
   3,575,000   METRO GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN DONELSON
                  CHRISTIAN ACADEMY (PRIVATE SCHOOLS REVENUE, REGIONS BANK
                  LOC)+/-ss                                                            2.00     03/01/2023         3,575,000
  10,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY CLAIBORNE (OTHER
                  REVENUE, COUNTY GUARANTEED)                                          4.00     12/01/2010        10,217,400
   4,500,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
                  CONSTRUCTION NOTES TAUD SERIES A-5 (UTILITIES REVENUE)+/-            3.00     04/01/2010         4,500,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TENNESSEE (continued)
$ 10,600,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
                  CONTRACT NOTES SERIES A-6 (OTHER REVENUE)+/-                         3.00%    04/01/2010   $    10,636,358
  29,900,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY SERIES K-1 (OTHER
                  REVENUE)+/-ss                                                        0.85     06/01/2034        29,900,000
   4,900,000   SHELBY COUNTY TN SOUTHERN COLLEGE OF OPTOMETRY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANKS PLC
                  LOC)+/-ss                                                            0.60     06/01/2026         4,900,000
  18,000,000   SHELBY COUNTY TN ST. GEORGES INDEPENDENT SCHOOL PROJECT
                  (OTHER REVENUE, REGIONS BANKS LOC)+/-ss                              1.60     08/01/2034        18,000,000
   2,110,000   SHELBY COUNTY TN ST. PETER VILLAGE PROJECT (HCFR REVENUE,
                  ALLIED IRISH BANKS PLC LOC)+/-ss                                     0.60     11/01/2022         2,110,000
   3,200,000   SHELBY COUNTY TN YOUTH VILLAGE PROJECT (OTHER REVENUE, ALLIED
                  IRISH BANKS PLC LOC)+/-ss                                            0.60     05/01/2016         3,200,000
  12,450,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2011        13,016,849
   2,670,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2013         2,831,188
   4,380,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                  GAS REVENUE)                                                         5.00     09/01/2014         4,627,777
  14,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER
                  REVENUE)                                                             5.00     09/01/2010        14,897,590
   5,570,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (OTHER
                  REVENUE)                                                             5.00     09/01/2012         5,899,187
   3,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                  GAS REVENUE)                                                         5.00     02/01/2010         3,033,120
   8,785,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                  GAS REVENUE)                                                         5.00     02/01/2011         9,076,926
   4,915,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                  REVENUE)                                                             5.00     02/01/2012         5,160,652
   5,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                  REVENUE)                                                             5.00     02/01/2013         5,272,350
   1,665,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                  REVENUE)                                                             5.00     02/01/2014         1,753,628
   6,000,000   WILSON COUNTY TN KNIGHT LEASING COMPANY PROJECT (IDR, REGIONS
                  BANK LOC)+/-ss                                                       1.75     05/01/2020         6,000,000
                                                                                                                 249,021,150
                                                                                                             ---------------
TEXAS: 8.20%
   6,250,000   ALEDO TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                          1.90     08/01/2035         6,267,063
  10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.00     08/15/2034        10,024,300
   3,945,000   AUSTIN TX HOUSING FINANCE CORPORATION STONY CREEK PRINCETON
                  SERIES A PREREFUNDED (HOUSING REVENUE)                               7.75     11/01/2029         4,042,599
   3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                  COMPANY (OTHER REVENUE)                                              5.25     10/01/2011         3,026,580
     500,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                  COMPANY SERIES B-1 (OTHER REVENUE)+/-ss                              5.50     05/15/2033           513,900
  10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                  COMPANY SERIES B-3 (OTHER REVENUE)+/-ss                              5.50     05/15/2033        10,278,000
     150,000   COASTAL BEND HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
                  CHRISTUS HEALTH SUB-SERIES B-2 (HCFR, FIRST SECURITIES
                  BANK INSURED)+/-ss                                                   1.48     07/01/2031           150,000
   6,445,000   DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, XLCA
                  COMPANY INSURED)                                                     5.00     11/01/2010         6,465,302
   1,555,000   DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, XLCA
                  COMPANY INSURED)                                                     5.00     11/01/2012         1,558,561
   1,465,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)             5.00     10/01/2011         1,522,985
  10,000,000   GEORGETOWN TX WESLEYAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, REGIONS BANK LOC)+/-ss                                      1.60     08/01/2036        10,000,000
   3,750,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION METHODIST HOSPITAL SYSTEM SERIES B-1 (HOSPITAL
                  REVENUE)+/-ss                                                        5.00     12/01/2028         4,059,563
   2,355,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  MEMORIAL HOSPITAL SYSTEM PROJECT SERIES A (HCFR, NATL-RE
                  INSURED)                                                             6.00     06/01/2010         2,405,326
   1,255,000   HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION
                  HOSPITAL INCORPORATED PROJECT (HOSPITAL REVENUE)                     5.00     08/15/2011         1,280,351
  11,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                  INSURED)+/-ss                                                        5.00     05/15/2034        11,542,520
   3,625,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                  INSURED)+/-ss                                                        5.00     05/15/2034         3,803,785

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TEXAS (continued)
$  3,000,000   HOUSTON TX SUB LIEN SERIES A (AIRPORT REVENUE, FIRST SECURITY
                  BANK INSURED)                                                        5.75%    07/01/2011   $     3,086,400
   2,200,000   HOUSTON TX SUB LIEN SERIES B (AIRPORT REVENUE, NATL-RE FGIC
                  INSURED)                                                             5.25     07/01/2011         2,205,676
   7,725,000   HOUSTON TX WATER CONVEYANCE SUBCONTRACT COP SERIES J (LEASE
                  REVENUE, AMBAC INSURED)                                              6.25     12/15/2012         8,484,368
   2,425,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT SERIES 2690 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK INSURED)+/-ss                       0.85     08/01/2012         2,425,000
   8,000,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                  JOSEPH HEALTH SYSTEMS SERIES A+/-ss                                  3.05     07/01/2030         8,061,440
   4,500,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 (INDUSTRIAL
                  REVENUE)+/-ss                                                        5.13     06/01/2030         4,596,075
   4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION
                  CHILDREN'S MEDICAL CENTER PROJECT (HOSPITAL REVENUE,
                  NATL-RE INSURED)                                                     5.75     08/15/2013         4,240,533
  35,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTABLE SERIES L2
                  (TOLL ROAD REVENUE)+/-ss                                             6.00     01/01/2038        38,568,265
  10,415,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES G (TOLL ROAD
                  REVENUE)+/-ss                                                        5.00     01/01/2038        10,503,319
  60,500,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E-1 (OTHER REVENUE)+/-ss           5.00     01/01/2038        61,013,040
   9,000,000   NORTHSIDE TEXAS INDEPENDENT SCHOOL DISTRICT BUILDING
                  (PROPERTY TAX REVENUE)+/-ss                                          2.10     06/01/2039         9,055,080
   2,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TEXAS GAS
                  SUPPLY REVENUE (UTILITIES REVENUE)                                   5.00     08/01/2010         2,563,275
  13,425,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TEXAS GAS
                  SUPPLY REVENUE (UTILITIES REVENUE)                                   5.00     08/01/2011        14,013,552
   4,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-ss            3.63     12/01/2027         4,096,280
   6,895,000   SHERMAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                  (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                          1.90     08/01/2036         6,913,823
  18,800,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER
                  REVENUE, COMPASS BANK LOC)+/-ss                                      0.95     08/15/2046        18,800,000
  28,550,000   TARRANT COUNTY TX TEXAS HEALTH RESOURCES (HCFR)+/-ss                    0.75     11/15/2033        28,550,000
  55,835,000   TEXAS MOBILITY FUND SERIES B (PROPERTY TAX REVENUE)+/-ss                2.15     04/01/2030        55,835,000
   2,695,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                  LIEN SERIES D (OTHER REVENUE)                                        5.00     12/15/2009         2,706,481
   4,055,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                  A (OTHER REVENUE)                                                    5.00     12/15/2011         4,180,624
   4,785,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                  B (UTILITIES REVENUE)+/-                                             0.53     12/15/2009         4,751,505
  69,650,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                           0.87     09/15/2017        62,667,588
  59,060,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (NATURAL GAS REVENUE)+/-ss                                           0.90     09/15/2017        53,818,425
     340,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II
                  (UTILITIES REVENUE)+/-                                               0.60     09/15/2010           334,900
  22,000,000   TEXAS STATE LINKED SAVERS & RIBS (PROPERTY TAX REVENUE)                 6.20     09/30/2011        23,243,000
  25,750,000   TEXAS TRANSPORTATION COMMISSION FIRST TIER (TOLL ROADS
                  REVENUE)+/-ss                                                        5.00     08/15/2042        26,358,988
   3,400,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY
                  DISTRICT # 1 POWER COMPANY (ELECTRIC REVENUE)                        4.50     07/01/2011         3,487,482
                                                                                                                 541,500,954
                                                                                                             ---------------
UTAH: 1.07%
     140,000   UTAH HFA SFMR (HOUSING REVENUE, FHA INSURED)                            6.00     01/01/2031           140,651
   6,475,000   UTAH HOUSING CORPORATION SFMR SERIES A-1 CLASS 1 (HOUSING
                  REVENUE)+/-ss                                                        3.25     07/01/2037         6,475,000
   7,000,000   UTAH HOUSING CORPORATION SFMR SERIES E CLASS 1 (HOUSING
                  REVENUE)+/-ss                                                        3.25     01/01/2037         7,000,000
   6,585,000   UTAH HOUSING CORPORATION SFMR SERIES F-1 CLASS 1 (HOUSING
                  REVENUE)+/-ss                                                        3.25     01/01/2037         6,585,000
  13,850,000   UTAH HOUSING CORPORATION SFMR SERIES G (HOUSING REVENUE)+/-ss           3.25     01/01/2037        13,850,000
  32,800,000   UTAH STATE BOARD OF REGENTS SERIES A (OTHER REVENUE, DEPFA
                  BANK PLC LOC)+/-ss                                                   2.80     11/01/2023        32,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
UTAH (continued)
$  4,050,000   WEBER COUNTY UTAH IDR US HOLDINGS MANUFACTURING PROJECT (IDR,
                  SUNTRUST BANK LOC)+/-ss                                              1.05%    03/01/2027   $     4,050,000
                                                                                                                  70,900,651
                                                                                                             ---------------
VERMONT: 0.01%
     360,000   VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR,
                  FIRST SECURITY BANK INSURED)                                         4.95     05/01/2032           362,012
                                                                                                             ---------------
VIRGINIA: 1.37%
  10,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT
                  (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                              0.85     10/01/2037        10,000,000
  15,025,000   ALEXANDRIA IDA AMERICAN SOCIETY CLINICAL SERIES B (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.90     10/01/2043        15,025,000
   1,160,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER
                  REVENUE)+/-ss                                                        4.80     04/01/2027         1,172,203
  43,860,000   FAIRFAX COUNTY VA IDA INNOVATIONAL HEALTH SYSTEM PROJECT
                  SERIES C-2 (HOSPITAL REVENUE)+/-ss                                   0.40     05/15/2026        43,860,000
   3,965,000   LOUDOUN COUNTY VA HILL SCHOOL PROJECT (IDR, SUNTRUST BANK
                  LOC)+/-ss                                                            0.85     03/01/2032         3,965,000
   1,050,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                  SERIES A (IDR)+/-ss                                                  4.25     09/01/2030         1,057,098
   5,000,000   PENINSULA PORTS AUTHORITY DOMINION TERM ASSOCIATION PROJECT
                  (OTHER REVENUE)+/-ss                                                 5.00     10/01/2033         5,108,850
   5,000,000   SPOTSYLVANIA COUNTY VA CIVIL WAR PRESERVATION PROJECT (OTHER
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     0.85     04/01/2027         5,000,000
   3,700,000   VIRGINIA BEACH VA RESIDENTIAL RENTAL SILVER HILL (HOUSING
                  REVENUE, SUNTRUST BANK LOC)+/-ss                                     1.10     05/01/2025         3,700,000
   1,355,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D (HOUSING
                  REVENUE, GO OF AUTHORITY)                                            5.13     10/01/2010         1,385,596
                                                                                                                  90,273,747
                                                                                                             ---------------
WASHINGTON: 0.54%
   3,885,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                  DISTRICT (SALES TAX REVENUE, GO OF DISTRICT)                         5.00     12/01/2011         4,012,117
   1,500,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                  DISTRICT SERIES A (OTHER REVENUE, GO OF DISTRICT)                    4.75     12/01/2011         1,522,965
     560,000   GREATER WENATCHEE REGIONAL EVENTS CENTER PUBLIC FACILITIES
                  DISTRICT SERIES A (OTHER REVENUE, GO OF DISTRICT)                    5.25     12/01/2011           573,048
   5,825,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)            5.25     12/01/2014         5,891,463
   1,000,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, NATL-RE FGIC
                  INSURED)+/-ss                                                        5.50     09/01/2011         1,062,950
   1,000,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GROUP
                  HEALTH COOPERATIVE OF PUGET SOUND (HCFR, AMBAC INSURED)              5.25     12/01/2009         1,003,720
   4,625,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY PARS
                  PROVIDENCE HEALTH SYSTEM SERIES B (HCFR)+/-(a)(m)(n)                 0.18     10/01/2010         4,486,250
   4,910,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SEATTLE
                  CANCER CARE (HCFR, KEYBANK NA LOC)+/-ss                              1.30     02/01/2038         4,910,000
     440,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY WASHINGTON
                  HEALTH SERVICES (HCFR)                                               5.00     07/01/2010           446,415
     570,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY WASHINGTON
                  HEALTH SERVICES (HCFR)                                               5.00     07/01/2011           586,735
     560,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY WASHINGTON
                  HEALTH SERVICES (HCFR)                                               5.00     07/01/2012           581,532
   3,065,000   WASHINGTON STATE HEALTH CARE FACILITIES GROUP HEALTH
                  COOPERATIVE PUGET SOUND (HCFR, NATL-RE INSURED)                      6.75     12/01/2011         3,069,873
   5,400,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY SKYLINE AT FIRST
                  HILL PROJECT SERIES C (HCFR, BANK OF AMERICA NA LOC)+/-ss            0.33     01/01/2038         5,400,000
   2,100,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #
                  1ENERGY NORTHWEST (ELECTRIC REVENUE, FIRST SECURITY BANK
                  INSURED)+/-ss(a)(m)(n)                                               0.95     07/01/2011         1,988,961
                                                                                                                  35,536,029
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WEST VIRGINIA: 0.90%
$  5,015,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN
                  POWER COMPANY AMOS PROJECT SERIES E (OTHER REVENUE)+/-ss             7.13%    12/01/2038   $     5,161,990
  54,250,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY PALLOTTINE
                  HEALTH SERIES A-1 (HOSPITAL REVENUE, FIFTH THIRD BANK
                  LOC)+/-ss                                                            1.25     10/01/2033        54,250,000
                                                                                                                  59,411,990
WISCONSIN: 2.81%
   6,750,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED PREREFUNDED (OTHER REVENUE)                             6.13     06/01/2027         7,401,645
   1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                     4.50     05/01/2011         1,010,470
  20,520,000   MARSHFIELD WI BOND ANTICIPATION NOTES SERIES C (ELECTRIC
                  REVENUE)                                                             4.00     12/01/2010        20,912,753
     780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                  NOTES (SEWER REVENUE)                                                4.50     05/01/2011           781,700
  16,605,000   WISCONSIN STATE HEFA (HCFR, M&I BANK LOC)+/-ss                          1.60     04/01/2027        16,605,000
   1,500,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED (HCFR,
                  NATL-RE INSURED)                                                     5.00     08/15/2010         1,503,135
  10,600,000   WISCONSIN STATE HEFA AURORA HEALTH CARE OBLIGATED (HCFR,
                  NATL-RE INSURED)                                                     5.25     08/15/2012        10,614,734
   1,850,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US BANK
                  NA LOC)+/-ss                                                         0.35     10/01/2031         1,850,000
  12,385,000   WISCONSIN STATE HEFA JOSEPHS COMMUNITY HOSPITAL PROJECT
                  (HCFR, MARSHALL & ISLEY BANK LOC)+/-ss                               2.00     09/01/2021        12,385,000
   1,000,000   WISCONSIN STATE HEFA MERITER SERIES A (HCFR, FGIC INSURED)              6.30     12/01/2009         1,006,160
  23,165,000   WISCONSIN STATE HEFA RIPON COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, M&I BANK LOC)+/-ss                                          2.32     06/01/2036        23,165,000
   4,658,000   WISCONSIN STATE HEFA SINAI SAMARITAN SERIES A (HCFR, M&I BANK
                  LOC)+/-ss                                                            2.32     09/01/2019         4,658,000
   1,200,000   WISCONSIN STATE HEFA ST. JOSEPH'S COMMUNITY HOSPITAL PROJECT
                  (HCFR, MARSHALL & ISLEY BANK LOC)+/-ss                               2.00     09/01/2030         1,200,000
   1,105,000   WISCONSIN STATE HEFA THE DAY CARE INCORPORATED SERIES B
                  (HOSPITAL REVENUE)                                                   4.00     12/15/2009         1,109,508
  21,030,000   WISCONSIN STATE HEFA WAUSAU HOSPITAL (HCFR, AMBAC INSURED,
                  M&I BANK LOC)+/-ss                                                   2.52     08/15/2024        21,030,000
  10,250,000   WISCONSIN STATE HEFA WAUSAU HOSPITAL SERIES B (HCFR, AMBAC
                  INSURED, M&I BANK LOC)+/-ss                                          2.15     08/15/2013        10,250,000
  50,000,000   WISCONSIN STATE HEFA WHEATON FRANCISCAN SYSTEMS (HCFR, AMBAC
                  INSURED, JPMORGAN CHASE & BANK LOC)+/-ss                             0.28     08/15/2036        50,000,000
                                                                                                                 185,483,105
                                                                                                             ---------------
WYOMING: 0.10%
   6,925,000   LINCOLN COUNTY WY PCR PACIFICORP (OTHER REVENUE)+/-ss                   3.40     01/01/2016         6,958,355
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $6,468,921,829)                                                            6,501,782,966
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.54%
   101,711,747  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++         0.22%(s)                  101,711,747
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $101,711,747)                                                                 101,711,747
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,570,633,576)*                                                     100.00%                           $ 6,603,494,713
OTHER ASSETS AND LIABILITIES, NET                                            0.00                                     47,419
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $ 6,603,542,132
                                                                           ======                            ===============

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++ SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $101,711,747.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $6,570,623,904 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $36,827,592
GROSS UNREALIZED DEPRECIATION    (3,956,783)
                                -----------
NET UNREALIZED APPRECIATION     $32,870,809

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 98.35%
ALABAMA: 0.66%
$    740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                  GUARANTEE AGREEMENT)                                                 5.00%    06/01/2011   $       786,709
                                                                                                             ---------------
GUAM: 3.06%
     485,000   GUAM GOVERNMENT LIMITED OBLIGATION INFRASTRUCTURE IMPROVEMENT
                  SERIES A (SALES TAX REVENUE, AMBAC INSURED)                          5.25     11/01/2009           484,064
   1,000,000   GUAM GOVERNMENT LIMITED SERIES A (GO - STATES, TERRITORIES,
                  FIRST SECURITY BANK INSURED)                                         5.50     12/01/2010         1,043,300
     500,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT REVENUE,
                  NATL-RE INSURED)                                                     5.38     10/01/2017           521,440
       5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE, AMBAC INSURED)         5.25     10/01/2013             5,017
     500,000   TERRITORY OF GUAM SECTION 30 SERIES A (OTHER REVENUE)                   5.00     12/01/2013           523,830
   1,000,000   TERRITORY OF GUAM SECTION 30 SERIES A (OTHER REVENUE)                   5.50     12/01/2019         1,047,120
                                                                                                                   3,624,771
                                                                                                             ---------------
PUERTO RICO: 45.70%
     250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
                  (EXCISE TAX REVENUE)                                                 4.13     05/15/2011           255,140
     250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-BACKED
                  (EXCISE TAX REVENUE)                                                 5.00     05/15/2011           258,590
   2,000,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE, NATL-RE
                  INSURED)+/-ss(a)(m)(n)                                               0.86     07/01/2011         1,870,000
      25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE, NATL-RE
                  INSURED)                                                             6.25     07/01/2012            28,577
   3,000,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY FLOATERS SERIES 2601
                  (WATER REVENUE, GUARANTEE AGREEMENT)+/-ss                            0.35     07/01/2047         3,000,000
   1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                  INSURED)+/-ss(a)(m)(n)                                               1.07     07/01/2011           975,038
     100,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (OTHER REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.25     07/01/2020           110,279
   1,250,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT SERIES A
                  (PROPERTY TAX REVENUE, ASSURED GUARANTY)+/-ss                        0.28     07/01/2020           921,463
     350,000   PUERTO RICO COMMONWEALTH REFUNDING (OTHER REVENUE, FGIC INSURED)        5.50     07/01/2013           374,157
     200,000   PUERTO RICO COMMONWEALTH REFUNDING INSURED PUBLIC IMPROVEMENT
                  SERIES A (FUEL SALES TAX REVENUE, NATL-RE INSURED)                   5.50     07/01/2016           216,970
   1,000,000   PUERTO RICO COMMONWEALTH REFUNDING PUBLIC IMPROVEMENT SERIES
                  A-AGC-ICC (SALES TAX REVENUE, GUARANTEE AGREEMENT)                   5.50     07/01/2018         1,135,080
     170,000   PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE)        4.00     07/01/2010           170,802
     355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                  SERIES O (ELECTRIC REVENUE)##                                        3.50     07/01/2017           270,801
     650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE,
                  CIFG INSURED)                                                        5.00     07/01/2013           689,878
     900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC REVENUE,
                  XLCA INSURED)                                                        5.25     07/01/2012           949,536
     100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE
                  XLCA INSURED)                                                        5.00     07/01/2011           103,472
     500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)          5.00     07/01/2011           517,360
     500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)          5.25     07/01/2033           510,865
      55,000   PUERTO RICO HFA (HFFA, HUD INSURED)                                     4.50     12/01/2009            55,316
     170,000   PUERTO RICO HFA (HFFA, HUD INSURED)                                     5.00     12/01/2014           185,778
     500,000   PUERTO RICO HFA (HOUSING REVENUE)                                       5.50     12/01/2018           569,000
   4,220,000   PUERTO RICO HFA FEDERAL MODERNIZATION (HOUSING REVENUE)                 5.13     12/01/2027         4,471,428
   1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX
                  REVENUE, NATL-RE INSURED)                                            5.50     07/01/2013         1,610,835
   1,000,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY REFUNDING SERIES L
                  (TRANSPORTATION REVENUE, CIFG INSURED)                               5.25     07/01/2019         1,044,950
   1,000,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2148
                  (TOLL ROAD REVENUE, CIFG INSURED)+/-ss                               0.95     07/01/2041         1,000,000
   4,150,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES 2447
                  (OTHER REVENUE, ASSURED GUARANTY)+/-ss                               0.37     07/01/2036         4,150,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
PUERTO RICO (continued)
$    165,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
                  SALES TAX REVENUE, AMBAC INSURED)                                    5.50%    07/01/2013   $       177,192
     300,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES W (FUEL
                  SALES TAX REVENUE, FIRST SECURITY BANK INSURED)                      5.50     07/01/2013           319,527
     240,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                  REVENUE, FHA INSURED)+/-ss                                           5.50     06/01/2021           240,000
   2,090,000   PUERTO RICO HOUSING VIVIENDA MODERNIZATION (HOUSING REVENUE)            4.75     10/01/2011         2,094,264
     535,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENT
                  CONTROL FACILITIES FINANCING AUTHORITY INTERMEDIATE AMERICAN
                  UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE, NATL-RE
                  INSURED)                                                             5.00     10/01/2010           538,510
     405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
                  CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
                  SYSTEM PROJECT (COLLEGE & UNIVERSITY REVENUE)                        5.00     12/01/2009           405,316
      25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR)                           6.50     11/15/2020            26,000
      60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR, FHA INSURED)              5.88     08/01/2012            60,190
     195,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR. PILA HOSPITAL PROJECT A (HCFR, NATL-RE INSURED)          5.50     07/01/2017           195,105
     600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES UNIVERSITY PLAZA PROJECT
                  SERIES A (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)             5.63     07/01/2013           609,870
  12,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
                  (OTHER REVENUE)+/-ss                                                 1.05     10/01/2040        12,000,000
   3,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES C (TAX
                  REVENUE, FGIC INSURED)                                               5.50     07/01/2022         3,148,620
     105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                  REVENUE, CIFG INSURED)                                               5.25     07/01/2017           110,415
      30,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES D PREREFUNDED (LEASE REVENUE)                                 5.13     07/01/2024            33,041
      10,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES D UNREFUNDED (LEASE REVENUE)                                  5.13     07/01/2024            10,011
   1,500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES F (LEASE REVENUE, CIFG INSURED)                               5.25     07/01/2017         1,530,465
   1,465,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY PREREFUNDED (LEASE
                  REVENUE, AMBAC INSURED)ss##                                          3.18     07/01/2030         1,483,356
   1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                  APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)                5.13     06/01/2024         1,749,525
   2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A
                  (SALES TAX REVENUE)                                                  6.38     08/01/2039         2,257,900
   1,185,000   UNIVERSITY OF PUERTO RICO SERIES P (COLLEGE & UNIVERSITY REVENUE)       5.00     06/01/2017         1,228,407
     500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY REVENUE)       5.00     06/01/2016           523,030
                                                                                                                  54,186,059
                                                                                                             ---------------
TEXAS: 1.68%
   2,000,000   TARRANT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND INTEREST
                  SINGLE FAMILY MORTGAGE (HOUSING REVENUE, NATL-RE INSURED)##          2.70     09/15/2016         1,657,020
     320,000   WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                  GUARANTEE AGREEMENT)                                                 5.00     08/01/2010           331,421
                                                                                                                   1,988,441
                                                                                                             ---------------
VIRGIN ISLANDS: 7.34%
     400,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS
                  (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss                             4.50     05/15/2010           404,844
     255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS
                  (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss                             4.60     05/15/2011           262,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
VIRGIN ISLANDS (continued)
$    150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, ACA GO INSURED)                                             5.85%    12/01/2014   $       148,409
     250,000   VIRGIN ISLANDS  PFA (SALES TAX REVENUE, NATL-RE INSURED)                5.00     10/01/2016           260,055
     125,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK INSURED)         4.00     10/01/2010           128,111
     590,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY BANK INSURED)         5.00     10/01/2014           646,304
     250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX REVENUE, FGIC
                  INSURED)                                                             5.00     10/01/2012           262,875
   1,000,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER
                  REVENUE)                                                             6.75     10/01/2037         1,067,500
   1,000,000   VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                               5.25     10/01/2019         1,021,670
     200,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTE SERIES A
                  (SEWER REVENUE)                                                      5.00     10/01/2010           205,584
     180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A (OTHER REVENUE)                 5.20     10/01/2009           180,016
      10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                             7.30     10/01/2018            12,638
   2,000,000   VIRGIN ISLANDS SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA INSURED)      5.50     10/01/2014         2,012,200
   1,000,000   VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A (SEWER REVENUE)               5.00     10/01/2014         1,042,030
     500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE,
                  NATL-RE INSURED)                                                     5.30     07/01/2021           501,290
     250,000   VIRGIN ISLANDS WATER & POWER AUTHORITY REFUNDING ASSET GUARANTY
                  IBCC (WATER REVENUE, RADIAN-IBCC INSURED)                            5.38     07/01/2010           251,595
     300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)         5.00     07/01/2031           291,453
                                                                                                                   8,698,727
                                                                                                             ---------------
WEST VIRGINIA: 0.32%
     470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (HOUSING
                  REVENUE)##                                                           3.78     02/01/2015           384,380
                                                                                                             ---------------
WISCONSIN: 39.59%
      20,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                        4.80     06/01/2016            21,405
     100,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                        5.05     06/01/2019           108,235
     815,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                        5.10     06/01/2020           883,167
      95,000   BARABOO WI CDA (HOUSING REVENUE)                                        4.70     03/01/2010            95,916
      80,000   BARABOO WI CDA (HOUSING REVENUE)                                        4.80     03/01/2011            82,478
      50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)         4.20     04/01/2012            51,422
     100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)         4.50     04/01/2014           102,129
   1,540,000   CUDAHY WI CDA REDEVELOPMENT LEASE REVENUE REFUNDING SERIES B
                  (LEASE REVENUE)                                                      4.55     06/01/2019         1,574,850
     500,000   DELAFIELD WI CDA ST. JOHNS NORTH WESTERN MILITARY (RECREATIONAL
                  FACILITIES REVENUE)                                                  4.70     06/01/2034           522,385
     660,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY
                  (RECREATIONAL FACILITIES REVENUE)                                    4.60     06/01/2030           692,545
     235,000   DELAFIELD WI CDA UNIVERSITY LAKE SCHOOL PROJECT (OTHER REVENUE,
                  FIRSTAR BANK NA LOC)+/-ss                                            0.30     03/01/2035           235,000
   1,000,000   FONTANA ON GENEVA LAKE CDA (WATER & SEWER REVENUE)                      4.45     06/01/2025           938,810
      10,000   GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT
                  (INDUSTRIAL REVENUE)+/-ss                                            5.13     02/01/2011            10,019
     200,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A (AUTO PARKING REVENUE)        4.75     10/01/2020           209,948
     145,000   GLENDALE WI CDA TAX INCREMENT 6 (LEASE REVENUE)                         5.00     10/01/2019           148,635
       5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
                  LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC
                  INSURED)                                                             4.35     02/01/2010             5,068
      10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
                  LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC
                  INSURED)                                                             4.45     02/01/2011            10,516
     215,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
                  LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE, AMBAC
                  INSURED)                                                             4.75     02/01/2014           225,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WISCONSIN (continued)
$    140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE, AMBAC INSURED)                                              5.00%    02/01/2019   $       145,211
   1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED (COLLEGE & UNIVERSITY REVENUE)                          5.00     04/01/2016         1,552,638
     250,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL INCORPORATE (HCFR)            5.50     12/01/2023           265,125
      20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)               5.00     02/15/2013            20,649
      10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)               5.50     02/15/2021            10,166
     100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (HCFR)                5.15     04/01/2013           102,027
     500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT
                  (HOUSING REVENUE)+/-ss                                               4.75     09/01/2033           505,595
     700,000   HALES CORNERS CDA LUTHERAN CHURCH PROJECT (IDR, MID-AMERICA
                  FEDERAL SAVINGS & LOAN LOC)+/-ss                                     0.45     08/01/2037           700,000
     870,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
                  MARSHALL & ISLEY BANK LOC)+/-ss                                      1.64     06/01/2031           870,000
     245,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                        4.65     12/01/2012           256,552
      10,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                        5.00     12/01/2016            10,512
   1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                     4.50     05/01/2011         1,010,470
     200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                     4.25     03/01/2017           207,174
     200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                     4.35     03/01/2018           206,164
     365,000   MILWAUKEE RDA MILWAUKEE SCHOOL ENERGY PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE)                                       4.00     07/01/2011           375,782
   1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
                  (HOUSING REVENUE, FNMA INSURED)                                      5.10     07/01/2022         1,076,740
   1,350,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                  CITIZENS BANK LOC)+/-ss                                              1.47     06/01/2037         1,350,000
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY LOC)                 5.05     07/01/2019           483,541
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY LOC)                 5.15     07/01/2020           483,184
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY LOC)                 5.20     07/01/2021           483,010
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY LOC)                 5.30     07/01/2022           483,306
     470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY LOC)                 5.35     07/01/2023           482,638
     100,000   MILWAUKEE WI RDA NEIGHBORHOOD SCHOOLS SERIES A (OTHER REVENUE,
                  AMBAC INSURED)                                                       4.20     08/01/2012           106,591
      50,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC INSURED)          3.80     08/01/2014            52,520
     500,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A (OTHER REVENUE)                                             5.75     08/01/2035           410,930
     100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                  & UNIVERSITY REVENUE, AMBAC INSURED)                                 4.20     10/01/2010           100,295
     880,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                  (OTHER REVENUE)                                                      5.13     08/01/2015           837,285
     300,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                  (OTHER REVENUE)                                                      5.63     08/01/2025           260,601
      95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE)                     4.20     08/01/2011            99,839
   1,000,000   NEENAH WI CDA COMMUNITY DEVELOPMENT LEASE REVENUE SERIES A
                  (LEASE REVENUE)                                                      5.13     12/01/2023         1,080,750
     300,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                  4.13     12/01/2018           316,629
     350,000   OAKFIELD WI CDA (LEASE REVENUE)                                         5.40     12/01/2021           354,785
     210,000   ONALASKA WI CDA (LEASE REVENUE)                                         5.30     06/01/2015           210,307
     200,000   OSCEOLA WI RDA (LEASE REVENUE)                                          4.65     12/01/2010           205,066
     325,000   OSCEOLA WI RDA (LEASE REVENUE)                                          4.75     12/01/2011           338,839
     235,000   OSCEOLA WI RDA (LEASE REVENUE)                                          5.15     12/01/2015           242,074
     410,000   OSCEOLA WI RDA (LEASE REVENUE)                                          5.38     12/01/2020           416,978
   1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE, NATL-RE INSURED)            5.50     12/15/2015         1,697,615
     665,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2026           781,801
     160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2015           185,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WISCONSIN (continued)
$    100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.00%    12/15/2017   $       108,634
   1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2017         2,063,567
     280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2018           344,170
     240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2021           297,691
   1,600,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
                  (SALES TAX REVENUE, NATL-RE INSURED)                                 5.50     12/15/2023         1,890,608
     120,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                  4.40     12/01/2011           126,281
      80,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                  4.50     12/01/2011            82,988
     160,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                  4.50     12/01/2012           167,792
      90,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                  4.85     12/01/2014            93,971
     275,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER REVENUE)        4.50     10/01/2021           281,688
      50,000   STURTEVANT WI CDA (LEASE REVENUE)                                       3.55     12/01/2009            50,097
      75,000   STURTEVANT WI CDA (LEASE REVENUE)                                       4.60     12/01/2010            75,132
     110,000   STURTEVANT WI CDA (LEASE REVENUE)                                       4.80     12/01/2012           110,168
     100,000   STURTEVANT WI CDA (LEASE REVENUE)                                       5.00     12/01/2012            99,386
     300,000   STURTEVANT WI CDA (LEASE REVENUE)                                       4.40     12/01/2015           304,506
     100,000   STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                         4.55     12/01/2016           101,320
      25,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                             5.00     02/01/2012            25,156
      95,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                             5.10     02/01/2013            95,578
     105,000   SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                             5.20     02/01/2014           105,575
     300,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)              3.80     02/01/2018           307,533
     220,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)              4.00     02/01/2019           224,583
     250,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)              4.50     02/01/2022           258,008
     100,000   VERONA WI CDA (ECONOMIC DEVELOPMENT REVENUE)                            4.30     02/01/2015           104,752
     775,000   VERONA WI CDA (LEASE REVENUE)                                           5.38     12/01/2022           799,924
     220,000   WARRENS WI CDA (LEASE REVENUE)                                          5.00     11/01/2016           230,914
     320,000   WARRENS WI CDA (LEASE REVENUE)                                          5.10     11/01/2020           316,650
     300,000   WARRENS WI CDA (OTHER REVENUE)                                          3.70     10/01/2009           300,006
      50,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                            5.35     10/01/2014            52,418
      95,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                            5.80     10/01/2023           100,020
     500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT
                  (HOUSING REVENUE, FIRSTAR BANK LOC)+/-ss                             4.80     03/01/2034           500,620
     110,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
                  PROJECT (HOUSING REVENUE, ASSOCIATED BANK LOC)+/-ss                  0.45     12/01/2034           110,000
     340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                  (HOUSING REVENUE)+/-ss                                               5.00     12/01/2027           351,138
     720,000   WESTON WI CDA SERIES A (LEASE REVENUE)                                  5.25     10/01/2020           770,782
   1,955,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE,
                  FIRST SECURITY BANK INSURED)##                                       4.92     12/15/2030           695,941
     330,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.25     12/15/2015           378,094
     335,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.25     12/15/2016           385,746
     500,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.25     12/15/2019           580,785
     325,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE,
                  FIRST SECURITY BANK INSURED)                                         5.25     12/15/2023           375,963
      65,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                            4.65     09/01/2014            66,572
      70,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                            4.80     09/01/2015            71,486
      80,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                            5.00     09/01/2017            81,298
     135,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE, FHA INSURED)        6.10     06/01/2021           164,083
   1,785,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
                  (HOUSING REVENUE)                                                    4.75     05/01/2037         1,770,970
   1,960,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (ECONOMIC DEVELOPMENT REVENUE)+/-ss                                  4.25     12/01/2035         2,084,578
      25,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (HOUSING REVENUE, GO OF AUTHORITY)                                   4.63     11/01/2037            22,364

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2009 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                                    INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
WISCONSIN (continued)
$    300,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (HOUSING REVENUE, GO OF AUTHORITY)                                   4.70%    05/01/2047   $       264,390
   2,145,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                  (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                              0.60     05/01/2029         2,145,000
   2,305,000   WISCONSIN HOUSING AND ECONOMIC DEVELOPMENT VARIOUS AMT SERIES E
                  (HOUSING REVENUE, GO HUD)+/-ss                                       0.60     05/01/2030         2,304,991
                                                                                                                  46,940,252
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $112,471,866)                                                                116,609,339
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $112,471,866)*                                                        98.35%                           $   116,609,339
                                                                           ------                            ---------------
OTHER ASSETS AND LIABILITIES, NET                                            1.65                                  1,951,155
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   118,560,494
                                                                           ------                            ---------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $114,271,642 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 4,400,975
     GROSS UNREALIZED DEPRECIATION    (2,063,278)
                                     -----------
     NET UNREALIZED APPRECIATION     $ 2,337,697

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS - NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 -- quoted prices in active markets for identical investments

     Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                             SIGNIFICANT OTHER       SIGNIFICANT          TOTAL FAIR
                                             QUOTED PRICE    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS     VALUE AS OF
INVESTMENTS IN SECURITIES*                      LEVEL 1          LEVEL 2               LEVEL 3            9/30/2009
--------------------------                   ------------   ------------------   -------------------   --------------
INTERMEDIATE TAX-FREE FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions    $          0     $  627,106,050         $ 6,883,559       $  633,989,609
   Short-term investments                      27,670,743                  0                   0           27,670,743
                                             ------------     --------------         -----------       --------------
                                             $ 27,670,743     $  627,106,050         $ 6,883,559       $  661,660,352
                                             ------------     --------------         -----------       --------------
MUNICIPAL BOND FUND
   Debt securities issued by U.S. Treasury
      and U.S. government agencies           $          0     $      199,954         $         0       $      199,954
   Debt securities issued by states in the
      U.S. and its political subdivisions    $          0     $  730,288,026         $23,391,250       $  753,679,276
   Short-term investments                          96,842                  0                   0               96,842
                                             ------------     --------------         -----------       --------------
                                             $     96,842     $  730,487,980         $23,391,250       $  753,976,072
                                             ------------     --------------         -----------       --------------
SHORT-TERM MUNICIPAL BOND FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions    $          0     $1,747,597,068         $36,603,750       $1,784,200,818
   Short-term investments                      19,745,022                  0                   0           19,745,022
                                             ------------     --------------         -----------       --------------
                                             $ 19,745,022     $1,747,597,068         $36,603,750       $1,803,945,840
                                             ------------     --------------         -----------       --------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
   Debt securities issued by states in the
      U.S. and its political subdivisions    $          0     $6,425,166,967         $76,615,999       $6,501,782,966
   Short-term investments                     101,711,747                  0                   0          101,711,747
                                             ------------     --------------         -----------       --------------
                                             $101,711,747     $6,425,166,967         $76,615,999       $6,603,494,713
                                             ------------     --------------         -----------       --------------
WISCONSIN TAX-FREE FUND
   Debt securities issued by states in the
   U.S. and its political subdivisions       $          0     $  113,764,301         $ 2,845,038       $  116,609,339
                                             ------------     --------------         -----------       --------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                                                              ULTRA
                                       INTERMEDIATE                       SHORT-TERM       SHORT-TERM        WISCONSIN
                                         TAX-FREE        MUNICIPAL      MUNICIPAL BOND      MUNICIPAL        TAX-FREE
                                           FUND          BOND FUND           FUND          INCOME FUND         FUND
                                     ---------------  ---------------  ----------------  ---------------  ---------------
                                     DEBT SECURITIES  DEBT SECURITIES   DEBT SECURITIES  DEBT SECURITIES  DEBT SECURITIES
                                         ISSUED            ISSUED           ISSUED           ISSUED           ISSUED
                                        BY STATES        BY STATES         BY STATES        BY STATES        BY STATES
                                         IN THE         IN THE U.S.         IN THE         IN THE U.S.        IN THE
                                      U.S. AND ITS        AND ITS        U.S. AND ITS        AND ITS       U.S. AND ITS
                                        POLITICAL        POLITICAL         POLITICAL        POLITICAL        POLITICAL
                                      SUBDIVISIONS      SUBDIVISIONS     SUBDIVISIONS     SUBDIVISIONS     SUBDIVISIONS
                                     ---------------  ---------------  ----------------  ---------------  ---------------
BALANCE AS OF 06/30/2009                $1,521,500      $ 1,878,500      $ 3,400,000       $23,174,000      $ 1,870,000
   Accrued discounts (premiums)                  0                0                0           129,750                0
   Realized gain (loss)                          0                0                0                 0                0
   Change in unrealized
      appreciation (depreciation)          (79,317)        (146,000)         100,000                 0                0
   Net purchases (sales)                 2,804,317       21,658,750       20,623,750         6,883,749          975,038
   Net transfer in (out) of Level 3      2,637,059                0       12,480,000        46,428,500                0
BALANCE AS OF 09/30/2009                $6,883,559      $23,391,250      $36,603,750       $76,615,999      $ 2,845,038
Change in unrealized
   appreciation (depreciation)
   relating to securities
   held at the end of reporting
   period.                              $  (79,317)     $  (146,000)     $   100,000       $         0      $         0

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES G

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
AGENCY SECURITIES: 89.41%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.98%
$    146,528   FHLMC #A77459                                                           7.50%    05/01/2038   $       158,859
     166,727   FHLMC #F60001                                                           4.50     01/01/2024           172,562
                                                                                                                     331,421
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 79.83%
     220,000   FNMA%%                                                                  4.00     10/01/2039           217,800
   1,035,000   FNMA%%                                                                  4.50     11/01/2038         1,045,633
   2,840,000   FNMA%%                                                                  5.00     11/01/2039         2,921,829
   3,325,000   FNMA%%                                                                  5.50     10/14/2039         3,477,744
   2,255,000   FNMA%%                                                                  6.00     10/14/2039         2,379,025
     800,000   FNMA%%                                                                  6.50     11/13/2038           851,500
      98,127   FNMA #256986                                                            7.00     11/01/2037           106,885
     230,176   FNMA #257307                                                            6.00     08/01/2038           243,161
     302,299   FNMA #888707                                                            7.50     10/01/2037           332,412
     108,311   FNMA #934370                                                            5.50     08/01/2038           113,462
     303,237   FNMA #941312                                                            6.50     07/01/2037           324,618
     146,366   FNMA #976190                                                            7.50     05/01/2038           159,644
     202,765   FNMA #987853                                                            5.50     08/01/2038           212,407
     260,310   FNMA #995591                                                            7.00     03/01/2024           279,999
     681,119   FNMA #995958                                                            5.50     06/01/2024           721,400
                                                                                                                  13,387,519
                                                                                                             ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 7.60%
     825,000   GNMA%%                                                                  5.00     07/01/2038           850,395
   3,186,418   GNMA SERIES 2002-53 CLASS IO+/-(C)                                      0.90     04/16/2042            71,766
     125,000   GNMA SERIES 2004-10 CLASS C                                             5.31     07/16/2031           131,309
      44,489   GNMA SERIES 2005-90 CLASS A                                             3.76     09/16/2028            45,702
     165,000   GNMA SERIES 2007-75 CLASS B                                             5.05     10/16/2014           175,857
                                                                                                                   1,275,029
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $14,890,164)                                                                        14,993,969
                                                                                                             ---------------
ASSET BACKED SECURITIES: 3.27%
     100,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-         0.94     11/15/2011           100,211
     165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                            2.40     06/17/2013           166,886
      90,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                      5.10     10/15/2013            94,552
      70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                      5.65     12/15/2015            76,851
      42,322   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                            4.63     05/15/2012            42,396
      65,692   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                            4.90     02/15/2012            66,859
TOTAL ASSET BACKED SECURITIES (COST $534,478)                                                                        547,755
                                                                                                             ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.30%
      90,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28 CLASS
                  AAB                                                                  5.75     09/11/2042            87,609
       2,443   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-          5.24     12/25/2035             2,131
     100,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB4A
                  CLASS A4                                                             4.58     10/15/2037            92,578
     122,806   FHLMC SERIES T-42 CLASS A5                                              7.50     02/25/2042           136,814
      83,148   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-       5.00     07/25/2043            85,070
      82,129   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-       4.99     10/25/2043            78,921
      66,905   FNMA SERIES 2005-W4 CLASS 3A+/-                                         4.87     06/25/2035            69,136
     130,125   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                               7.00     05/25/2044           142,487
     125,486   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                               7.00     08/25/2044           137,218
     410,861   GNMA SERIES 2006-3 CLASS A                                              4.21     01/16/2028           422,951
     102,671   GNMA SERIES 2007-12 CLASS A                                             3.96     06/16/2031           105,971
      63,030   GNMA SERIES 2007-69 CLASS TA+/-                                         4.81     06/16/2031            65,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES G

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  4,212,486   GNMA SERIES 2008-22 CLASS XM+/-(C)                                      1.11%    02/16/2048   $       206,459
      88,787   GNMA SERIES 2008-39 CLASS A                                             4.50     02/16/2023            91,318
     135,000   GNMA SERIES 2008-86 CLASS D                                             5.46     04/16/2040           147,054
     110,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                  CLASS A3                                                             4.83     11/15/2027           112,813
      40,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                    5.27     06/13/2041            39,474
     200,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                 6.07     08/15/2039           207,699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,131,805)                                                        2,231,121
                                                                                                             ---------------
US TREASURY SECURITIES: 3.11%
US TREASURY NOTES: 3.11%
     515,000   US TREASURY NOTE                                                        1.50     10/31/2010           520,750
                                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $514,649)                                                                         520,750
                                                                                                             ---------------

   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 46.79%
MUTUAL FUNDS: 46.49%
   7,795,852   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.22%(s)                    7,795,852
                                                                                                             ---------------

                                                                                    INTEREST
  PRINCIPAL                                                                           RATE
------------                                                                        --------
US TREASURY BILLS: 0.30%
$     50,000   US TREASURY BILL###                                                     0.10%    12/24/2009            49,988
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,845,837)                                                                     7,845,840
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $25,916,933)*                                                        155.88%                           $    26,139,435
OTHER ASSETS AND LIABILITIES, NET                                          (55.88)                                (9,370,551)
                                                                          --------                           ---------------
TOTAL NET ASSETS                                                           100.00%                           $    16,768,884
                                                                          --------                           ---------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+/-  VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,795,852.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $25,916,933 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $257,236
     GROSS UNREALIZED DEPRECIATION    (34,734)
                                     --------
     NET UNREALIZED APPRECIATION     $222,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE COREBUILDER SERIES G

NOTES TO PORTFOLIO OF INVESTMENT

The Fund portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 -- quoted prices in active markets for identical investments

     Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments in securities:

                                                               SIGNIFICANT
                                                                  OTHER       SIGNIFICANT
                                                                OBSERVABLE   UNOBSERVABLE
                                               QUOTED PRICES      INPUTS        INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES*                        LEVEL 1        LEVEL 2        LEVEL 3      AS OF 9/30/2009
--------------------------                     -------------   -----------   ------------   ----------------
ASSET-BACKED SECURITIES                         $         0    $   547,755        $0           $   547,755
COLLATERALIZED MORTGAGE OBLIGATIONS                       0      2,231,121         0             2,231,121
MORTGAGE-BACKED SECURITIES                                      14,993,969                      14,993,969
DEBT SECURITIES ISSUED BY THE US
TREASURY AND US GOVERNMENT AGENCIES                       0        570,738         0               570,738
SHORT-TERM INVESTMENTS                            7,795,852              0         0             7,795,852
                                                -----------    -----------        --           -----------
                                                $ 7,795,852    $18,343,583        $0           $26,139,435
                                                -----------    -----------        --           -----------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

As of September 30, 2009, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                               SIGNIFICANT
                                                  OTHER       SIGNIFICANT
                                                OBSERVABLE   UNOBSERVABLE
                               QUOTED PRICES      INPUTS        INPUTS           TOTAL UNREALIZED
FUND                              LEVEL 1        LEVEL 2        LEVEL 3     APPRECIATE/(DEPRECIATION)
----                           -------------   -----------   ------------   -------------------------
OTHER FINANCIAL INSTRUMENTS*      $29,298           $0            $0                 $29,298

*    Other financial instruments include futures, forwards and swap contracts.

FUTURES CONTRACTS

This Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At September 30, 2009, the Fund held the following long futures contracts:

                                                                             NET UNREALIZED
                                             INITIAL CONTRACT    VALUE AT     APPRECIATION
EXPIRATION DATE             TYPE                  AMOUNT         9/30/2009   (DEPRECIATION)
---------------   ------------------------   ----------------   ----------   --------------
December 2009     30 Long 5 Year US T-Bond      $3,449,463      $3,482,813       $33,350
December 2009     1 Long 10 Year US T-Bond         117,502         118,328           826

At September 30, 2009, the Fund held the following short futures contracts:

                                                                             NET UNREALIZED
                                              INITIAL CONTRACT    VALUE AT    APPRECIATION
EXPIRATION DATE              TYPE                   AMOUNT       9/30/2009   (DEPRECIATION)
---------------   -------------------------   ----------------   ---------   --------------
December 2009     21 Short 2 Year US T-Bond       4,551,710      4,556,344      $(4,634)
December 2009     1 Short 30 Year US T-Bond         121,131        121,375         (244)

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 89.22%
ALABAMA: 0.32%
$     25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER
                  REVENUE, XLCA COMPANY INSURED)(a)+/-ss                               0.73%    02/01/2040   $         8,750
      25,000   COUNTY OF JEFFERSON AL WATERS SUB-SERIES B-1-C (SEWER
                  REVENUE, FGIC INSURED)(a)+/-ss                                       0.73     02/01/2042             8,750
                                                                                                                      17,500
                                                                                                             ---------------
ARIZONA: 3.43%
     100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
                  (OTHER REVENUE, AMBAC INSURED)                                       5.00     07/01/2016           106,531
      85,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)             4.85     07/15/2014            83,168
                                                                                                                     189,699
                                                                                                             ---------------
CALIFORNIA: 10.92%
     400,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
                  (TRANSPORTATION REVENUE, AMBAC INSURED)##                            6.42     10/01/2018           244,932
     100,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SERIES B
                  (RESOURCE RECOVERY REVENUE)+/-ss                                     5.25     06/01/2023           101,586
     100,000   OAKLAND CA UNIFIED SCHOOL DISTRICT ALAMEDA COUNTY (PROPERTY
                  TAX REVENUE)                                                         6.50     08/01/2024           112,237
     140,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE,
                  AMBAC INSURED)                                                       5.63     09/01/2012           144,302
                                                                                                                     603,057
                                                                                                             ---------------
COLORADO: 9.78%
      50,000   AURARIA HIGHER EDUCATION CENTER LAND ACQUISITION PROJECT
                  (LEASE REVENUE)                                                      6.00     05/01/2023            54,285
     200,000   COLORADO ECFA CHARTER SCHOOL-AMERICAN ACADEMY PROJECT (LEASE
                  REVENUE)                                                             7.13     12/01/2033           225,572
     250,000   E-470 CO PUBLIC HIGHWAY AUTHORITY SERIES D2 (OTHER REVENUE,
                  MBIA INSURED)+/-ss                                                   5.00     09/01/2039           260,200
                                                                                                                     540,057
                                                                                                             ---------------
GEORGIA: 0.85%
      50,000    ATLANTA DEVELOPMENT AUTHORITY SERIES A (IDR, AMBAC INSURED)            5.00     01/01/2027            47,074
                                                                                                             ---------------
IDAHO: 6.31%
     100,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                       7.38     06/01/2040           115,150
     250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                  SERIES A (OTHER REVENUE)                                             6.00     06/01/2038           233,203
                                                                                                                     348,353
                                                                                                             ---------------
ILLINOIS: 3.86%
     100,000   ILLINOIS FINANCE AUTHORITY REVENUE ILLINOIS MEDICAL DISTRICT
                  COMMISION PROJECT A (HCFR)                                           4.13     09/01/2018           101,247
     150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
                  APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##         5.41     12/01/2016           112,139
                                                                                                                     213,386
                                                                                                             ---------------
KANSAS: 1.40%
      75,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                     SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00     12/01/2020            77,240
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
LOUISIANA: 4.31%
$    240,000   CITY OF NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                    5.38%    06/01/2014   $       238,080
                                                                                                             ---------------
MASSACHUSETTS: 2.04%
     100,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                  CHARTER SERIES A (OTHER REVENUE)                                     8.00     04/15/2039           112,426
                                                                                                             ---------------
MICHIGAN: 3.14%
     200,000   COMSTOCK MI PUBLIC SCHOOLS (PROPERTY TAX REVENUE)##                     4.99     05/01/2014           173,606
                                                                                                             ---------------
MISSOURI: 4.77%
     240,000   ST. LOUIS MO LAMBERT-ST. LOUIS INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, NATL-RE INSURED)                                   6.00     07/01/2013           263,573
                                                                                                             ---------------
NEW JERSEY: 1.94%
     100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (COLLEGE & UNIVERSITY REVENUE)                                     5.63     06/01/2030           106,874
                                                                                                             ---------------
NORTH CAROLINA: 1.46%
     100,000   PERSON COUNTY NC INDUSTRIAL FACILITIES (IDR)(a)+/-ss                    0.60     11/01/2018            80,700
                                                                                                             ---------------
OREGON: 1.84%
     100,000   REDMOND OR (AIRPORT REVENUE)                                            6.00     06/01/2034           101,529
                                                                                                             ---------------
PENNSYLVANIA: 7.39%
     240,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)                6.13     01/01/2016           243,226
     165,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A
                  (PRIVATE SCHOOL REVENUE)                                             5.25     10/01/2010           164,713
                                                                                                                     407,939
                                                                                                             ---------------
PUERTO RICO: 2.04%
     100,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                  A (SALES TAX REVENUE)                                                6.38     08/01/2039           112,895
                                                                                                             ---------------
SOUTH CAROLINA: 6.43%
     100,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                  OBLIGATION (GENERAL OBLIGATION - STATES, TERRITORIES)                8.50     12/01/2018           103,901
     240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                  (LEASE REVENUE)                                                      5.25     12/01/2017           251,431
                                                                                                                     355,332
                                                                                                             ---------------
TENNESSEE: 6.00%
     100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                  HOSPITAL FIRST MORTGAGES SERIES B (HCFR, MBIA INSURED)               7.00     07/01/2020           115,381
     100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES PREFUNDED
                  (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)ss                     7.75     07/01/2029           114,410
     100,000   TENNESSEE ENERGY ACQUISITION CORPORATION (UTILITIES REVENUE)            5.25     09/01/2019           101,697
                                                                                                                     331,488
                                                                                                             ---------------
TEXAS: 7.64%
      80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)             4.75     10/01/2010            81,676
     250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                     6.25     02/15/2017           253,363
     125,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION (NATURAL
                  GAS REVENUE)+/-ss                                                    0.90     12/15/2026            87,188
                                                                                                                     422,227
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

COREBUILDER SHARES - SERIES M

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
UTAH: 3.35%
$    200,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
                  FACILITIES REVENUE)                                                  5.55%    11/15/2021   $       185,156
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,750,301)                                                                    4,928,191
                                                                                                             ---------------
   SHARES                                                                             YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 10.06%
     555,860   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~+++                    0.22%(s)                      555,860
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $555,860)                                                                         555,860
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,306,161)*                                                          99.28%                           $     5,484,051
OTHER ASSETS AND LIABILITIES, NET                                            0.72                                     39,545
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $     5,523,596
                                                                           ------                            ---------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $555,860.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $5,306,178 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $208,528
     GROSS UNREALIZED DEPRECIATION    (30,655)
                                     --------
     NET UNREALIZED APPRECIATION     $177,873

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE COREBUILDER SERIES M

NOTES TO PORTFOLIO OF INVESTMENT

The Fund portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 -- quoted prices in active markets for identical investments

     Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments in securities:

                                                                                    SIGNIFICANT
                                                               SIGNIFICANT OTHER   UNOBSERVABLE
                                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES*                        LEVEL 1           LEVEL 2           LEVEL 3      AS OF 9/30/2009
--------------------------                     -------------   -----------------   ------------   ----------------
DEBT SECURITIES ISSUED BY STATES IN THE
   U.S. AND ITS POLITICAL SUBDIVISIONS            $      0          4,829,991          98,200         4,928,191
SHORT-TERM INVESTMENTS                             555,860                  0               0           555,860
                                                  --------         ----------         -------        ----------
                                                  $555,860         $4,829,991         $98,200        $5,484,051
                                                  --------         ----------         -------        ----------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               DEBT SECURITIES ISSUES BY STATES IN THE
                                                                  US AND ITS POLITICAL SUBDIVISIONS
                                                               ---------------------------------------
Balance as of 12/30/2008                                                       $     0
   Accrued discounts (premiums)                                                      0
   Realized gain (loss)                                                              0
   Change in unrealized appreciation (depreciation)                                  0
   Net purchases (sales)                                                        80,700
   Transfers in and/or out of Level 3                                           17,500
Balance as of 9/30/2009                                                        $98,200
                                                                               -------
Change in unrealized gains or losses included in earnings
   relating to securities still held at 9/30/2009                              $     0

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                        Date: November 23, 2009


                                        By: /s/ Jeremy M. DePalma
                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: November 23, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                        Date: November 23, 2009


                                        By: /s/ Jeremy M. DePalma
                                            Jeremy M. DePalma
                                            Treasurer

                                        Date: November 23, 2009